UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 04/30/2020

Item 1 – Report to Stockholders

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Liquidity Funds

•	Federal Trust Fund
•	FedFund
•	TempCash
•	TempFund
•	T-Fund
•	Treasury Trust Fund
•	MuniCash
•	MuniFund
•	California Money Fund
•	New York Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the long-term impact of the pandemic on the global economy.

Returns for most securities were robust for the first three quarters of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the reporting period with negative performance, while in the U.S. only large-capitalization stocks delivered a slightly positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is underway, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize. Both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(3.16)%	0.86%
U.S. small cap equities (Russell 2000® Index)	(15.47)	(16.39)
International equities (MSCI Europe, Australasia, Far East Index)	(14.21)	(11.34)
Emerging market equities (MSCI Emerging Markets Index)	(10.50)	(12.00)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.85	2.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	10.73	19.78
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.86	10.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.26)	2.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(6.60)	(4.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 6-Month Period Ended April 30, 2020

Notable events over the last six months began with market participants raising awareness regarding slowing global growth amid uncertainties associated with geopolitical events including U.S.-China trade tensions and muted inflation. However, 2019 finished the year with a strong economy, low unemployment and strong returns for U.S. equities. At the onset of 2020, the economy was in a good place and interest rate policy was appropriate according to the Fed, but this outlook quickly changed upon the imposition of dramatic measures by authorities around the world to stem the spread of the coronavirus pandemic. In response, the Fed quickly enacted a series of unprecedented measures to channel credit to businesses and households and smooth market functioning.

The Fed’s stimulus campaign began with an “emergency” 0.50% cut to the Federal Funds target rate on March 3, 2020. This action was followed up a few weeks later with a surprise 1% interest rate cut, bringing the range for the Federal Funds target rate to 0.00%-0.25%. This action included a commitment to keep rates low until the uncertainty has passed. Dusting off its crisis-era playbook, the Fed rebooted or rolled out various support facilities and continues to emphasize its support of credit and liquidity in order to stabilize markets. The most impactful measure for money market funds, in our view, was the creation of the Money Market Liquidity Facility to purchase commercial paper and domestic and Yankee certificates of deposit from prime money market funds, and municipal debt and variable rate demand notes from municipal money market funds.

The facility was largely active and provided liquidity to money market funds by the end of the first quarter of 2020. In a nod to 2008, the Fed revived the following vehicles: the Commercial Paper Funding Facility to backstop the purchase of high-quality commercial paper from U.S. issuers; the Primary Dealer Credit Facility to provide low-cost funding against a broad range of collateral including commercial paper; and the Term Asset Back Securities Lending Facility to purchase asset-backed securities.

Other notable actions included the creation of new facilities to purchase investment-grade corporate debt through the Primary Market Corporate Credit Facility and Secondary Market Corporate Credit Facility. A $2 trillion fiscal aid package signed into law by President Trump along with a series of coordinated global fiscal and monetary actions complemented the Fed’s sweeping measures.

Following its array of monetary stimulus in March, the Federal Open Market Committee (“FOMC”) maintained the 0.00%-0.25% range for the Federal Funds target rate at its April 29, 2020 meeting. While no new policy initiatives were announced, the FOMC underscored its recent pledge to use its full gamut of tools to achieve its maximum employment and price stability goals.

The three-month London Interbank Offered Rate overnight-indexed swap spread (a gauge of stress in the financial system) increased from a low of around 0.12% in February to around 1.38% at the end of the first quarter of 2020. While elevated, this measure remains below the 2008 crisis peak of over 3.60%. As markets stabilized in April, this spread ground back toward a level of 0.30% – signaling investor confidence in credits markets. Credit markets in general improved in April as record levels of investment-grade bonds were issued in the market across all tenors, but predominately targeted the longer end of the curve as issuers secured term financing.

Government money market funds were forced to put excess cash to work at or near the “zero lower bound,” while the front end of the Treasury-bill curve was offered at modestly negative rates toward the end of the March quarter. The maximum daily take-up in the Fed’s reverse repo program — which serves as an investment outlet for eligible money market funds at a rate of 0%-rose sharply to a peak amount of nearly $285 billion at the end of March, the highest level since 2017. Assets of money market funds rose to an all-time high of over $5 trillion, with large government fund inflows offsetting outflows from prime funds.

In our view, we continue to expect the substantial amount of coordinated fiscal and monetary stimulus made available in the United States and abroad to serve as an important bridge in addressing economic and market strains from the drastic measures taken to contain the coronavirus epidemic. Front-end credit markets and prime funds attracted positive flows toward the end of April, and we are optimistic that conditions in the short-term taxable money market could remain favorable given the support of the Fed. While rates in the government space should remain low in absolute terms, historical levels of issuance in Treasury bills over the next quarter could provide modest relief for rates in our opinion.

Turning to short-term municipal bonds, the short-term municipal market ended the six-month period ended April 30, 2020 at $137.2 billion in assets, down slightly from November 1, 2019. While money fund asset flows were mixed prior to January, record inflows into bond funds and separately managed accounts (“SMAs”) translated into strong demand for variable rate demand note (“VRDN”) securities that were used as temporary investments. As bond issuance came to market, VRDN securities were no longer needed as temporary investments, and VRDN inventory began to increase. However, in January and February of 2020, seasonal-coupon flow into money funds translated into industry assets reaching a six-month high of $141 billion. In addition, bond funds and SMAs continued with their record pace of inflows. The combination translated into persistent demand for VRDN securities as temporary investments and kept downward pressure on the Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs. As VRDN yields declined, money funds began to experience a slow decline in assets as investors sought higher yielding alternatives.

In March 2020, the impact of the coronavirus pandemic was dramatic and volatile for both markets and investors. Tax-exempt money market funds lost $6 billion in assets as investors redeemed in favor of government money market funds or a preference for actual cash. VRDN inventory on dealer balance sheets spiked to $31 billion, approximately six times the typical carry amount, causing the SIFMA Index to spike to 5.20%. The Fed reacted in a bold way and stated that they would support the economy by doing whatever it takes to combat the growing impact of the coronavirus pandemic on financial markets and economic conditions. The Fed began utilizing a variety of measures to ease the building financial pressures. Measures included lowering the Federal Funds rate by 1.50% to the 0.0%-0.25% range and extending asset purchases of bonds and mortgage-backed securities as well as including corporate and municipal bonds. The Fed also activated three Federal programs to relieve balance sheet pressures. These programs have had a dramatic impact in lowering financial market pressures. The resulting elevated VRDN yields garnered increased interest from taxable money funds and crossover accounts during the last week of March, helping to reduce VRDN inventory, which ended the March quarter at $5.2 billion.

In April, with tax-related redemptions pushed back to July 15, VRDN inventory averaged just $2.9 billion, well below historical averages as tax-exempt money funds experienced strong inflows, pushing the SIFMA Index to a four-year low of 0.21% before ending the period at 0.22%. Along with downward pressure on VRDN yields, commercial paper, municipal note, and municipal bond yield levels moved sharply lower as well. The one-year Municipal Market Data yield, which represents one-year municipal bonds, and the one-year MIG1 yield, which represents municipal notes, decreased to end April at 0.81% and 0.80%, respectively.

Looking ahead, seasonal municipal note issuance should begin to ramp up as municipalities address not only their annual operating financing needs, but additional burdens created from the coronavirus pandemic. It remains to be seen how municipal note issuance will be impacted this year given increased state funding needs due to the coronavirus pandemic crisis and the option of using the Fed’s Municipal Liquidity Facility program as a lender of last resort. Municipal money market fund managers are

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Money Market Overview  For the 6-Month Period Ended April 30, 2020  (continued)

expected to maintain a defensive approach with respect to high levels of fund liquidity and remain selective with respect to one-year municipal note and bond purchases, while opportunistically investing in commercial paper for a laddered maturity schedule.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

MONEY MARKET OVERVIEW	5

Fund Information as of April 30, 2020

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.22%	0.22%
Administration	0.12	0.12
Cash Management	0.00	0.00
Cash Reserve	0.22	0.22
Dollar	0.00	0.00
Premier	0.22	0.22

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	63%
U.S. Government Sponsored Agency Obligations	38
Liabilities in Excess of Other Assets	(1)

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.21%	0.21%
Administration	0.11	0.11
Capital	0.16	0.16
Cash Management	0.00	0.00
Cash Reserve	0.00	0.00
Dollar	0.00	0.00
Premier	0.21	0.21
Private Client	0.00	0.00
Select	0.00	0.00

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Repurchase Agreements	35%
U.S. Government Sponsored Agency Obligations	35
U.S. Treasury Obligations	31
Liabilities in Excess of Other Assets	(1)

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.68%	0.68%
Dollar	0.45	0.45
Premier	0.67	0.67

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	38%
Certificates of Deposit	24
Time Deposits	16
Repurchase Agreements	16
U.S. Treasury Obligations	2
Corporate Bonds	—	(a)
U.S. Government Sponsored Agency Obligations	—	(a)
Other Assets Less Liabilities	4

(a)	Represents less than 1% of the Fund’s net assets.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of April 30, 2020 (continued)

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.63%	0.63%
Administration	0.53	0.53
Cash Management	0.13	0.13
Cash Reserve	0.28	0.28
Dollar	0.38	0.38
Private Client	0.13	0.13

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	36%
Repurchase Agreements	23
Certificates of Deposit	21
Time Deposits	14
U.S. Treasury Obligations	2
Corporate Bonds	—	(a)
U.S. Government Sponsored Agency Obligations	—	(a)
Other Assets Less Liabilities	4

(a)	Represents less than 1% of the Fund’s net assets.

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.12%	0.12%
Administration	0.02	0.02
Capital	0.07	0.07
Cash Management	0.00	0.00
Cash Reserve	0.00	0.00
Dollar	0.00	0.00
Premier	0.11	0.11
Select	0.00	0.00

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	61%
Repurchase Agreements	42
Liabilities in Excess of Other Assets	(3)

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.20%	0.20%
Administration	0.10	0.10
Cash Management	0.00	0.00
Cash Reserve	0.00	0.00
Dollar	0.00	0.00
Premier	0.20	0.20
Select	0.00	0.00

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	102%
Liabilities in Excess of Other Assets	(2)

FUND INFORMATION	7

Fund Information as of April 30, 2020 (continued)

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.15%	0.15%
Dollar	0.00	0.00
Premier	0.16	0.16

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	78%
Municipal Bonds	20
Closed-End Investment Companies	2
Liabilities in Excess of Other Assets	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.24%	0.24%
Administration	0.14	0.14
Dollar	0.00	0.00
Premier	0.24	0.24
Private Client	0.00	0.00
Select	0.00	0.00

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	73%
Municipal Bonds	25
Closed-End Investment Companies	2
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.02%	0.02%
Premier	0.02	0.02

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	70%
Municipal Bonds	13
Closed-End Investment Companies	3
Other Assets Less Liabilities	14

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.02%	0.02%
Premier	0.02	0.02

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	92%
Municipal Bonds	4
Closed-End Investment Companies	4
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2019 and held through April 30, 2020, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)

	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio

Federal Trust Fund

Institutional	$1,000.00	$1,006.10	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Administration	1,000.00	1,005.60	1.35	1,000.00	1,023.52	1.36	0.27
Cash Management	1,000.00	1,003.80	3.19	1,000.00	1,021.68	3.22	0.64
Cash Reserve	1,000.00	1,006.10	0.85	1,000.00	1,024.02	0.86	0.17
Dollar	1,000.00	1,004.90	2.09	1,000.00	1,022.77	2.11	0.42
Premier	1,000.00	1,006.10	0.85	1,000.00	1,024.02	0.86	0.17

FedFund

Institutional	$1,000.00	$1,006.00	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Administration	1,000.00	1,005.50	1.35	1,000.00	1,023.52	1.36	0.27
Capital	1,000.00	1,005.70	1.10	1,000.00	1,023.77	1.11	0.22
Cash Management	1,000.00	1,003.70	3.09	1,000.00	1,021.78	3.12	0.62
Cash Reserve	1,000.00	1,004.10	2.69	1,000.00	1,022.18	2.72	0.54
Dollar	1,000.00	1,004.70	2.09	1,000.00	1,022.77	2.11	0.42
Premier	1,000.00	1,006.00	0.85	1,000.00	1,024.02	0.86	0.17
Private Client	1,000.00	1,003.70	3.14	1,000.00	1,021.73	3.17	0.63
Select	1,000.00	1,002.50	4.18	1,000.00	1,020.69	4.22	0.84

TempCash

Institutional	$1,000.00	$1,007.70	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Dollar	1,000.00	1,006.40	2.15	1,000.00	1,022.73	2.16	0.43
Premier	1,000.00	1,007.70	0.90	1,000.00	1,023.97	0.91	0.18

TempFund

Institutional	$1,000.00	$1,007.50	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Administration	1,000.00	1,007.00	1.35	1,000.00	1,023.52	1.36	0.27
Cash Management	1,000.00	1,005.00	3.39	1,000.00	1,021.48	3.42	0.68
Cash Reserve	1,000.00	1,005.90	2.49	1,000.00	1,022.38	2.51	0.50
Dollar	1,000.00	1,006.30	2.14	1,000.00	1,022.73	2.16	0.43
Private Client	1,000.00	1,005.00	3.39	1,000.00	1,021.48	3.42	0.68

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

DISCLOSURE OF EXPENSES	9

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual			Hypothetical (a)

	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio

T-Fund

Institutional	$1,000.00	$1,005.80	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Administration	1,000.00	1,005.30	1.35	1,000.00	1,023.52	1.36	0.27
Capital	1,000.00	1,005.50	1.10	1,000.00	1,023.77	1.11	0.22
Cash Management	1,000.00	1,003.60	2.94	1,000.00	1,021.93	2.97	0.59
Cash Reserve	1,000.00	1,004.00	2.49	1,000.00	1,022.38	2.51	0.50
Dollar	1,000.00	1,004.60	1.99	1,000.00	1,022.87	2.01	0.40
Premier	1,000.00	1,005.80	0.85	1,000.00	1,024.02	0.86	0.17
Select	1,000.00	1,002.40	3.53	1,000.00	1,021.33	3.57	0.71

Treasury Trust Fund

Institutional	$1,000.00	$1,006.00	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Administration	1,000.00	1,005.50	1.35	1,000.00	1,023.52	1.36	0.27
Cash Management	1,000.00	1,003.70	3.19	1,000.00	1,021.68	3.22	0.64
Cash Reserve	1,000.00	1,004.10	2.79	1,000.00	1,022.08	2.82	0.56
Dollar	1,000.00	1,004.90	1.99	1,000.00	1,022.87	2.01	0.40
Premier	1,000.00	1,006.00	0.85	1,000.00	1,024.02	0.86	0.17
Select	1,000.00	1,002.40	4.38	1,000.00	1,020.49	4.42	0.88

MuniCash

Institutional	$1,000.00	$1,005.50	$1.00	$1,000.00	$1,023.87	$1.01	0.20%
Dollar	1,000.00	1,004.30	2.19	1,000.00	1,022.68	2.21	0.44
Premier	1,000.00	1,005.40	1.00	1,000.00	1,023.87	1.01	0.20

MuniFund

Institutional	$1,000.00	$1,005.40	$1.00	$1,000.00	$1,023.87	$1.01	0.20%
Administration	1,000.00	1,004.90	1.50	1,000.00	1,023.37	1.51	0.30
Dollar	1,000.00	1,004.10	2.24	1,000.00	1,022.63	2.26	0.45
Premier	1,000.00	1,005.40	1.00	1,000.00	1,023.87	1.01	0.20
Private Client	1,000.00	1,003.10	3.29	1,000.00	1,021.58	3.32	0.66
Select	1,000.00	1,001.70	4.73	1,000.00	1,020.14	4.77	0.95

California Money Fund

Institutional	$1,000.00	$1,004.30	$1.00	$1,000.00	$1,023.87	$1.01	0.20%
Premier	1,000.00	1,004.30	1.00	1,000.00	1,023.87	1.01	0.20

New York Money Fund

Institutional	$1,000.00	$1,005.40	$1.00	$1,000.00	$1,023.87	$1.01	0.20%
Premier	1,000.00	1,005.40	1.00	1,000.00	1,023.87	1.01	0.20

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations — 38.1%
Federal Farm Credit Bank Discount Notes(a):
0.09%, 05/14/20	USD	665	$664,570
0.10%, 06/04/20		19,465	19,456,360
0.10%, 06/12/20		935	933,058
0.12%, 07/07/20		665	662,822
0.13%, 09/28/20		8,380	8,324,133
0.14%, 11/25/20		15,400	15,263,864
0.14%, 12/15/20		25,000	24,936,667
0.14%, 12/22/20		73,885	73,397,871
0.15%, 01/20/21		4,415	4,386,508
0.15%, 01/27/21		34,000	33,923,217
0.15%, 02/12/21		8,110	8,082,198
0.16%, 03/17/21		23,235	23,179,236
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%), 0.39%, 05/28/20		31,515	31,513,873
(LIBOR USD 1 Month - 0.01%), 0.71%, 06/18/20		3,770	3,769,990
(LIBOR USD 1 Month + 0.00%), 0.72%, 06/19/20		31,500	31,501,970
(LIBOR USD 1 Month - 0.05%), 0.70%, 08/17/20		12,175	12,175,000
(LIBOR USD 1 Month - 0.04%), 0.79%, 09/11/20		14,985	14,984,837
(SOFR + 0.08%), 0.09%, 11/27/20		2,050	2,050,000
(LIBOR USD 1 Month + 0.03%), 0.85%, 12/14/20		15,855	15,854,598
(SOFR + 0.08%), 0.09%, 01/14/21		7,135	7,135,000
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 0.25%, 02/08/21		10,505	10,496,056
(LIBOR USD 1 Month + 0.00%), 0.75%, 03/17/21		9,670	9,669,462
(LIBOR USD 1 Month + 0.05%), 0.84%, 04/16/21		17,380	17,380,000
(US Treasury 3 Month Bill Money Market Yield + 0.26%), 0.38%, 06/17/21		13,085	13,083,539
(LIBOR USD 1 Month + 0.16%), 1.15%, 07/01/21		10,525	10,525,000
(US Treasury 3 Month Bill Money Market Yield + 0.23%), 0.35%, 07/08/21		7,105	7,105,000
(LIBOR USD 1 Month + 0.08%), 1.00%, 07/08/21		15,000	15,000,000
(SOFR + 0.08%), 0.09%, 07/09/21		28,175	28,175,000
(SOFR + 0.07%), 0.08%, 08/20/21		15,725	15,725,000
(SOFR + 0.19%), 0.20%, 11/18/21		6,715	6,715,000
(SOFR + 0.18%), 0.19%, 01/14/22		16,200	16,200,000
(US Treasury 3 Month Bill Money Market Yield + 0.28%), 0.40%, 02/08/22		38,000	38,000,000
(SOFR + 0.40%), 0.41%, 04/01/22		40,000	40,000,000
Federal Home Loan Bank:
1.59% - 1.60%, 06/17/20		22,290	22,289,583
1.61%, 06/23/20		20,000	19,999,461
2.63%, 10/01/20		17,800	17,871,676
Federal Home Loan Bank Discount Notes(a):
0.07%, 05/04/20		35,000	34,999,650
0.08%, 05/06/20		91,360	91,340,088
0.08%, 05/08/20		15,825	15,820,166
0.09%, 05/18/20		48,245	48,209,460
0.09%, 05/20/20		17,875	17,860,198
0.09%, 05/28/20		9,090	9,081,751
0.09%, 05/29/20		34,205	34,166,690
0.10%, 06/01/20		38,010	37,959,621
0.10%, 06/03/20		17,075	17,050,207
0.10%, 06/05/20		51,740	51,688,257

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)
0.10%, 06/25/20	USD	13,065	$13,033,662
0.10%, 06/26/20		46,605	46,603,623
0.12%, 07/02/20		62,550	62,545,691
0.12%, 07/06/20		23,985	23,916,007
0.12%, 07/15/20		116,170	116,063,281
0.12%, 07/17/20		59,525	59,505,011
0.12%, 07/20/20		62,335	62,307,296
0.12%, 07/21/20		16,270	16,264,326
0.12%, 07/22/20		107,000	106,970,753
0.12%, 07/29/20		6,000	5,976,875
0.12%, 07/31/20		45,700	45,519,549
0.12%, 08/05/20		10,000	9,958,427
0.12%, 08/07/20		56,710	56,469,480
0.12%, 08/17/20		78,760	78,679,343
0.12%, 08/20/20		63,045	62,996,403
0.12%, 08/21/20		15,345	15,272,197
0.12%, 08/28/20		4,820	4,805,023
0.13%, 10/07/20		22,040	22,021,115
0.16%, 04/12/21		26,170	26,117,180
0.16%, 04/29/21		35,040	34,969,336
Federal Home Loan Bank Variable Rate Notes(b):
(SOFR + 0.02%), 0.03%, 05/22/20		7,380	7,380,000
(SOFR + 0.04%), 0.05%, 06/19/20		6,395	6,395,000
(LIBOR USD 1 Month + 0.01%), 0.83%, 07/10/20		26,965	26,965,000
(SOFR + 0.08%), 0.09%, 07/24/20		4,515	4,515,000
(SOFR + 0.03%), 0.04%, 08/05/20		5,540	5,540,000
(SOFR + 0.02%), 0.03%, 08/19/20		8,560	8,560,000
(LIBOR USD 1 Month - 0.05%), 0.67%, 08/20/20		11,555	11,555,000
(SOFR + 0.03%), 0.04%, 08/21/20		4,045	4,045,000
(SOFR + 0.02%), 0.03%, 08/28/20		20,000	20,000,000
(SOFR + 0.09%), 0.10%, 09/11/20		25,375	25,375,000
(SOFR + 0.11%), 0.12%, 10/01/20		5,885	5,885,000
(SOFR + 0.12%), 0.13%, 10/07/20		8,190	8,190,000
(LIBOR USD 1 Month - 0.04%), 0.79%, 11/12/20		4,020	4,020,000
(LIBOR USD 3 Month - 0.13%), 1.07%, 12/21/20		21,350	21,350,000
(LIBOR USD 3 Month - 0.17%), 1.18%, 01/08/21		13,160	13,160,000
(SOFR + 0.05%), 0.06%, 01/22/21		4,970	4,970,000
(SOFR + 0.04%), 0.05%, 02/09/21		30,200	30,196,057
(SOFR + 0.08%), 0.09%, 03/04/21		9,130	9,130,000
(SOFR + 0.12%), 0.13%, 03/12/21		14,305	14,305,000
(LIBOR USD 1 Month - 0.02%), 0.47%, 04/27/21		13,630	13,626,093
(SOFR + 0.08%), 0.09%, 07/08/21		10,500	10,500,000
(SOFR + 0.08%), 0.09%, 07/23/21		6,685	6,685,000
(SOFR + 0.12%), 0.13%, 02/28/22		19,470	19,470,000

Total U.S. Government Sponsored Agency Obligations — 38.1% (Cost: $2,130,418,365)			2,130,418,365

U.S. Treasury Obligations — 63.0%
U.S. Treasury Bills(a):
0.05%, 05/07/20		726,930	726,911,430
0.06%, 05/12/20		139,140	139,134,784
0.08%, 05/14/20		74,415	74,413,209
0.08%, 05/19/20		334,960	334,940,258
0.07%, 05/26/20		475,000	474,970,677
0.05%, 05/28/20		90,000	89,988,120
0.08%, 06/02/20		264,430	264,409,750
0.09%, 06/04/20		170,000	169,982,504

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
0.08%, 06/09/20	USD	16,000	$15,997,053
0.10%, 06/11/20		125,000	124,944,479
0.08%, 06/16/20		192,900	192,867,491
0.09%, 06/23/20		35,000	34,994,074
0.07%, 06/25/20		69,260	69,255,768
0.09%, 07/23/20		97,000	96,974,639
0.10%, 07/30/20		250,160	250,082,885
0.11%, 08/06/20		5,735	5,720,320
0.11%, 08/20/20		5,635	5,608,764
0.13%, 09/08/20		150,000	149,918,750
0.11%, 09/10/20		7,460	7,412,405
0.11%, 10/15/20		24,820	24,786,610
0.16%, 04/22/21		12,745	12,724,204
U.S. Treasury Notes:
1.50%, 05/31/20		6,455	6,453,156
1.63%, 06/30/20		765	764,707
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.16%, 07/31/20(b)		8,010	8,007,909

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
2.75%, 09/30/20	USD	29,505	$29,644,099
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.17%, 10/31/20(b)		50,000	49,973,897
2.75%, 11/30/20		11,855	11,932,606
2.38%, 12/31/20		2,575	2,587,193
2.50%, 12/31/20		1,745	1,754,639
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.24%, 01/31/21(b)		21,620	21,620,000
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.34%, 07/31/21(b)		12,000	12,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.42%, 10/31/21(b)		25,090	25,107,899
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.23%, 04/30/22(b)		85,000	85,000,000

Total U.S. Treasury Obligations — 63.0% (Cost: $3,520,884,279)			3,520,884,279

Total Investments — 101.1% (Cost: $5,651,302,644)(c)			5,651,302,644

Liabilities in Excess of Other Assets — (1.1)%			(63,544,657)

Net Assets — 100.0%			$5,587,757,987

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$5,651,302,644	$—	$5,651,302,644

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations — 35.3%
Federal Farm Credit Bank, 0.35%, 05/07/21	USD	180,000	$179,900,085
Federal Farm Credit Bank Discount Notes(a): 0.09%, 05/14/20		21,365	21,351,190
0.10%, 06/12/20		29,915	29,852,876
0.12%, 07/06/20		228,310	227,564,948
0.12%, 07/07/20		21,365	21,295,018
0.13%, 09/22/20		100,000	99,372,000
0.15%, 01/20/21		165,145	164,079,264
0.15%, 02/16/21		150,000	149,357,375
0.15%, 02/17/21		50,000	49,785,056
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%), 0.76%, 06/15/20		539,425	539,423,087
(LIBOR USD 1 Month - 0.01%), 0.71%, 06/18/20		118,865	118,864,687
(LIBOR USD 1 Month + 0.00%), 0.49%, 06/26/20		384,915	384,913,296
(LIBOR USD 1 Month - 0.05%), 0.70%, 08/17/20		332,635	332,635,000
(LIBOR USD 1 Month - 0.04%), 0.79%, 09/11/20		434,910	434,905,284
(SOFR + 0.08%), 0.09%, 11/27/20		69,925	69,925,000
(LIBOR USD 1 Month + 0.03%), 0.85%, 12/14/20		446,190	446,178,694
(US Federal Funds Effective Rate (continuous series) + 0.10%), 0.14%, 12/16/20		60,915	60,914,890
(LIBOR USD 1 Month + 0.10%), 0.50%, 12/30/20		147,000	146,990,240
(LIBOR USD 1 Month + 0.03%), 0.85%, 01/13/21		250,000	249,984,438
(LIBOR USD 1 Month + 0.00%), 0.75%, 03/17/21		320,670	320,652,146
(SOFR + 0.28%), 0.29%, 04/01/21		500,000	500,000,000
(SOFR + 0.08%), 0.09%, 06/10/21		100,000	100,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.26%), 0.38%, 06/17/21		50,000	49,994,417
(US Treasury 3 Month Bill Money Market Yield + 0.23%), 0.35%, 07/08/21		225,705	225,705,000
(LIBOR USD 1 Month + 0.08%), 1.00%, 07/08/21		73,325	73,325,000
(LIBOR USD 1 Month + 0.11%), 0.97%, 07/09/21		108,400	108,400,000
(LIBOR USD 1 Month + 0.10%), 0.89%, 07/16/21		99,000	99,000,000
(LIBOR USD 1 Month + 0.09%), 0.49%, 08/30/21		27,000	27,000,000
(LIBOR USD 1 Month + 0.10%), 0.96%, 09/09/21		55,000	55,000,000
(LIBOR USD 1 Month + 0.16%), 1.14%, 10/04/21		138,000	138,000,000
(LIBOR USD 1 Month + 0.13%), 1.05%, 10/08/21		78,480	78,480,000
(LIBOR USD 1 Month + 0.00%), 0.72%, 10/18/21		166,165	166,200,712
(SOFR + 0.21%), 0.22%, 10/28/21		100,000	100,000,000
(LIBOR USD 1 Month + 0.13%), 1.11%, 11/05/21		100,000	100,000,000
(LIBOR USD 1 Month + 0.11%), 0.94%, 11/12/21		127,735	127,735,000
(SOFR + 0.19%), 0.20%, 11/18/21		222,545	222,545,000
(LIBOR USD 1 Month + 0.11%), 0.94%, 12/10/21		150,000	150,000,000
(SOFR + 0.18%), 0.19%, 01/14/22		60,000	60,000,000

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.28%), 0.40%, 02/08/22	USD	123,000	$123,000,000
(SOFR + 0.13%), 0.14%, 02/11/22		89,000	89,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 0.33%, 03/17/22		150,000	149,994,328
(SOFR + 0.40%), 0.41%, 04/01/22		660,000	660,000,000
Federal Home Loan Bank: 1.56%, 05/01/20		680,700	680,700,000
1.60%, 05/13/20		450,480	450,478,871
1.59%, 05/14/20		315,330	315,327,455
1.59% - 1.60%, 06/17/20		819,930	819,915,103
1.61%, 06/23/20		373,675	373,664,924
Federal Home Loan Bank Discount Notes(a): 0.07%, 05/04/20		1,000,000	999,958,333
0.07%, 05/05/20		4,750	4,749,937
0.09%, 05/15/20		450,000	449,727,292
0.09%, 05/18/20		120,000	119,912,167
0.09%, 05/20/20		87,735	87,662,348
0.09%, 05/26/20		1,757,680	1,755,971,144
0.09%, 05/27/20		2,405,865	2,403,292,318
0.09%, 05/28/20		340,195	339,886,273
0.09%, 05/29/20		1,075,000	1,073,737,258
0.10%, 06/01/20		97,015	96,931,459
0.10%, 06/05/20		181,950	181,825,112
0.10%, 06/16/20		933,685	933,064,618
0.10%, 06/26/20		88,450	88,230,546
0.12%, 07/01/20		950,125	948,484,864
0.12%, 07/06/20		175,530	175,019,939
0.12%, 07/10/20		96,370	96,311,910
0.12%, 07/15/20		449,500	448,039,125
0.12%, 07/21/20		233,420	233,157,403
0.12%, 07/29/20		800,000	796,916,644
0.12%, 07/31/20		359,315	357,911,725
0.12%, 08/03/20		389,404	389,261,651
0.12%, 08/05/20		11,000	10,954,269
0.12%, 08/12/20		400,000	398,237,556
0.12%, 08/14/20		124,455	123,897,805
0.12%, 08/17/20		829,360	826,635,552
0.12%, 08/19/20		150,000	149,885,417
0.12%, 08/20/20		2,410,220	2,408,362,122
0.12%, 08/21/20		400,000	398,102,222
0.12%, 08/26/20		802,860	799,102,615
0.13%, 09/10/20		250,000	249,560,000
0.13%, 10/05/20		750,000	748,299,167
0.13%, 10/09/20		200,000	199,534,889
0.13%, 10/19/20		30,000	29,975,775
0.14%, 11/02/20		275,000	274,511,806
0.14%, 11/09/20		400,000	398,890,667
0.15%, 02/05/21		150,000	149,393,333
0.16%, 03/09/21		1,233,225	1,228,860,218
0.16%, 03/15/21		200,000	199,081,333
0.16%, 04/12/21		200,000	199,596,333
0.16%, 04/29/21		70,000	69,858,833
Federal Home Loan Bank Variable Rate Notes(b):
(SOFR + 0.06%), 0.07%, 05/06/20		330,000	330,000,000
(LIBOR USD 1 Month + 0.05%), 0.97%, 05/08/20		457,995	457,995,000
(SOFR + 0.02%), 0.03%, 05/22/20		273,675	273,675,000
(LIBOR USD 1 Month - 0.02%), 0.97%, 06/01/20		203,445	203,445,000
(SOFR + 0.04%), 0.05%, 06/19/20		262,110	262,110,000
(LIBOR USD 1 Month - 0.06%), 0.66%, 06/19/20		1,000,000	1,000,000,000

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month + 0.01%), 0.83%, 07/10/20	USD	870,250	$870,250,000
(LIBOR USD 1 Month - 0.01%), 0.80%, 07/15/20		238,000	238,000,000
(SOFR + 0.08%), 0.09%, 07/24/20		116,795	116,795,000
(SOFR + 0.10%), 0.11%, 07/29/20		860,840	860,840,000
(LIBOR USD 1 Month - 0.03%), 0.95%, 08/04/20		244,380	244,380,000
(SOFR + 0.03%), 0.04%, 08/05/20		241,745	241,745,000
(SOFR + 0.02%), 0.03%, 08/19/20		454,480	454,480,000
(LIBOR USD 1 Month - 0.05%), 0.67%, 08/20/20		420,015	420,015,000
(SOFR + 0.03%), 0.04%, 08/21/20		129,750	129,750,000
(SOFR + 0.04%), 0.05%, 08/25/20		262,000	262,000,000
(SOFR + 0.02%), 0.03%, 08/28/20		1,063,695	1,063,695,000
(SOFR + 0.09%), 0.10%, 09/11/20		927,165	927,165,000
(SOFR + 0.12%), 0.13%, 10/07/20		275,725	275,725,000
(LIBOR USD 1 Month - 0.04%), 0.79%, 11/12/20		145,980	145,980,000
(LIBOR USD 1 Month - 0.04%), 0.75%, 11/16/20		329,000	329,000,000
(LIBOR USD 3 Month - 0.13%), 1.07%, 12/21/20		538,800	538,800,000
(SOFR + 0.10%), 0.11%, 12/23/20		466,000	466,000,000
(LIBOR USD 3 Month - 0.17%), 1.18%, 01/08/21		436,595	436,595,000
(SOFR + 0.05%), 0.06%, 01/22/21		190,045	190,045,000
(SOFR + 0.04%), 0.05%, 02/09/21		231,375	231,364,109
(SOFR + 0.04%), 0.05%, 02/25/21		228,130	228,130,000
(SOFR + 0.08%), 0.09%, 03/04/21		341,600	341,600,000
(SOFR + 0.12%), 0.13%, 03/12/21		516,420	516,420,000
(LIBOR USD 1 Month - 0.01%), 0.97%, 04/05/21		125,000	125,000,000
(SOFR + 0.17%), 0.18%, 04/09/21		479,295	479,295,000
(LIBOR USD 1 Month - 0.01%), 1.01%, 05/03/21		492,730	492,730,000
(SOFR + 0.08%), 0.09%, 06/11/21		245,000	245,000,000
(SOFR + 0.08%), 0.09%, 07/08/21		413,655	413,655,000
(SOFR + 0.08%), 0.09%, 07/23/21		225,670	225,670,000
(SOFR + 0.15%), 0.16%, 09/03/21		120,000	120,000,000
(SOFR + 0.09%), 0.10%, 09/10/21		11,100	11,100,000
(SOFR + 0.12%), 0.13%, 02/28/22		487,000	487,000,000
Federal Home Loan Mortgage Corp. Discount Notes(a):
0.09%, 05/19/20		437,735	437,400,133
0.10%, 06/04/20		50,000	49,945,694
0.10%, 06/17/20		614,030	612,787,148
0.10%, 06/25/20		100,000	99,764,722
0.12%, 07/17/20		1,673,780	1,670,096,864
0.12%, 07/24/20		428,630	427,959,907
0.12%, 07/28/20		483,390	482,610,131
0.12%, 07/31/20		500,000	498,293,750
0.12%, 08/19/20		500,000	499,816,667
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
(SOFR + 0.01%), 0.02%, 08/25/20		375,000	375,000,000
(SOFR + 0.03%), 0.04%, 02/26/21		741,555	741,555,000
(SOFR + 0.12%), 0.13%, 06/04/21		155,000	154,655,150
(SOFR + 0.32%), 0.33%, 09/23/21		1,143,535	1,143,535,000
(SOFR + 0.32%), 0.33%, 09/27/21		500,000	500,000,000
(SOFR + 0.32%), 0.33%, 09/30/21		200,000	200,000,000
(SOFR + 0.30%), 0.31%, 10/25/21		270,000	270,000,000
(SOFR + 0.18%), 0.19%, 12/13/21		884,415	884,415,000
(SOFR + 0.31%), 0.32%, 01/03/22		300,000	300,000,000
(SOFR + 0.20%), 0.21%, 03/11/22		477,670	477,670,000

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)
Federal National Mortgage Association Discount Notes(a):
0.10%, 06/11/20	USD	283,710	$283,225,329
0.10%, 06/12/20		283,710	283,213,507
0.12%, 07/24/20		435,685	435,003,879
Federal National Mortgage Association Variable Rate Notes(b):
(SOFR + 0.01%), 0.02%, 05/22/20		213,655	213,655,000
(SOFR + 0.07%), 0.08%, 12/11/20		794,085	794,085,000
(SOFR + 0.25%), 0.26%, 03/24/21		702,000	702,000,000
(SOFR + 0.29%), 0.30%, 10/04/21		1,063,000	1,063,000,000
(SOFR + 0.28%), 0.29%, 10/27/21		690,000	690,000,000
(SOFR + 0.20%), 0.21%, 12/16/21		232,000	232,000,000
(SOFR + 0.36%), 0.37%, 01/20/22		448,400	448,400,000
(SOFR + 0.30%), 0.31%, 01/27/22		475,000	475,000,000
(SOFR + 0.35%), 0.36%, 04/07/22		830,620	830,620,000
(SOFR + 0.39%), 0.40%, 04/15/22		925,995	925,995,000

Total U.S. Government Sponsored Agency Obligations — 35.3% (Cost: $62,791,354,352)			62,791,354,352

U.S. Treasury Obligations — 30.5%
U.S. Treasury Bills(a): 0.04%, 05/05/20		830,980	830,970,620
0.05%, 05/07/20		1,747,530	1,747,379,708
0.06%, 05/12/20		4,635,770	4,635,525,004
0.08%, 05/14/20		2,807,560	2,807,125,586
0.08%, 05/19/20		1,376,705	1,376,601,747
0.08%, 05/21/20		879,205	879,102,209
0.07%, 05/26/20		3,718,000	3,717,767,625
0.05%, 05/28/20		1,935,885	1,935,609,136
0.08%, 06/02/20		2,067,770	2,067,617,215
0.09%, 06/04/20		1,400,000	1,399,841,333
0.08%, 06/09/20		1,404,410	1,404,128,762
0.10%, 06/11/20		492,885	492,837,286
0.08%, 06/16/20		1,870,000	1,869,657,504
0.09%, 06/23/20		1,386,495	1,386,261,195
0.10%, 06/30/20		3,120,220	3,119,758,901
0.09%, 07/23/20		3,270,365	3,269,446,657
0.10%, 07/30/20		1,464,565	1,464,100,693
0.12%, 08/04/20		1,606,500	1,606,054,866
0.11%, 08/06/20		855,795	855,391,562
0.11%, 08/20/20		6,610	6,580,754
0.13%, 09/08/20		2,850,000	2,848,398,021
0.11%, 09/10/20		233,490	232,000,334
0.12%, 09/29/20		832,500	832,028,597
0.14%, 10/06/20		559,570	559,234,880
0.11%, 10/15/20		2,318,730	2,315,658,223
0.12%, 10/22/20		1,611,600	1,610,470,537
0.15%, 01/28/21		2,132,000	2,129,344,600
0.16%, 04/22/21		367,760	367,159,938
U.S. Treasury Notes:
1.50%, 05/15/20		367,775	367,699,199
3.50%, 05/15/20		250,730	250,885,094
1.50%, 05/31/20		196,055	195,998,933
1.63%, 06/30/20		24,005	23,995,800
1.50%, 07/15/20		286,000	285,921,692
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.16%, 07/31/20(b)		1,139,440	1,139,440,000
1.63%, 07/31/20		429,615	429,615,849
2.63%, 07/31/20		113,000	113,274,139
2.13%, 08/31/20		163,715	163,984,419
2.63%, 08/31/20		495	496,631
2.75%, 09/30/20		78,760	79,124,899

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations (continued)

(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.17%, 10/31/20(b)	USD	100,000	$99,947,795
1.38%, 10/31/20		105,040	104,902,531
1.75%, 11/15/20		119,060	119,146,353
2.63%, 11/15/20		377,680	379,658,719
1.63%, 11/30/20		390,105	390,075,832
2.00%, 11/30/20		73,500	73,643,362
2.75%, 11/30/20		264,370	266,051,305
2.38%, 12/31/20		146,175	147,402,154
2.50%, 12/31/20		176,585	177,565,432
2.00%, 01/15/21		20,855	21,095,451
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.24%, 01/31/21(b)		34,155	34,156,268
3.63%, 02/15/21		150,330	153,943,355

Security	Par (000)		Value

U.S. Treasury Obligations (continued)

1.13%, 02/28/21	USD	93,250	$93,836,528
2.00%, 02/28/21		101,915	103,294,648
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.34%, 07/31/21(b)		1,040,700	1,040,573,517
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.42%, 10/31/21(b)		343,555	344,144,631

Total U.S. Treasury Obligations — 30.5% (Cost: $54,365,928,029)			54,365,928,029

Total Repurchase Agreements — 34.8% (Cost: $61,859,952,210)			61,859,952,210

Total Investments — 100.6% (Cost: $179,017,234,591)(c)			179,017,234,591

Liabilities in Excess of Other Assets — (0.6)%			(1,070,969,280)

Net Assets — 100.0%			$177,946,265,311

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	0.02%		04/30/20	05/01/20	$27,000	$27,000	$ 27,000,015	U.S. Treasury Obligation, 1.50%, due 03/31/23	$ 26,545,200	$ 27,540,101
	0.02		04/30/20	05/01/20	93,000	93,000	93,000,052	U.S. Treasury Obligations, 0.00% to 0.38%, due 04/30/25 to 02/15/30	96,120,046	94,860,102
	0.02	(a)	04/30/20	05/01/20	300,000	300,000	300,000,167	U.S. Treasury Obligations, 0.13% to 3.88%, due 03/31/22 to 11/15/49	275,802,000	306,000,012
	0.04		04/30/20	05/01/20	162,000	162,000	162,000,180	U.S. Government Sponsored Agency Obligations, 0.00% to 5.00%, due 07/15/48 to 04/20/70	912,925,504	170,100,000

Total Bank of America Securities, Inc.						$582,000				$ 598,500,215

Bank of Montreal	0.02		04/30/20	05/01/20	3,235	3,235	3,235,002	U.S. Treasury Obligations, 0.00% to 1.50%, due 05/31/20 to 07/15/22	3,120,500	3,299,706
	0.04		04/30/20	05/01/20	200,000	200,000	200,000,222	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 03/01/50	202,886,150	206,000,001

Total Bank of Montreal						$203,235				$ 209,299,707

Bank of Nova Scotia (The)	0.02		04/30/20	05/01/20	379,503	379,503	379,503,211	U.S. Treasury Obligations, 0.13% to 3.63%, due 12/31/21 to 08/15/48	329,275,700	387,093,344

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	0.02%		04/30/20	05/01/20	$600,000	$600,000	$ 600,000,333	U.S. Treasury Obligations, 0.00% to 2.88%, due 04/22/21 to 08/15/27	$ 584,419,400	$ 612,000,086
	0.02		04/30/20	05/01/20	2,227,000	2,227,000	2,227,001,237	U.S. Treasury Obligations, 0.13% to 4.38%, due 05/15/20 to 11/15/46	1,993,465,396	2,271,540,000
	0.04		04/30/20	05/01/20	1,500,000	1,500,000	1,500,001,667	U.S. Government Sponsored Agency Obligations, 0.00% to 9.00%, due 09/25/20 to 08/20/64	10,808,730,886	1,564,748,436
	0.12	(b)	04/30/20	05/08/20	200,000	200,000	200,005,333	U.S. Government Sponsored Agency Obligation, 3.00%, due 03/01/50	195,328,051	206,000,001

Total Barclays Bank plc						$4,527,000				$ 4,654,288,523

BMO Capital Markets Corp.	0.04		04/30/20	05/01/20	605,000	605,000	605,000,672	U.S. Government Sponsored Agency Obligations, 1.92% to 6.10%, due 06/20/23 to 03/20/70	644,930,746	619,331,047

BNP Paribas SA	0.03		04/30/20	05/01/20	2,870,000	2,870,000	2,870,002,392	U.S. Treasury Obligations, 0.00% to 4.75%, due 05/15/20 to 08/15/49	2,604,494,258	2,927,400,000
	0.05		04/30/20	05/01/20	31,250	31,250	31,250,043	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.64%, due 02/15/30 to 10/20/65	152,180,737	32,085,973
	0.11	(b)	04/30/20	05/08/20	300,000	300,000	300,007,333	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 05/25/27 to 03/25/60	4,079,902,012	314,353,821
	0.48	(b)	04/30/20	06/05/20	300,000	300,000	300,143,890	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 14.79%, due 03/25/21 to 07/25/59	5,755,881,405	314,212,628

Total BNP Paribas SA						$3,501,250				$ 3,588,052,422

Citibank NA	0.02		04/30/20	05/01/20	150,000	150,000	150,000,083	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/05/20 to 02/15/50	110,436,100	153,000,063

Citigroup Global Markets, Inc.	0.02		04/30/20	05/01/20	1,000,000	1,000,000	1,000,000,556	U.S. Treasury Obligations, 0.75% to 3.00%, due 02/15/45 to 11/15/46	770,261,900	1,020,000,063
	0.02	(a)	04/30/20	05/01/20	60,000	60,000	60,000,033	U.S. Treasury Obligations, 0.17% to 8.13%, due 10/31/20 to 11/15/29	57,872,620	61,200,009

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.04%		04/30/20	05/01/20	$725,000	$725,000	$ 725,000,806	U.S. Treasury Obligations, 0.38% to 1.75%, due 09/30/21 to 01/15/29	$ 651,045,000	$ 739,500,054
	0.05		04/30/20	05/01/20	2,500,000	2,500,000	2,500,003,472	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 6.75%, due 05/31/20 to 08/20/49	2,530,548,946	2,550,000,011
	0.05		04/29/20	05/06/20	500,000	500,000	500,004,861	U.S. Treasury Obligations, 1.50% to 6.50%, due 09/30/21 to 02/15/27	425,080,500	510,000,008
	0.12	(b)	04/30/20	05/01/20	500,000	500,000	500,001,667	U.S. Government Sponsored Agency Obligations, 0.00% to 26.42%, due 09/25/20 to 03/20/70	2,628,085,893	525,968,148

Total Citigroup Global Markets, Inc						$5,285,000				$ 5,406,668,293

Credit Agricole Corporate and Investment Bank SA	0.02	(a)	04/30/20	05/01/20	756,000	756,000	756,000,420	U.S. Treasury Obligations, 0.13% to 3.88%, due 07/15/20 to 02/15/50	626,903,771	771,120,068
	0.04		04/30/20	05/01/20	900,000	900,000	900,001,000	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 05/01/47 to 11/01/49	1,032,077,541	927,000,000

Total Credit Agricole Corporate and Investment Bank SA						$1,656,000				$ 1,698,120,068

Credit Suisse AG	0.03		04/30/20	05/01/20	1,250,000	1,250,000	1,250,001,042	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.00%, due 05/01/20 to 08/15/45	1,127,989,346	1,273,410,195
	0.40	(b)	04/30/20	06/05/20	900,000	900,000	900,359,666	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.00%, due 08/01/20 to 11/25/59	11,038,785,872	945,529,612

Total Credit Suisse AG						$2,150,000				$ 2,218,939,807

Deutsche Bank AG	0.02		04/30/20	05/01/20	1,725,000	1,725,000	1,725,000,958	U.S. Treasury Obligations, 0.13% to 4.63%, due 07/31/20 to 08/15/49	1,653,963,800	1,759,500,098

Deutsche Bank Securities, Inc.	0.04		04/30/20	05/01/20	1,900,000	1,900,000	1,900,002,111	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 05/05/20 to 01/15/56	1,894,423,358	1,878,400,003

Fixed Income Clearing Corporation	0.03		04/30/20	05/01/20	4,000,000	4,000,000	4,000,003,333	U.S. Treasury Obligations, 0.03%, due 05/01/20	2,868,045,000	4,080,004,584
	0.03		04/30/20	05/01/20	5,000,000	5,000,000	5,000,004,167	U.S. Treasury Obligations, 0.13% to 0.63%, due 07/15/21 to 04/15/22	4,546,060,000	5,100,000,020

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.03%		04/30/20	05/01/20	$604,118	$604,118	$ 604,118,150	U.S. Treasury Obligation, 0.25%, due 04/15/23	$ 616,200,000	$ 616,200,503
	0.03		04/30/20	05/01/20	102,941	102,941	102,941,262	U.S. Treasury Obligation, 2.63%, due 12/31/23	96,000,000	105,000,086
	0.03		04/30/20	05/01/20	161,617	161,617	161,617,414	U.S. Treasury Obligation, 1.75%, due 07/15/22	158,700,000	164,849,760
	0.03		04/30/20	05/01/20	29,618	29,618	29,618,003	U.S. Treasury Obligation, 2.00%, due 05/31/24	28,070,000	30,210,362
	0.03		04/30/20	05/01/20	79,596	79,596	79,595,655	U.S. Treasury Obligation, 2.63%, due 06/30/23	75,000,000	81,187,566
	0.03		04/30/20	05/01/20	154,228	154,228	154,228,070	U.S. Treasury Obligation, 2.13%, due 05/15/22	150,000,000	157,312,629
	0.03		04/30/20	05/01/20	836,791	836,791	836,791,635	U.S. Treasury Obligation, 0.13%, due 04/30/22	854,595,000	853,527,454
	0.03		04/30/20	05/01/20	105,750	105,750	105,750,088	U.S. Treasury Obligation, 2.13%, due 12/31/22	102,000,000	107,865,088
	0.03		04/30/20	05/01/20	1,002,088	1,002,088	1,002,089,070	U.S. Treasury Obligation, 1.75%, due 06/15/22	984,000,000	1,022,130,835
	0.03		04/30/20	05/01/20	173,254	173,254	173,253,821	U.S. Treasury Obligation, 2.75%, due 05/31/23	162,500,000	176,718,894

Total Fixed Income Clearing Corporation						$12,250,001				$ 12,495,007,781

Goldman Sachs & Co. LLC	0.02		04/30/20	05/01/20	206,000	206,000	206,000,114	U.S. Treasury Obligations, 0.00% to 2.38%, due 05/12/20 to 02/15/43	215,905,000	210,120,003
	0.04		04/30/20	05/01/20	275,000	275,000	275,000,306	U.S. Government Sponsored Agency Obligations, 0.05% to 6.08%, due 07/15/34 to 11/20/49	2,132,224,940	285,480,585
	0.06		04/29/20	05/06/20	219,100	219,100	219,102,556	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 0.38%, due 05/22/20 to 11/15/29	223,461,115	223,482,001
	0.32	(b)	04/30/20	06/05/20	1,114,500	1,114,500	1,114,856,640	U.S. Government Sponsored Agency Obligations, 0.00% to 1007.50%, due 06/25/20 to 06/01/56	2,126,291,528	1,147,936,503

Total Goldman Sachs & Co. LLC						$1,814,600				$ 1,867,019,092

HSBC Securities USA, Inc.	0.02		04/30/20	05/01/20	10,000	10,000	10,000,006	U.S. Treasury Obligation, 2.25%, due 12/31/23	9,449,900	10,200,008
	0.02	(c)	04/30/20	05/01/20	110,000	110,000	110,000,061	U.S. Treasury Obligations, 0.00% to 4.50%, due 05/12/20 to 11/15/48	99,475,378	112,200,000
	0.03	(b)	04/30/20	05/08/20	1,411,915	1,411,915	1,411,924,412	U.S. Treasury Obligations, 0.00% to 5.00%, due 06/30/20 to 02/15/47	1,322,761,917	1,440,153,301
	0.03	(b)	04/30/20	05/08/20	1,028,000	1,028,000	1,028,006,853	U.S. Treasury Obligations, 0.00% to 2.50%, due 07/31/20 to 11/15/47	1,038,192,390	1,048,560,001
	0.04	(c)	04/30/20	05/01/20	786,000	786,000	786,000,873	U.S. Government Sponsored Agency Obligations, 2.50% to 5.00%, due 02/20/41 to 03/20/50	863,575,758	801,720,000

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.04%		04/30/20	05/01/20	$2,000	$2,000	$ 2,000,002	U.S. Government Sponsored Agency Obligations, 2.67% to 4.68%, due 05/15/55 to 01/20/64	$1,894,246	$2,040,001
	0.05	(b)	04/30/20	05/08/20	1,725,000	1,725,000	1,725,019,167	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 04/20/35 to 11/20/49	1,790,988,577	1,759,500,000

Total HSBC Securities USA, Inc						$5,072,915				$5,174,373,311

JP Morgan Securities LLC	0.02		04/30/20	05/01/20	400,000	400,000	400,000,222	U.S. Treasury Obligations, 0.00%, due 02/15/29 to 08/15/49	564,598,222	408,000,000
	0.02		04/30/20	05/01/20	1,800,000	1,800,000	1,800,001,000	U.S. Treasury Obligations, 2.00% to 3.63%, due 08/15/25 to 02/15/44	1,393,677,200	1,836,000,184
	0.04		04/30/20	05/01/20	500,000	500,000	500,000,556	U.S. Treasury Obligation, 2.13%, due 11/30/24	467,603,800	510,000,098
	0.04		04/30/20	05/01/20	1,578,000	1,578,000	1,578,001,753	U.S. Government Sponsored Agency Obligations, 2.14% to 8.00%, due 05/20/23 to 07/15/62	2,804,834,969	1,609,560,000
	0.11	(c)	04/30/20	05/01/20	350,000	350,000	350,001,069	U.S. Government Sponsored Agency Obligations, 0.00% to 7.53%, due 03/25/22 to 07/16/60	7,824,805,880	367,401,137
	0.33	(b)	04/30/20	05/08/20	692,000	692,000	692,050,690	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.00% to 6.98%, due 06/15/25 to 07/16/62	11,093,685,672	724,182,766
	0.43	(b)	04/30/20	06/05/20	334,500	334,500	334,643,712	U.S. Government Sponsored Agency Obligations, 0.02% to 6.21%, due 07/15/25 to 07/16/61	8,610,026,043	351,225,000

Total JP Morgan Securities LLC						$5,654,500				$5,806,369,185

Mizuho Securities USA LLC	0.04		04/30/20	05/01/20	335,000	335,000	335,000,372	U.S. Government Sponsored Agency Obligations, 2.08% to 5.98%, due 08/15/33 to 04/20/50	3,631,203,117	350,816,320
	0.53	(b)	04/30/20	06/05/20	750,000	750,000	750,400,224	U.S. Government Sponsored Agency Obligations, 0.05% to 24.45%, due 07/25/24 to 04/25/59	7,129,991,988	783,086,668

Total Mizuho Securities USA LLC						$1,085,000				$1,133,902,988

Morgan Stanley & Co. LLC	0.04		04/30/20	05/01/20	2,000,000	2,000,000	2,000,002,222	U.S. Government Sponsored Agency Obligations, 0.00% to 8.50%, due 07/30/20 to 05/01/50	2,317,106,093	2,058,926,029

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	0.02%		04/30/20	05/01/20	$25,000	$25,000	$ 25,000,014	U.S. Treasury Obligations, 0.00% to 0.13%, due 04/15/22 to 05/15/26	$25,538,113	$25,500,000
	0.04		04/30/20	05/01/20	950,000	950,000	950,001,056	U.S. Government Sponsored Agency Obligations, 1.95% to 7.50%, due 08/20/29 to 11/20/69	4,761,750,032	974,601,290

Total MUFG Securities Americas, Inc.						$975,000				$1,000,101,290

Natixis SA	0.02		04/30/20	05/01/20	970,000	970,000	970,000,539	U.S. Treasury Obligations, 0.00% to 5.38%, due 05/31/20 to 11/15/48	865,673,800	989,400,118
	0.04		04/30/20	05/01/20	42,000	42,000	42,000,047	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.50%, due 10/31/20 to 04/01/49	49,127,359	42,843,374
	0.04	(c)	04/30/20	05/01/20	651,000	651,000	651,000,723	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.50%, due 05/31/21 to 02/01/50	541,005,660	664,258,161

Total Natixis SA						$1,663,000				$1,696,501,653

Nomura Securities International, Inc	0.02		04/30/20	05/01/20	1,900,000	1,900,000	1,900,001,056	U.S. Treasury Obligations, 0.00% to 3.63%, due 07/15/20 to 02/15/50	1,791,602,827	1,938,000,017
	0.04		04/30/20	05/01/20	1,800,000	1,800,000	1,800,002,000	U.S. Government Sponsored Agency Obligations, 1.70% to 9.50%, due 05/15/20 to 02/20/70	3,961,649,246	1,847,308,254

Total Nomura Securities International, Inc.						$3,700,000				$3,785,308,271

Prudential Insurance Co. of America	0.06		04/30/20	05/01/20	33,812	33,812	33,812,556	U.S. Treasury Obligation, 0.00%, due 02/15/47	50,000,000	34,489,056
	0.06		04/30/20	05/01/20	68,750	68,750	68,750,115	U.S. Treasury Obligation, 0.00%, due 08/15/47	100,000,000	70,125,115
	0.06		04/30/20	05/01/20	50,625	50,625	50,625,084	U.S. Treasury Obligation, 0.00%, due 05/15/35	60,000,000	51,637,884
	0.06		04/30/20	05/01/20	29,400	29,400	29,400,049	U.S. Treasury Obligation, 0.00%, due 08/15/35	35,000,000	29,988,049
	0.06		04/30/20	05/01/20	70,125	70,125	70,125,117	U.S. Treasury Obligation, 3.00%, due 02/15/49	50,000,000	71,527,617
	0.06		04/30/20	05/01/20	252,750	252,750	252,750,421	U.S. Treasury Obligation, 2.38%, due 11/15/49	200,000,000	257,806,421
	0.06		04/30/20	05/01/20	7,887	7,887	7,887,513	U.S. Treasury Obligation, 0.00%, due 02/15/39	10,000,000	8,045,313
	0.06		04/30/20	05/01/20	27,037	27,037	27,037,545	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	27,578,145
	0.06		04/30/20	05/01/20	38,562	38,562	38,562,564	U.S. Treasury Obligation, 0.00%, due 02/15/40	50,000,000	39,334,064
	0.06		04/30/20	05/01/20	30,450	30,450	30,450,051	U.S. Treasury Obligation, 0.00%, due 05/15/33	35,000,000	31,059,051
	0.06		04/30/20	05/01/20	174,150	174,150	174,150,290	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	177,633,290
	0.06		04/30/20	05/01/20	39,563	39,563	39,562,566	U.S. Treasury Obligation, 0.00%, due 02/15/40	50,000,000	40,353,566

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.06%		04/30/20	05/01/20	$54,650	$54,650	$ 54,650,091	U.S. Treasury Obligation, 3.00%, due 05/15/45	$40,000,000	$55,742,891
	0.06		04/30/20	05/01/20	45,813	45,813	45,812,576	U.S. Treasury Obligation, 0.00%, due 08/15/29	50,000,000	46,728,576
	0.06		04/30/20	05/01/20	89,361	89,361	89,361,399	U.S. Treasury Obligation, 2.88%, due 08/15/45	67,000,000	91,148,289
	0.06		04/30/20	05/01/20	27,625	27,625	27,625,046	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	28,177,546
	0.06		04/30/20	05/01/20	32,313	32,313	32,312,554	U.S. Treasury Obligation, 2.75%, due 11/15/42	25,000,000	32,958,804
	0.06		04/30/20	05/01/20	51,075	51,075	51,075,085	U.S. Treasury Obligation, 0.00%, due 11/15/34	60,000,000	52,096,885

Total Prudential Insurance Co. of America						$1,123,948				$1,146,430,562

RBC Capital Markets LLC	0.04		04/30/20	05/01/20	300,000	300,000	300,000,333	U.S. Government Sponsored Agency Obligations, U.S. Treasury Obligations and Corporate/Debt Obligations, 0.00% to 8.00%, due 07/23/20 to 11/20/69	1,006,598,336	313,939,404

Societe Generale SA	0.02		04/30/20	05/01/20	500,000	500,000	500,000,278	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/15/20 to 08/15/48	489,626,329	510,000,000
	0.04		04/30/20	05/07/20	500,000	500,000	500,003,889	U.S. Treasury Obligations, 0.00% to 6.75%, due 08/15/20 to 11/15/48	418,918,565	510,000,000
	0.06	(b)	04/30/20	05/08/20	1,420,000	1,420,000	1,420,018,934	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/07/20 to 11/15/49	1,167,277,831	1,448,400,000

Total Societe Generale SA						$2,420,000				$2,468,400,000

TD Securities USA LLC.	0.02		04/30/20	05/01/20	89,000	89,000	89,000,049	U.S. Treasury Obligations, 3.00% to 4.38%, due 11/15/39 to 05/15/45	60,943,100	90,780,003
	0.04		04/30/20	05/01/20	205,000	205,000	205,000,228	U.S. Government Sponsored Agency Obligations, 3.00%, due 03/01/50 to 04/01/50	201,111,947	211,150,001

Total TD Securities USA LLC						$294,000				$301,930,004

Wells Fargo Securities LLC	0.02		04/30/20	05/01/20	25,000	25,000	25,000,014	U.S. Treasury Obligation, 2.25%, due 04/30/21	24,980,900	25,500,003
	0.02	(a)	04/30/20	05/01/20	325,000	325,000	325,000,181	U.S. Treasury Obligations, 1.13% to 8.75%, due 05/15/20 to 02/28/27	318,590,660	331,500,017
	0.04	(c)	04/30/20	05/01/20	450,000	450,000	450,000,500	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 12/01/34 to 04/01/50	438,877,921	463,500,000

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.04%	04/30/20	05/01/20	$43,000	$43,000	$ 43,000,048	U.S. Government Sponsored Agency Obligation, 3.00%, due 03/01/50	$ 42,053,911	$44,290,001

Total Wells Fargo Securities LLC					$843,000				$864,790,021

					$61,859,952				$63,284,193,181

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$179,017,234,591	$—	$179,017,234,591

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Certificates of Deposit — 23.8%(a)

Domestic — 1.1%(b)
Bank of America NA, (LIBOR USD 1 Month + 0.28%), 1.26%, 10/06/20	USD	32,000	$31,956,866
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.11%), 1.96%, 02/16/21		56,500	56,500,172

			88,457,038

Euro — 4.2%
Banque Federative du Credit Mutuel SA, 1.80%, 12/18/20		37,000	36,800,313
Credit Industriel et Commercial SA:
1.93%, 09/04/20		50,000	49,865,250
1.91%, 01/08/21		45,000	44,734,659
1.73%, 02/12/21		55,000	54,626,790
DZ Bank AG Deutsche Zentral- Genossenschaftsbank Frankfurt Am Main, 1.74%, 05/29/20		70,000	69,982,129
Mitsubishi UFJ Trust & Banking Corp.,
1.76%, 05/07/20		80,000	79,991,601

			336,000,742

Yankee — 18.5%(c)
Bank of Montreal, Chicago(b):
(LIBOR USD 1 Month + 0.16%), 1.15%, 06/01/20		35,000	35,007,359
(LIBOR USD 1 Month + 0.18%), 1.10%, 06/08/20		65,000	65,023,229
(US Federal Funds Effective Rate (continuous series) + 0.31%), 0.35%, 07/13/20		50,000	49,976,681
(LIBOR USD 3 Month + 0.14%), 1.83%, 11/18/20		30,000	29,998,382
Bank of Nova Scotia, Houston(b): (LIBOR USD 1 Month + 0.23%), 0.98%, 08/17/20		43,000	43,013,851
(LIBOR USD 1 Month + 0.23%), 0.95%, 08/20/20		30,000	29,997,209
(US Federal Funds Effective Rate (continuous series) + 0.45%), 0.49%, 10/23/20		51,000	50,951,947
BNP Paribas SA, New York: 0.83%, 07/20/20		36,000	36,046,544
(LIBOR USD 3 Month + 0.06%), 1.80%, 02/05/21(b)		30,000	29,923,583
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.17%), 1.00%, 05/13/20(b)		75,000	75,023,312
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.15%), 1.52%, 10/05/20(b)		46,000	45,999,983
Credit Industriel et Commercial SA, New York(b):
(LIBOR USD 1 Month + 0.23%), 0.95%, 08/20/20		25,000	25,020,046
(LIBOR USD 3 Month + 0.07%), 1.85%, 02/01/21		40,000	39,901,102
DZ Bank AG Deutsche Zentral- Genossenschaftsbank, New York, 0.68%, 07/21/20		62,000	62,053,197
Mizuho Bank Ltd., New York, (LIBOR USD 3 Month + 0.10%), 1.53%, 10/01/20(b)		50,000	49,989,729
MUFG Bank Ltd., New York, (LIBOR USD 1 Month + 0.26%), 0.70%, 05/29/20(b)		35,000	35,013,662
Natixis SA, New York, (LIBOR USD 1 Month + 0.26%), 1.07%, 05/15/20(b)		40,000	40,015,431
Nordea Bank Abp, New York: 1.00%, 10/15/20		55,000	55,161,387

Security	Par (000)		Value

Yankee (continued)
(LIBOR USD 3 Month + 0.16%), 1.34%, 10/16/20(b)	USD	20,000	$20,000,898
1.71%, 01/28/21		53,000	53,516,896
Royal Bank of Canada, New York, 1.30%, 01/07/21		40,000	40,215,247
Skandinaviska Enskilda Banken AB, New York(b):
(LIBOR USD 1 Month + 0.25%), 0.97%, 08/19/20		40,000	40,000,761
(LIBOR USD 3 Month + 0.15%), 1.52%, 10/05/20		37,000	36,999,986
(LIBOR USD 3 Month + 0.11%), 1.48%, 01/04/21		35,000	34,943,522
Sumitomo Mitsui Banking Corp., New York(b):
(LIBOR USD 1 Month + 0.27%), 1.25%, 05/01/20		40,000	40,001,304
(LIBOR USD 3 Month + 0.07%), 1.45%, 06/30/20		50,000	49,993,199
Svenska Handelsbanken AB, New York(b):
(LIBOR USD 3 Month + 0.15%), 1.60%, 10/02/20		54,000	53,999,980
(LIBOR USD 3 Month + 0.15%), 1.37%, 10/15/20		32,000	31,999,991
(LIBOR USD 1 Month + 0.25%), 1.23%, 01/04/21		71,000	70,895,791
Toronto-Dominion Bank, New York:
(US Federal Funds Effective Rate (continuous series) + 0.31%), 0.35%, 07/10/20 - 07/16/20(b)		40,000	39,981,346
2.17%, 07/29/20		40,000	40,190,445
(LIBOR USD 3 Month + 0.19%), 1.42%, 09/28/20(b)		60,500	60,521,862
UBS AG, Stamford, 1.38%, 04/16/21		37,000	37,022,187
Westpac Banking Corp., New York, (US Federal Funds Effective Rate (continuous series) + 0.40%), 0.44%, 11/02/20(b)		33,000	32,958,397

			1,481,358,446

Total Certificates of Deposit — 23.8% (Cost: $1,903,774,634)			1,905,816,226

Commercial Paper — 37.8%
Alpine Securitization Ltd., (LIBOR USD 1 Month + 0.17%), 0.80%, 06/04/20(a)(b)(d)		25,000	24,994,045
ANZ New Zealand Int’l Ltd.(a)(b):
(LIBOR USD 3 Month + 0.08%), 1.47%, 07/07/20		100,000	99,964,669
(LIBOR USD 3 Month + 0.00%), 1.18%, 07/16/20		45,000	44,983,368
Bank of Nova Scotia (The)(a)(b):
(LIBOR USD 1 Month + 0.17%), 0.98%, 05/15/20		60,000	60,020,898
(LIBOR USD 1 Month + 0.18%), 1.01%, 06/11/20		40,000	40,017,046
Barton Capital LLC, 0.50%, 07/21/20(a)		45,000	44,949,262
Bedford Row Funding Corp.(a)(b):
(LIBOR USD 1 Month + 0.17%), 0.98%, 05/15/20		18,000	18,006,269
(LIBOR USD 3 Month + 0.07%), 1.39%, 10/13/20		58,000	57,928,029
Bennington Stark Capital Co. LLC, 0.15%, 05/07/20(a)		49,000	48,998,571
BNG Bank NV, 0.64%, 11/30/20(a)		87,000	86,675,736
BPCE SA, 0.27%, 07/31/20(a)		51,000	50,964,810

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)
Chariot Funding LLC(a): 0.37%, 07/17/20	USD	35,000	$34,972,093
(LIBOR USD 3 Month + 0.00%), 1.75%, 08/04/20(b)		73,000	72,944,156
CPPIB Capital, Inc., (SOFR + 0.32%), 0.33%, 12/10/20(b)(d)		23,250	23,231,258
Crown Point Capital Co. LLC(a)(b)(d):
(LIBOR USD 1 Month + 0.28%), 1.26%, 07/06/20		65,000	65,032,526
(LIBOR USD 1 Month + 0.30%), 1.28%, 07/06/20		85,000	85,045,696
(LIBOR USD 1 Month + 0.38%), 0.82%, 08/28/20		70,000	70,033,932
Dexia Credit Local SA, 0.04%, 05/22/20(a)(d)		56,000	55,998,562
DNB Bank ASA, 0.08%, 05/07/20(a)		250,000	249,996,110
Erste Abwicklungsanstalt, 0.10%, 05/06/20(a)(d)		45,000	44,999,272
Federation des Caisses Desjardins du Quebec(a):
0.36%, 07/16/20		82,000	81,937,387
(LIBOR USD 1 Month + 0.25%), 1.11%, 08/07/20(b)		35,000	35,009,807
Glencove Funding DAC, (LIBOR USD 1 Week + 0.00%), 0.26%, 05/07/20(a)(b)(d)		43,000	43,000,000
HSBC Bank plc(a)(b):
(LIBOR USD 3 Month + 0.23%), 1.54%, 10/13/20		40,000	39,996,439
(LIBOR USD 1 Month + 0.29%), 0.69%, 12/30/20		40,000	39,946,152
ING US Funding LLC(a):
0.42%, 08/21/20		75,000	74,902,302
(LIBOR USD 3 Month + 0.17%), 1.37%, 09/23/20(b)		33,000	32,976,963
(LIBOR USD 3 Month + 0.20%), 1.59%, 10/07/20(b)		20,000	19,991,460
(LIBOR USD 3 Month + 0.20%), 1.34%, 10/19/20(b)		40,000	39,981,378
Lloyds Bank plc, 0.19%, 05/18/20(a)		18,225	18,223,323
MetLife Short Term Funding LLC, 0.51%, 10/09/20(a)		62,805	62,663,689
Mont Blanc Capital Corp., 0.37%, 06/05/20(a)		34,691	34,678,511
National Australia Bank Ltd.(a):
(LIBOR USD 1 Month + 0.16%), 0.88%, 05/20/20(b)		77,000	77,030,250
0.37%, 07/31/20		82,000	81,922,674
(LIBOR USD 1 Month + 0.23%), 0.95%, 08/20/20(b)		62,000	62,013,498
Nederlandse Waterschapsbank NV, 0.04%, 06/18/20(a)		51,000	50,997,015
Nieuw Amsterdam Receivables Corp.(a):
0.41%, 07/02/20		51,000	50,963,854
0.49%, 08/05/20		25,500	25,467,157
NRW Bank, 0.26%, 09/03/20(a)		158,000	157,857,326
PSP Capital, Inc., (SOFR + 0.23%), 0.26%, 08/19/20(a)(b)		30,000	29,972,278
Ridgefield Funding Co. LLC(a):
0.12%, 05/01/20		101,000	100,999,678
(LIBOR USD 1 Month + 0.25%), 1.06%, 06/10/20(b)(d)		30,500	30,514,981
Royal Bank of Canada, (LIBOR USD 1 Month + 0.18%), 1.16%, 05/01/20(a)(b)		35,000	35,000,992
Shell International Finance BV, 1.10%, 06/30/20(a)		15,000	14,972,550
Societe Generale SA, (LIBOR USD 3 Month + 0.10%), 1.80%, 03/19/21(a)(b)		48,000	47,811,511
Starbird Funding Corp., 0.64%, 09/21/20(a)		45,000	44,886,960

Security	Par (000)		Value

Commercial Paper (continued)
Svenska Handelsbanken AB, 0.30%, 07/20/20(a)	USD	27,000	$26,982,079
Swedbank AB, 0.52%, 09/03/20(a)		27,000	26,951,805
UBS AG(a):
(LIBOR USD 3 Month + 0.20%), 1.51%, 07/10/20(b)		65,000	65,006,003
0.82%, 01/25/21		60,200	59,635,625
Westpac Banking Corp., (LIBOR USD 3 Month + 0.15%), 1.83%, 11/25/20(a)(b)		50,000	49,985,930
Westpac Securities NZ Ltd.(a)(b):
(LIBOR USD 3 Month + 0.08%), 1.46%, 06/29/20		85,000	84,988,503
(LIBOR USD 3 Month + 0.04%), 0.80%, 10/30/20		55,000	54,956,362
(LIBOR USD 3 Month + 0.07%), 1.17%, 01/22/21		54,000	53,891,684

Total Commercial Paper — 37.8% (Cost: $3,033,322,250)			3,035,872,434

Corporate Bonds — 0.7%(b)

Banks — 0.1%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20		7,280	7,302,182

Capital Markets — 0.2%
UBS AG, (LIBOR USD 3 Month + 0.58%), 1.58%, 06/08/20(d)		15,630	15,635,220

Insurance — 0.4%
Metropolitan Life Global Funding I, (LIBOR USD 3 Month + 0.23%), 1.58%, 01/08/21(d)		35,000	34,948,792

Total Corporate Bonds — 0.7% (Cost: $57,954,823)			57,886,194

Time Deposits — 16.2%
Barclays Bank plc, 0.05%, 05/01/20		220,000	220,000,000
Credit Agricole Corporate and Investment Bank SA, 0.04%, 05/01/20		256,188	256,188,000
Landesbank Hessen-Thuringen Girozentrale:
0.11%, 05/01/20		63,000	63,000,000
0.13%, 05/05/20		55,000	55,000,000
0.13%, 05/06/20		93,000	93,000,000
0.13%, 05/07/20		57,000	57,000,000
Mizuho Bank Ltd., 0.06%, 05/01/20		229,000	229,000,000
Skandinaviska Enskilda Banken AB, 0.04%, 05/01/20		230,000	230,000,000
Svenska Handelsbanken, 0.04%, 05/01/20		100,000	100,000,000

Total Time Deposits — 16.2% (Cost: $1,303,188,000)			1,303,188,000

U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development Finance Corp. Variable Rate Notes, (3 Month Treasury Bill Rate + 0.00%), 0.88%, 06/15/20(b)		7,500	7,500,000

Total U.S. Government Sponsored Agency Obligations — 0.1% (Cost: $7,500,000)			7,500,000

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bills(a):
0.07%, 05/26/20	USD	103,000	$102,994,636

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
0.08%, 06/02/20	USD	75,000	$74,994,500

Total U.S. Treasury Obligations — 2.2% (Cost: $177,987,496)			177,989,136

Total Repurchase Agreements — 15.7% (Cost: $1,259,500,000)			1,259,500,000

Total Investments — 96.5% (Cost: $7,743,227,203)			7,747,751,990

Other Assets Less Liabilities — 3.5%			284,544,124

Net Assets — 100.0%			$8,032,296,114

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	0.44	%(a)	04/30/20	06/05/20	$15,000	$15,000	$ 15,006,600	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 4.04% to 5.20%, due 11/27/23 to 07/25/29	$26,311,183	$18,000,000
	0.74	(a)	04/30/20	07/05/20	38,000	38,000	38,051,553	Corporate/Debt Obligation, 3.00%, due 10/25/58	61,405,403	45,600,000

Total Bank of America Securities, Inc.						$53,000				$63,600,000

Barclays Bank plc	0.16	(b)	04/30/20	05/01/20	38,000	38,000	38,000,169	Corporate/Debt Obligations, 1.75% to 11.50%, due 04/01/23 to 05/01/50	39,486,502	39,900,000
	0.19	(b)	04/30/20	05/01/20	8,000	8,000	8,000,042	Corporate/Debt Obligation, 4.65%, due 03/24/26	7,699,000	8,400,533
	0.39	(b)	04/30/20	05/01/20	15,000	15,000	15,000,163	Corporate/Debt Obligation, 4.22%, due 05/01/29	13,943,882	15,750,001
	0.49	(a)	04/30/20	08/04/20	15,000	15,000	15,019,600	Corporate/Debt Obligations, 3.75% to 5.88%, due 07/28/26 to 11/01/34	12,655,000	15,750,866

Total Barclays Bank plc						$76,000				$79,801,400

BNP Paribas SA	0.14	(b)	04/30/20	05/01/20	11,000	11,000	11,000,043	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 2.16% to 5.74%, due 03/15/28 to 07/01/50	17,530,395	12,624,084

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	0.02	%(c)	04/30/20	05/01/20	$15,000	$15,000	$15,000,008	U.S. Treasury Obligations, 0.17% to 8.13%, due 10/31/20 to 11/15/29	$14,468,156	$15,300,002
	0.09	(b)	04/30/20	05/01/20	12,000	12,000	12,000,030	U.S. Government Sponsored Agency Obligations, 0.00%, due 05/13/20 to 01/29/21	13,162,250	12,834,998
	1.05	(a)	04/30/20	07/02/20	5,000	5,000	5,009,205	U.S. Government Sponsored Agency Obligations, 4.00%, due 04/20/50	4,705,144	5,101,066

Total Citigroup Global Markets, Inc						$32,000				$33,236,066

Credit Suisse Securities USA LLC	1.11	(a)	04/30/20	08/04/20	45,000	45,000	45,133,200	Corporate/Debt Obligations, 0.61% to 7.37%, due 05/10/31 to 07/25/47	667,483,213	51,750,000

HSBC Securities USA, Inc.	0.16	(b)	04/30/20	05/01/20	10,000	10,000	10,000,044	Corporate/Debt Obligations, 1.95% to 9.00%, due 11/17/21 to 03/01/31	8,938,000	10,500,913
	0.24	(b)	04/30/20	05/01/20	11,500	11,500	11,500,077	Corporate/Debt Obligations, 3.13% to 5.25%, due 09/06/23 to 08/04/45	11,481,100	12,075,042

Total HSBC Securities USA, Inc						$21,500				$22,575,955

JP Morgan Securities LLC	0.02		04/30/20	05/01/20	123,000	123,000	123,000,068	U.S. Treasury Obligations, 3.38% to 4.75%, due 02/15/41 to 11/15/48	81,625,500	125,460,029
	0.04		04/30/20	05/01/20	455,000	455,000	455,000,506	U.S. Government Sponsored Agency Obligations, 2.68% to 6.50%, due 10/20/22 to 07/15/62	1,032,047,426	464,100,000
	0.16	(b)	04/30/20	05/01/20	8,000	8,000	8,000,036	U.S. Government Sponsored Agency Obligations, 0.00%, due 05/08/20 to 05/11/20	8,402,745	8,400,000
	0.22	(b)	04/30/20	05/01/20	1,000	1,000	1,000,006	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.48% to 4.75%, due 04/15/27 to 01/28/55	226,261,938	1,070,000
	0.34	(a)	04/30/20	05/08/20	100,000	100,000	100,007,556	Corporate/Debt Obligations, 1.75% to 8.75%, due 06/21/20 to 09/15/67	101,283,223	105,000,000
	0.39	(a)	04/30/20	05/08/20	50,000	50,000	50,004,333	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.00% to 7.25%, due 01/07/21 to 02/25/60	274,406,523	54,125,480
	0.91	(a)	04/30/20	07/30/20	30,000	30,000	30,068,715	Corporate/Debt Obligations, 1.06% to 6.50%, due 09/24/20 to 05/25/62	90,642,428	32,294,388

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.99%		02/13/20	05/13/20	$15,000	$15,000	$15,074,625	Corporate/Debt Obligations, 2.27% to 6.88%, due 08/15/22 to 10/25/69	$ 17,258,530	$16,378,720

Total JP Morgan Securities LLC						$782,000				$806,828,617

Mizuho Securities USA LLC	0.95	(a)	04/30/20	06/05/20	50,000	50,000	50,047,681	U.S. Treasury Obligations, 1.13% to 3.13%, due 05/15/21 to 02/28/27	48,885,100	51,000,062

TD Securities USA LLC	0.16	(b)	04/30/20	05/01/20	3,000	3,000	3,000,013	Corporate/Debt Obligations, 3.15% to 6.02%, due 03/20/23 to 06/15/26	3,607,749	3,155,643

Wells Fargo Securities LLC	0.02	(c)	04/30/20	05/01/20	5,000	5,000	5,000,003	U.S. Treasury Obligations, 1.13% to 8.75%, due 05/15/20 to 02/28/27	4,901,388	5,099,995
	0.04		04/30/20	05/01/20	25,000	25,000	25,000,028	U.S. Government Sponsored Agency Obligation, 3.00%, due 04/01/50	24,338,267	25,750,000
	0.16	(b)	04/30/20	05/01/20	120,000	120,000	120,000,533	Corporate/Debt Obligations, 0.99% to 5.72%, due 10/20/21 to 04/20/44	151,908,721	128,400,000
	1.71		03/03/20	06/03/20	15,000	15,000	15,065,550	Corporate/Debt Obligation, 7.50%, due 09/15/27	16,798,540	17,250,001
	1.80		04/06/20	07/01/20	21,000	21,000	21,090,300	Corporate/Debt Obligation, 2.86%, due 01/15/29	23,038,294	22,470,001

Total Wells Fargo Securities LLC						$186,000				$198,969,997

						$1,259,500				$1,323,541,824

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$7,747,751,990	$—	$7,747,751,990

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) April 30, 2020	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Certificates of Deposit — 21.3%

Domestic — 1.2%(a)
Bank of America NA, (LIBOR USD 1 Month + 0.28%), 1.26%, 10/06/20	USD	40,000	$39,946,082
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.11%), 1.92%, 02/22/21		59,000	59,000,193

			98,946,275

Euro — 2.5%(b)
Banque Federative du Credit Mutuel SA, 1.80%, 12/18/20		38,000	37,794,916
Credit Industriel et Commercial SA:
1.91%, 01/08/21		50,000	49,705,176
1.73%, 02/12/21		55,000	54,626,790
DZ Bank AG Deutsche Zentral- Genossenschaftsbank Frankfurt Am Main, 1.74%, 05/29/20		61,000	60,984,427

			203,111,309

Yankee — 17.6%(c)
Bank of Montreal, Chicago(a):
(LIBOR USD 1 Month + 0.16%), 1.15%, 06/01/20		55,000	55,011,564
(LIBOR USD 1 Month + 0.18%), 1.10%, 06/08/20		80,000	80,028,589
(LIBOR USD 3 Month + 0.14%), 1.83%, 11/18/20		30,000	29,998,382
BNP Paribas SA, New York:
0.83%, 07/20/20		35,000	35,045,251
(LIBOR USD 3 Month + 0.06%), 1.80%, 02/05/21(a)		60,000	59,847,165
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.17%), 1.00%, 05/13/20(a)		8,000	8,002,487
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.15%), 1.52%, 10/05/20(a)		90,000	89,999,967
Credit Industriel et Commercial SA, New York(a):
(LIBOR USD 1 Month + 0.23%), 0.95%, 08/20/20		70,000	70,056,128
(LIBOR USD 3 Month + 0.07%), 1.85%, 02/01/21		60,000	59,851,653
DZ Bank AG Deutsche Zentral- Genossenschaftsbank, New York, 0.68%, 07/21/20		60,000	60,051,481
KBC Bank NV, New York, 0.57%, 07/28/20		80,000	79,998,811
MUFG Bank Ltd., New York, (LIBOR USD 1 Month + 0.26%), 0.70%, 05/29/20(a)		20,000	20,007,807
Natixis SA, New York, (LIBOR USD 1 Month + 0.26%), 1.07%, 05/15/20(a)		61,000	61,023,532
Nordea Bank Abp, New York:
(LIBOR USD 3 Month + 0.16%), 1.34%, 10/16/20(a)		50,000	50,002,245
0.90%, 01/20/21		54,200	54,395,267
Oversea-Chinese Banking Corp. Ltd., New York, 0.65%, 07/22/20		34,000	34,010,955
Royal Bank of Canada, New York: 1.30%, 01/07/21		40,000	40,215,247
(LIBOR USD 3 Month + 0.45%), 1.49%, 04/23/21(a)		30,000	30,014,488
Skandinaviska Enskilda Banken AB, New York:
(LIBOR USD 1 Month + 0.25%), 0.97%, 08/19/20(a)		60,000	60,001,142
1.68%, 09/02/20		20,000	20,087,389
(LIBOR USD 3 Month + 0.15%), 1.52%, 10/05/20(a)		47,000	46,999,982
(LIBOR USD 3 Month + 0.11%), 1.48%, 01/04/21(a)		20,000	19,967,727

Security	Par (000)		Value

Yankee (continued)
Svenska Handelsbanken AB, New York(a):
(LIBOR USD 3 Month + 0.15%), 1.60%, 10/02/20	USD	66,000	$65,999,975
(LIBOR USD 1 Month + 0.25%), 1.23%, 01/04/21		32,000	31,953,033
Toronto-Dominion Bank, New York(a):
(US Federal Funds Effective Rate (continuous series) + 0.31%), 0.35%, 07/10/20 - 07/16/20		70,000	69,967,556
(LIBOR USD 3 Month + 0.19%), 1.42%, 09/28/20		60,000	60,021,681
UBS AG, Stamford, 1.38%, 04/16/21		35,000	35,020,988
Westpac Banking Corp., New York(a):
(US Federal Funds Effective Rate (continuous series) + 0.40%), 0.44%, 11/02/20		39,000	38,950,833
(LIBOR USD 3 Month + 0.15%), 1.15%, 12/09/20		50,000	49,985,027

			1,416,516,352

Total Certificates of Deposit — 21.3% (Cost: $1,717,373,232)			1,718,573,936

Commercial Paper — 35.6%
Alpine Securitization Ltd., (LIBOR USD 1 Month + 0.17%), 0.80%, 06/04/20(a)(d)		25,000	24,994,046
ANZ New Zealand Int’l Ltd.(a):
(LIBOR USD 3 Month + 0.08%), 1.47%, 07/07/20		121,000	120,957,249
(LIBOR USD 3 Month + 0.00%), 1.18%, 07/16/20		48,000	47,982,259
Bank of Nova Scotia (The)(a):
(LIBOR USD 1 Month + 0.17%), 0.98%, 05/15/20		100,000	100,034,829
(LIBOR USD 1 Month + 0.18%), 1.01%, 06/11/20		80,000	80,034,093
Barclays Bank plc, 0.51%, 08/03/20(b)(d)		39,000	38,948,542
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.17%), 0.98%, 05/15/20(a)		27,000	27,009,404
Bennington Stark Capital Co. LLC, 0.15%, 05/07/20(b)		50,000	49,998,542
CAFCO LLC, 0.34%, 07/08/20(b)		40,000	39,974,700
Chariot Funding LLC:
0.37%, 07/17/20(b)		70,000	69,944,187
0.42%, 08/03/20(b)		47,000	46,948,776
(LIBOR USD 3 Month + 0.00%), 1.75%, 08/04/20(a)		100,000	99,923,501
CPPIB Capital, Inc., (SOFR + 0.32%), 0.33%, 12/10/20(a)(d)		32,500	32,473,801
Credit Industriel et Commercial SA, 0.34%, 07/24/20(b)		2,000	1,998,442
Crown Point Capital Co. LLC(d):
(LIBOR USD 1 Month + 0.28%), 1.26%, 07/06/20(a)		77,000	77,038,531
(LIBOR USD 1 Month + 0.30%), 1.28%, 07/06/20(a)		74,000	74,039,782
0.42%, 07/15/20(b)		41,500	41,463,992
DBS Bank Ltd., 0.24%, 05/22/20(b)		48,000	47,993,077
Dexia Credit Local SA(b)(d):
0.04%, 05/22/20		64,000	63,998,357
0.24%, 08/27/20		23,215	23,196,890
Erste Abwicklungsanstalt, 0.17%, 06/05/20(b)(d)		50,000	49,991,500
Federation des Caisses Desjardins du Quebec: 0.36%, 07/16/20(b)		51,000	50,961,058

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)
(LIBOR USD 1 Month + 0.25%), 1.11%, 08/07/20(a)	USD	53,000	$53,014,851
ING US Funding LLC:
0.42%, 08/21/20(b)		75,000	74,902,302
(LIBOR USD 3 Month + 0.17%), 1.37%, 09/23/20(a)		39,000	38,972,774
(LIBOR USD 3 Month + 0.20%), 1.59%, 10/07/20(a)		25,000	24,989,325
(LIBOR USD 3 Month + 0.20%), 1.34%, 10/19/20(a)		55,000	54,974,395
Matchpoint Finance plc, 0.14%, 05/12/20(b)		40,500	40,498,096
MetLife Short Term Funding LLC, 0.51%, 10/09/20(b)		57,000	56,871,750
Mont Blanc Capital Corp., 0.44%, 07/09/20(b)		38,006	37,974,001
National Australia Bank Ltd.:
(LIBOR USD 1 Month + 0.16%), 0.88%, 05/20/20(a)		120,000	120,047,143
0.37%, 07/31/20(b)		93,000	92,912,301
(LIBOR USD 1 Month + 0.23%), 0.95%, 08/20/20(a)		67,000	67,014,586
(LIBOR USD 3 Month + 0.12%), 1.12%, 12/09/20(a)		78,500	78,462,409
Nederlandse Waterschapsbank NV, 0.04%, 06/18/20(b)		53,000	52,996,898
Nieuw Amsterdam Receivables Corp.(b):
0.39%, 06/22/20		45,000	44,974,295
0.41%, 07/02/20		46,000	45,967,398
0.49%, 08/05/20		24,000	23,969,089
NRW Bank, 0.26%, 09/03/20(b)		50,000	49,954,850
Old Line Funding LLC, 0.53%, 08/10/20(b)		39,000	38,942,540
Ridgefield Funding Co. LLC, 0.12%, 05/01/20(b)		74,000	73,999,764
Shell International Finance BV, 1.10%, 06/30/20(b)		20,000	19,963,400
Societe Generale SA, (LIBOR USD 3 Month + 0.10%), 1.80%, 03/19/21(a)		48,000	47,811,511
Starbird Funding Corp.(b):
0.43%, 07/06/20		77,000	76,939,382
0.64%, 09/21/20		25,000	24,937,200
Svenska Handelsbanken AB, 0.30%, 07/20/20(b)		50,000	49,966,813
Swedbank AB, 0.52%, 09/03/20(b)		23,000	22,958,945
Thunder Bay Funding LLC, 0.43%, 08/05/20(b)		46,700	46,646,270
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.18%), 1.01%, 06/12/20(a)		75,000	75,015,126
UBS AG:
(LIBOR USD 3 Month + 0.20%), 1.51%, 07/10/20(a)		60,000	60,005,541
0.82%, 01/25/21(b)		74,000	73,306,250
Westpac Securities NZ Ltd., (LIBOR USD 3 Month + 0.08%), 1.46%, 06/29/20(a)		103,000	102,986,068

Total Commercial Paper — 35.6% (Cost: $2,879,238,574)			2,881,880,831

Security		Par (000)	Value

Corporate Bonds — 0.4%(a)

Insurance — 0.4%
Metropolitan Life Global Funding I, (LIBOR USD 3 Month + 0.23%), 1.58%, 01/08/21(d)	USD	35,635	$35,582,863

Total Corporate Bonds — 0.4% (Cost: $35,674,282)			35,582,863

Time Deposits — 13.6%
Barclays Bank plc, 0.05%, 05/01/20		100,000	100,000,000
Credit Agricole Corporate and Investment Bank SA, 0.04%, 05/01/20		207,294	207,294,000
Landesbank Hessen-Thuringen Girozentrale:
0.11%, 05/01/20		64,000	64,000,000
0.13%, 05/05/20		56,000	56,000,000
0.13%, 05/06/20		89,000	89,000,000
0.13%, 05/07/20		59,000	59,000,000
Mizuho Bank Ltd., 0.06%, 05/01/20		221,000	221,000,000
Skandinaviska Enskilda Banken AB, 0.04%, 05/01/20		200,000	200,000,000
Svenska Handelsbanken, 0.04%, 05/01/20		100,000	100,000,000

Total Time Deposits — 13.6% (Cost: $1,096,294,000)			1,096,294,000

U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development Finance Corp. Variable Rate Notes, (3 Month Treasury Bill Rate + 0.00%), 0.88%, 06/15/20(a)		5,500	5,500,000

Total U.S. Government Sponsored Agency Obligations — 0.1% (Cost: $5,500,000)			5,500,000

U.S. Treasury Obligations — 2.0%
U.S. Treasury Bills(b):
0.07%, 05/26/20		103,000	102,994,636
0.08%, 06/02/20		58,252	58,247,728

Total U.S. Treasury Obligations — 2.0% (Cost: $161,240,643)			161,242,364

Total Repurchase Agreements — 22.5% (Cost: $1,821,500,000)			1,821,500,000

Total Investments — 95.5% (Cost: $7,716,820,731)(e)			7,720,573,994

Other Assets Less Liabilities — 4.5%			360,225,350

Net Assets — 100.0%			$8,080,799,344

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are the current rate or a range of current rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	TempFund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	0.02	% (a)	04/30/20	05/01/20	$150,000	$150,000	$150,000,083	U.S. Treasury Obligations, 0.13% to 3.88%, due 03/31/22 to 11/15/49	$ 137,901,000	$153,000,006
	0.44	(b)	04/30/20	06/05/20	48,000	48,000	48,021,120	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 1.80% to 6.13%, due 10/02/23 to 04/01/56	219,471,979	52,376,657

Total Bank of America Securities, Inc.						$198,000				$205,376,663

Barclays Bank plc	0.16	(c)	04/30/20	05/01/20	43,000	43,000	43,000,191	Corporate/Debt Obligations, 2.70% to 6.50%, due 04/15/23 to 09/27/46	41,759,967	45,150,000
	0.19	(c)	04/30/20	05/01/20	33,000	33,000	33,000,174	Corporate/Debt Obligations, 2.19% to 11.50%, due 04/01/23 to 04/28/26	33,398,118	34,650,001
	0.39	(c)	04/30/20	05/01/20	42,000	42,000	42,000,455	Corporate/Debt Obligation, 4.22%, due 05/01/29	39,042,868	44,100,001

Total Barclays Bank plc						$118,000				$123,900,002

BNP Paribas SA	0.14	(c)	04/30/20	05/01/20	30,000	30,000	30,000,117	Corporate/Debt Obligations, 2.66% to 11.50%, due 11/15/20 to 12/31/49	30,463,623	31,500,000

Citigroup Global Markets, Inc.	0.02	(a)	04/30/20	05/01/20	165,000	165,000	165,000,092	U.S. Treasury Obligations, 0.17% to 8.13%, due 10/31/20 to 11/15/29	159,149,708	168,300,026
	0.09	(c)	04/30/20	05/01/20	86,000	86,000	86,000,215	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 2.63%, due 05/13/20 to 06/30/23	86,776,350	88,960,134
	1.05	(b)	04/30/20	07/02/20	5,000	5,000	5,009,205	U.S. Government Sponsored Agency Obligations, 4.00%, due 04/20/50	4,695,824	5,101,057

Total Citigroup Global Markets, Inc.						$256,000				$262,361,217

Credit Agricole Corporate and Investment Bank SA	0.02	(a)	04/30/20	05/01/20	145,000	145,000	145,000,081	U.S. Treasury Obligations, 0.13% to 3.88%, due 07/15/20 to 02/15/50	120,239,485	147,900,016

Credit Suisse Securities USA LLC	1.11	(b)	04/30/20	08/04/20	50,000	50,000	50,148,000	Corporate/Debt Obligations, 0.00% to 10.10%, due 10/22/30 to 01/25/49	1,166,976,645	57,500,000

HSBC Securities USA, Inc.	0.16	(c)	04/30/20	05/01/20	25,000	25,000	25,000,111	Corporate/Debt Obligations, 2.00% to 6.13%, due 11/06/22 to 02/19/43	24,353,500	26,250,036

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.24	% (c)	04/30/20	05/01/20	$28,500	$28,500	$ 28,500,190	Corporate/Debt Obligations, 1.07% to 9.25%, due 10/17/22 to 01/15/43	$ 32,697,449	$ 30,062,746

Total HSBC Securities USA, Inc.						$53,500				$ 56,312,782

JP Morgan Securities LLC	0.04		04/30/20	05/01/20	320,000	320,000	320,000,356	U.S. Government Sponsored Agency Obligations, 2.50% to 7.00%, due 07/20/30 to 03/15/60	539,264,412	326,400,000
	0.33	(b)	04/30/20	04/08/20	59,000	59,000	58,988,115	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 08/20/34 to 02/16/62	1,162,932,849	61,950,000
	0.34	(b)	04/30/20	05/08/20	100,000	100,000	100,007,556	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 1.42% to 7.57%, due 01/15/21 to 11/30/49	103,449,333	105,055,891
	0.39	(b)	04/30/20	05/08/20	50,000	50,000	50,004,333	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.75% to 7.00%, due 03/15/24 to 11/18/52	187,880,489	53,502,833
	0.91	(b)	04/30/20	07/30/20	65,000	65,000	65,148,882	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.30% to 6.13%, due 11/21/22 to 05/10/58	442,679,536	70,046,122

Total JP Morgan Securities LLC						$594,000				$ 616,954,846

Mizuho Securities USA LLC	0.19	(c)	04/30/20	05/01/20	55,000	55,000	55,000,290	U.S. Treasury Obligations, 1.25% to 2.00%, due 11/30/21 to 07/31/23	54,234,800	56,100,093
	0.34	(c)	04/30/20	05/01/20	45,000	45,000	45,000,425	U.S. Treasury Obligation, 1.75%, due 01/31/23	43,912,200	45,900,014

Total Mizuho Securities USA LLC						$100,000				$ 102,000,107

TD Securities USA LLC	0.16	(c)	04/30/20	05/01/20	20,000	20,000	20,000,089	Corporate/Debt Obligations, 2.88% to 6.40%, due 09/29/22 to 12/15/36	20,204,716	21,000,051

Wells Fargo Securities LLC	0.02	(a)	04/30/20	05/01/20	45,000	45,000	45,000,025	U.S. Treasury Obligations, 1.13% to 8.75%, due 05/15/20 to 02/28/27	44,112,552	45,899,999
	0.04		04/30/20	05/01/20	25,000	25,000	25,000,028	U.S. Government Sponsored Agency Obligation, 3.00%, due 04/01/50	24,418,715	25,750,000
	0.16	(c)	04/30/20	05/01/20	165,000	165,000	165,000,733	Corporate/Debt Obligations, 1.65% to 5.96%, due 11/15/22 to 10/25/56	190,749,351	176,550,001

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	TempFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.80%	04/06/20	07/01/20	$22,000	$22,000	$22,094,600	Corporate/Debt Obligations, 1.36% to 4.01%, due 08/21/23 to 12/25/58	$24,104,572	$ 23,540,001

Total Wells Fargo Securities LLC					$257,000				$ 271,740,001

					$1,821,500				$ 1,896,545,685

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$7,720,573,994	$—	$7,720,573,994

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	T-Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations — 60.6%

U.S. Treasury Bills(a):
0.04%, 05/05/20	USD	780,965	$780,957,497
0.05%, 05/07/20		766,520	766,516,181
0.06%, 05/12/20		2,776,570	2,776,425,380
0.08%, 05/14/20		1,433,595	1,433,556,887
0.08%, 05/19/20		924,595	924,528,710
0.08%, 05/21/20		648,960	648,873,388
0.07%, 05/26/20		2,100,000	2,099,868,750
0.05%, 05/28/20		1,082,405	1,082,250,757
0.08%, 06/02/20		3,086,640	3,086,410,868
0.09%, 06/04/20		400,000	399,955,611
0.08%, 06/09/20		867,430	867,262,375
0.10%, 06/11/20		1,781,715	1,781,547,417
0.08%, 06/16/20		598,055	597,950,705
0.09%, 06/23/20		759,640	759,511,902
0.10%, 06/30/20		1,623,005	1,622,765,156
0.10%, 07/21/20		998,410	997,955,399
0.10%, 07/30/20		1,932,800	1,930,614,231
0.12%, 08/04/20		620,000	619,828,208
0.11%, 08/06/20		553,800	552,527,956
0.11%, 08/13/20		73,310	73,007,148
0.11%, 08/20/20		11,935	11,907,079
0.11%, 08/27/20		493,170	490,850,320
0.12%, 09/03/20		1,079,150	1,076,871,329
0.13%, 09/08/20		4,050,000	4,047,820,695
0.11%, 09/10/20		164,635	163,584,629
0.10%, 09/15/20		1,197,235	1,196,107,856
0.14%, 10/06/20		291,065	290,890,685
0.11%, 10/08/20		279,950	279,763,367
0.11%, 10/15/20		1,043,500	1,042,095,996
0.14%, 12/31/20		99,940	98,893,461
0.16%, 04/22/21		200,810	200,482,345
U.S. Treasury Notes:
1.50%, 05/15/20		265,335	265,280,276
3.50%, 05/15/20		432,000	432,290,426
1.38%, 05/31/20		494,380	494,281,949
1.50%, 05/31/20		245,260	245,205,922
2.50%, 05/31/20		510,000	510,354,480
1.63%, 06/30/20		17,460	17,453,308
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.16%, 07/31/20(b)		730,000	730,000,000
1.63%, 07/31/20		120,385	120,392,090
2.63%, 07/31/20		500,000	501,190,757

Security	Par (000)		Value

U.S. Treasury Obligations (continued)

2.63%, 08/15/20	USD	150,000	$150,440,412
1.38%, 08/31/20		94,790	94,713,692
2.13%, 08/31/20		210,385	211,066,249
2.63%, 08/31/20		65,980	66,197,236
1.38%, 09/15/20		225,435	225,769,088
1.38%, 09/30/20		404,240	403,828,518
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.17%, 10/31/20(b)		350,700	350,457,599
1.38%, 10/31/20		69,960	69,868,441
1.75%, 11/15/20		80,100	80,158,096
2.63%, 11/15/20		262,865	264,238,087
1.63%, 11/30/20		261,660	261,640,142
2.00%, 11/30/20		659,085	661,703,782
2.75%, 11/30/20		767,235	772,242,654
1.75%, 12/31/20		126,840	126,918,503
2.38%, 12/31/20		324,500	327,008,623
2.50%, 12/31/20		909,215	914,741,671
2.00%, 01/15/21		142,000	143,637,211
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.24%, 01/31/21(b)		1,063,225	1,062,921,005
2.13%, 01/31/21		125,000	126,577,972
3.63%, 02/15/21		498,425	510,575,701
1.13%, 02/28/21		57,705	58,067,955
2.00%, 02/28/21		313,065	317,111,047
2.50%, 02/28/21		110,000	111,878,517
2.38%, 03/15/21		207,000	210,625,502
2.25%, 03/31/21		250,000	254,132,327
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.26%, 04/30/21(b)		1,998,365	1,997,968,587
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.34%, 07/31/21(b)		3,674,300	3,673,727,290
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.42%, 10/31/21(b)		3,110,345	3,112,627,494
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.27%, 01/31/22(b)		1,131,945	1,131,531,415
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.23%, 04/30/22(b)		1,307,085	1,306,974,913

Total U.S. Treasury Obligations — 60.6% (Cost: $55,017,381,225)			55,017,381,225

Total Repurchase Agreements — 42.1% (Cost: $38,214,548,972)			38,214,548,972

Total Investments — 102.7% (Cost: $93,231,930,197)(c)			93,231,930,197

Liabilities in Excess of Other Assets — (2.7)%			(2,451,296,752)

Net Assets — 100.0%			$90,780,633,445

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	T-Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	0.02%		04/30/20	05/01/20	$105,000	$105,000	$ 105,000,058	U.S. Treasury Obligations, 0.00% to 2.88%, due 05/31/25 to 08/15/34	$ 101,819,126	$107,100,000
	0.02		04/30/20	05/01/20	47,000	47,000	47,000,026	U.S. Treasury Obligations, 1.38% to 2.00%, due 05/31/21 to 08/31/23	46,567,200	47,940,021
	0.02	(a)	04/30/20	05/01/20	550,000	550,000	550,000,306	U.S. Treasury Obligations, 0.13% to 3.88%, due 03/31/22 to 11/15/49	505,637,000	561,000,022

Total Bank of America Securities, Inc.						$702,000				$716,040,043

Bank of Montreal	0.02		04/30/20	05/01/20	87,355	87,355	87,355,049	U.S. Treasury Obligations, 0.13% to 2.50%, due 04/15/21 to 02/15/45	85,148,700	89,102,175

Bank of Nova Scotia (The)	0.02		04/30/20	05/01/20	214,900	214,900	214,900,119	U.S. Treasury Obligations, 1.38% to 2.63%, due 11/15/21 to 02/15/41	167,760,300	219,198,202

Barclays Bank plc	0.02		04/30/20	05/01/20	650,000	650,000	650,000,361	U.S. Treasury Obligations, 1.38% to 8.00%, due 05/31/21 to 02/15/44	590,680,000	663,000,040
	0.02		04/30/20	05/01/20	4,050,000	4,050,000	4,050,002,250	U.S. Treasury Obligations, 0.13% to 1.25%, due 07/15/20 to 07/15/29	3,667,584,000	4,131,000,111

Total Barclays Bank plc						$4,700,000				$4,794,000,151

BNP Paribas SA	0.03		04/30/20	05/01/20	4,500,000	4,500,000	4,500,003,750	U.S. Treasury Obligations, 0.00% to 6.13%, due 05/31/20 to 02/15/50	4,052,288,279	4,590,000,000
	0.05		04/30/20	05/01/20	1,000,000	1,000,000	1,000,001,389	U.S. Treasury Obligation, 2.25%, due 08/15/27	902,654,900	1,020,001,426

Total BNP Paribas SA						$5,500,000				$5,610,001,426

Citibank NA	0.02		04/30/20	05/01/20	100,000	100,000	100,000,056	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/12/20 to 02/15/47	69,594,000	102,000,021

Citigroup Global Markets, Inc.	0.02		04/30/20	05/01/20	1,167,000	1,167,000	1,167,000,648	U.S. Treasury Obligations, 0.63% to 4.38%, due 11/15/40 to 02/15/46	878,554,300	1,190,340,101
	0.02		04/30/20	05/01/20	40,000	40,000	40,000,022	U.S. Treasury Obligations, 0.00%, due 06/25/20 to 07/23/20	40,811,800	40,801,495
	0.02	(a)	04/30/20	05/01/20	385,000	385,000	385,000,214	U.S. Treasury Obligations, 0.17% to 8.13%, due 10/31/20 to 11/15/29	371,349,316	392,700,060

Total Citigroup Global Markets, Inc.						$1,592,000				$1,623,841,656

Credit Agricole Corporate and Investment Bank SA	0.02		04/30/20	05/01/20	50,000	50,000	50,000,028	U.S. Treasury Obligation, 3.38%, due 05/15/44	34,875,900	51,000,117

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.02	% (a)	04/30/20	05/01/20	$790,000	$790,000	$790,000,439	U.S. Treasury Obligations, 0.13% to 3.88%, due 07/15/20 to 02/15/50	$ 655,097,846	$805,800,060

Total Credit Agricole Corporate and Investment Bank SA						$840,000				$856,800,177

Credit Suisse AG	0.03		04/30/20	05/01/20	750,000	750,000	750,000,625	U.S. Treasury Obligations, 0.00% to 7.63%, due 01/15/21 to 05/15/47	664,338,400	765,000,001

Deutsche Bank AG	0.02		04/30/20	05/01/20	1,550,000	1,550,000	1,550,000,861	U.S. Treasury Obligations, 3.00% to 4.50%, due 08/15/39 to 11/15/44	1,087,353,700	1,581,000,023

Fixed Income Clearing Corporation	0.03		04/30/20	05/01/20	3,500,000	3,500,000	3,500,002,917	U.S. Treasury Obligations, 0.03%, due 05/01/20	3,472,895,000	3,570,002,528
	0.03		04/30/20	05/01/20	2,500,000	2,500,000	2,500,002,083	U.S. Treasury Obligations, 0.13% to 0.88%, due 01/15/25 to 01/15/30	2,281,934,600	2,550,000,075
	0.03		04/30/20	05/01/20	89,105	89,105	89,105,466	U.S. Treasury Obligation, 4.63%, due 02/15/40	55,000,000	90,887,574
	0.03		04/30/20	05/01/20	144,177	144,177	144,176,958	U.S. Treasury Obligation, 1.38%, due 08/31/26	138,900,000	147,060,495
	0.03		04/30/20	05/01/20	334,464	334,464	334,464,311	U.S. Treasury Obligation, 2.25%, due 11/15/27	299,915,000	341,153,591
	0.03		04/30/20	05/01/20	107,475	107,475	107,475,580	U.S. Treasury Obligation, 2.13%, due 05/15/25	100,000,000	109,625,090
	0.03		04/30/20	05/01/20	221,324	221,324	221,323,714	U.S. Treasury Obligation, 2.25%, due 08/15/27	200,000,000	225,750,184
	0.03		04/30/20	05/01/20	840,625	840,625	840,625,701	U.S. Treasury Obligation, 0.63%, due 03/31/27	850,000,000	857,438,201
	0.03		04/30/20	05/01/20	79,228	79,228	79,228,007	U.S. Treasury Obligation, 4.38%, due 11/15/39	50,000,000	80,812,566
	0.03		04/30/20	05/01/20	347,548	347,548	347,547,900	U.S. Treasury Obligation, 1.63%, due 09/30/26	330,150,000	354,498,852
	0.03		04/30/20	05/01/20	156,287	156,287	156,286,895	U.S. Treasury Obligation, 3.13%, due 11/15/28	130,000,000	159,412,630
	0.03		04/30/20	05/01/20	49,659	49,659	49,658,699	U.S. Treasury Obligation, 3.88%, due 08/15/40	33,351,000	50,651,873
	0.03		04/30/20	05/01/20	122,610	122,610	122,610,396	U.S. Treasury Obligation, 2.00%, due 08/15/25	115,000,000	125,062,602
	0.03		04/30/20	05/01/20	99,890	99,890	99,889,789	U.S. Treasury Obligation, 1.63%, due 10/31/26	95,000,000	101,887,583
	0.03		04/30/20	05/01/20	230,820	230,820	230,820,016	U.S. Treasury Obligation, 4.38%, due 05/15/40	145,331,000	235,436,412
	0.03		04/30/20	05/01/20	243,665	243,665	243,665,313	U.S. Treasury Obligation, 2.00%, due 05/31/24	230,930,000	248,538,616
	0.03		04/30/20	05/01/20	178,824	178,824	178,823,678	U.S. Treasury Obligation, 3.00%, due 10/31/25	160,000,000	182,400,149
	0.03		04/30/20	05/01/20	131,618	131,618	131,617,757	U.S. Treasury Obligation, 0.13%, due 07/15/26	120,000,000	134,250,110
	0.03		04/30/20	05/01/20	64,134	64,134	64,133,632	U.S. Treasury Obligation, 2.13%, due 05/31/26	59,000,000	65,416,303
	0.03		04/30/20	05/01/20	167,096	167,096	167,095,728	U.S. Treasury Obligation, 2.88%, due 07/31/25	150,000,000	170,437,639
	0.03		04/30/20	05/01/20	164,520	164,520	164,520,137	U.S. Treasury Obligation, 1.63%, due 11/30/26	155,380,000	167,810,537
	0.03		04/30/20	05/01/20	79,411	79,411	79,410,667	U.S. Treasury Obligation, 1.50%, due 10/31/24	77,050,000	80,998,879
	0.03		04/30/20	05/01/20	89,118	89,118	89,117,721	U.S. Treasury Obligation, 6.13%, due 08/15/29	60,000,000	90,900,074

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	0.03%		04/30/20	05/01/20	$58,406	$58,406	$58,406,299	U.S. Treasury Obligation, 0.38%, due 04/30/25	$ 59,500,000	$59,574,424

Total Fixed Income Clearing Corporation						$10,000,004				$10,200,006,987

Goldman Sachs & Co. LLC	0.02		04/30/20	05/01/20	291,000	291,000	291,000,162	U.S. Treasury Obligations, 0.00% to 3.00%, due 05/26/20 to 08/15/48	298,915,350	296,820,007

HSBC Securities USA, Inc.	0.02		04/30/20	05/01/20	10,000	10,000	10,000,006	U.S. Treasury Obligations, 0.00%, due 05/15/43 to 02/15/48	14,622,704	10,200,000
	0.02		04/30/20	05/01/20	51,000	51,000	51,000,028	U.S. Treasury Obligations, 0.00% to 2.88%, due 11/15/29 to 11/15/49	45,211,438	52,020,000
	0.02	(b)	04/30/20	04/01/20	355,000	355,000	354,994,280	U.S. Treasury Obligations, 0.00% to 1.88%, due 05/31/22 to 02/15/28	349,141,757	362,100,012
	0.03	(c)	04/30/20	04/08/20	1,088,085	1,088,085	1,088,065,052	U.S. Treasury Obligations, 0.00% to 7.63%, due 06/30/20 to 02/15/50	1,078,237,549	1,109,846,700
	0.03	(c)	04/30/20	04/08/20	722,000	722,000	721,986,764	U.S. Treasury Obligations, 0.00% to 7.88%, due 08/06/20 to 08/15/45	713,081,782	736,440,001

Total HSBC Securities USA, Inc.						$2,226,085				$2,270,606,713

JP Morgan Securities LLC	0.02		04/30/20	05/01/20	341,000	341,000	341,000,189	U.S. Treasury Obligations, 0.00%, due 08/15/31 to 08/15/46	444,665,158	347,820,000
	0.02		04/30/20	05/01/20	1,700,000	1,700,000	1,700,000,944	U.S. Treasury Obligations, 1.50% to 3.38%, due 01/31/27 to 05/15/49	1,289,150,400	1,734,000,237
	0.02	(b)	04/30/20	05/01/20	250,000	250,000	250,000,139	U.S. Treasury Obligations, 0.00%, due 11/15/31 to 05/15/40	283,917,045	255,000,000

Total JP Morgan Securities LLC						$2,291,000				$2,336,820,237

Mizuho Securities USA LLC	0.02		04/30/20	05/01/20	200,000	200,000	200,000,111	U.S. Treasury Obligations, 0.00%, due 09/24/20 to 10/01/20	204,119,200	204,000,060
	0.04		04/30/20	05/01/20	103,848	103,848	103,848,155	U.S. Treasury Obligation, 3.00%, due 05/15/45	76,000,000	105,925,115
	0.04		04/30/20	05/01/20	120,000	120,000	120,000,133	U.S. Treasury Obligation, 3.38%, due 11/15/48	80,000,000	122,400,133
	0.04		04/30/20	05/01/20	175,698	175,698	175,698,725	U.S. Treasury Obligation, 3.88%, due 08/15/40	118,000,000	179,212,695
	0.04		04/30/20	05/01/20	419,118	419,118	419,118,113	U.S. Treasury Obligation, 3.00%, due 08/15/48	300,000,000	427,500,466
	0.04		04/30/20	05/01/20	67,353	67,353	67,353,016	U.S. Treasury Obligation, 3.00%, due 02/15/49	48,000,000	68,700,075
	0.04		04/30/20	05/01/20	63,706	63,706	63,705,953	U.S. Treasury Obligation, 2.75%, due 08/15/47	48,000,000	64,980,071
	0.04		04/30/20	05/01/20	58,692	58,692	58,692,467	U.S. Treasury Obligation, 2.50%, due 02/15/45	47,000,000	59,866,315

Total Mizuho Securities USA LLC						$1,208,415				$1,232,584,930

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	0.02%		04/30/20	05/01/20	$25,000	$25,000	$25,000,014	U.S. Treasury Obligations, 1.25% to 8.75%, due 05/15/20 to 08/31/24	$24,096,500	$25,500,027

Natixis SA	0.02		04/30/20	05/01/20	672,000	672,000	672,000,373	U.S. Treasury Obligations, 0.00% to 3.75%, due 04/22/21 to 02/15/49	523,205,600	685,440,065
	0.02	(b)	04/30/20	05/01/20	753,000	753,000	753,000,418	U.S. Treasury Obligations, 0.13% to 6.38%, due 07/15/20 to 08/15/49	596,465,300	768,060,063

Total Natixis SA						$1,425,000				$1,453,500,128

Nomura Securities International, Inc.	0.02		04/30/20	05/01/20	1,000,000	1,000,000	1,000,000,556	U.S. Treasury Obligations, 0.00% to 7.63%, due 05/15/23 to 02/15/50	959,367,083	1,020,000,024

Prudential Insurance Co. of America	0.06		04/30/20	05/01/20	126,375	126,375	126,375,211	U.S. Treasury Obligation, 2.38%, due 11/15/49	100,000,000	128,903,211
	0.06		04/30/20	05/01/20	53,987	53,987	53,987,590	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	55,067,690
	0.06		04/30/20	05/01/20	29,600	29,600	29,600,049	U.S. Treasury Obligation, 0.00%, due 11/15/41	40,000,000	30,192,049
	0.06		04/30/20	05/01/20	16,981	16,981	16,981,278	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	17,320,808
	0.06		04/30/20	05/01/20	17,125	17,125	17,125,029	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	17,467,629
	0.06		04/30/20	05/01/20	89,175	89,175	89,175,149	U.S. Treasury Obligation, 0.00%, due 08/15/43	123,000,000	90,958,649
	0.06		04/30/20	05/01/20	9,420	9,420	9,420,016	U.S. Treasury Obligation, 0.00%, due 05/15/39	12,000,000	9,608,416
	0.06		04/30/20	05/01/20	33,812	33,812	33,812,556	U.S. Treasury Obligation, 0.00%, due 02/15/47	50,000,000	34,489,056
	0.06		04/30/20	05/01/20	19,290	19,290	19,290,032	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	19,675,952
	0.06		04/30/20	05/01/20	27,034	27,034	27,033,795	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,574,605
	0.06		04/30/20	05/01/20	65,600	65,600	65,600,109	U.S. Treasury Obligation, 0.00%, due 02/15/37	80,000,000	66,912,109
	0.06		04/30/20	05/01/20	25,807	25,807	25,807,543	U.S. Treasury Obligation, 3.38%, due 05/15/44	18,000,000	26,323,783
	0.06		04/30/20	05/01/20	88,000	88,000	88,000,147	U.S. Treasury Obligation, 0.00%, due 05/15/38	110,000,000	89,760,147
	0.06		04/30/20	05/01/20	22,365	22,365	22,365,037	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	22,812,197
	0.06		04/30/20	05/01/20	11,437	11,437	11,437,519	U.S. Treasury Obligation, 0.00%, due 08/15/41	15,000,000	11,666,269
	0.06		04/30/20	05/01/20	16,857	16,857	16,857,528	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	17,194,568
	0.06		04/30/20	05/01/20	60,300	60,300	60,300,101	U.S. Treasury Obligation, 0.00%, due 11/15/35	72,000,000	61,506,101
	0.06		04/30/20	05/01/20	77,750	77,750	77,750,130	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	79,305,130
	0.06		04/30/20	05/01/20	103,125	103,125	103,125,172	U.S. Treasury Obligation, 0.00%, due 08/15/47	150,000,000	105,187,672
	0.06		04/30/20	05/01/20	90,750	90,750	90,750,151	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	92,565,151

Total Prudential Insurance Co. of America						$984,790				$1,004,491,192

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Societe Generale SA	0.02%		04/30/20	05/01/20	$340,000	$340,000	$ 340,000,189	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/15/20 to 08/15/49	$280,203,398	$346,800,000
	0.04		04/30/20	05/07/20	500,000	500,000	500,003,889	U.S. Treasury Obligations, 0.00% to 2.75%, due 01/31/21 to 02/15/49	462,010,442	510,000,000
	0.06	(c)	04/30/20	04/08/20	1,080,000	1,080,000	1,079,960,399	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/31/20 to 02/15/49	1,027,433,357	1,101,600,000

Total Societe Generale SA						$1,920,000				$1,958,400,000

TD Securities USA LLC.	0.02		04/30/20	05/01/20	107,000	107,000	107,000,059	U.S. Treasury Obligations, 0.00% to 2.25%, due 04/22/21 to 08/15/46	98,102,400	109,140,079

Wells Fargo Securities LLC	0.02		04/30/20	05/01/20	25,000	25,000	25,000,014	U.S. Treasury Obligation, 2.63%, due 06/15/21 .	24,581,900	25,500,005
	0.02	(a)	04/30/20	05/01/20	675,000	675,000	675,000,375	U.S. Treasury Obligations, 1.13% to 8.75%, due 05/15/20 to 02/28/27	661,688,292	688,500,031

Total Wells Fargo Securities LLC						$700,000				$714,000,036

						$38,214,549				$38,978,854,235

(a)	Traded in a joint account.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$93,231,930,197	$—	$93,231,930,197

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 102.0%
U.S. Treasury Bills(a):
0.04%, 05/05/20	USD	3,800,620	$3,800,304,975
0.05%, 05/07/20		1,828,885	1,828,821,242
0.06%, 05/12/20		5,203,340	5,202,931,263
0.08%, 05/14/20		1,884,680	1,884,409,154
0.08%, 05/19/20		6,040,885	6,040,426,150
0.08%, 05/21/20		1,669,695	1,669,282,933
0.07%, 05/26/20		6,355,000	6,354,614,774
0.05%, 05/28/20		1,045,180	1,044,884,531
0.08%, 06/02/20		8,216,375	8,215,704,732
0.09%, 06/04/20		4,118,000	4,117,216,876
0.08%, 06/09/20		1,192,195	1,191,952,558
0.10%, 06/11/20		2,857,085	2,856,128,743
0.08%, 06/16/20		550,000	549,902,250
0.09%, 06/23/20		2,449,850	2,449,264,088
0.07%, 06/25/20		2,079,600	2,077,954,965
0.10%, 06/30/20		1,395,915	1,395,708,715
0.09%, 07/02/20		1,450,000	1,449,794,625
0.09%, 07/14/20		162,615	162,577,945
0.10%, 07/21/20		884,210	883,812,105
0.09%, 07/23/20		1,722,075	1,721,580,759
0.10%, 07/30/20		4,960,865	4,956,461,410
0.12%, 08/04/20		585,000	584,837,906
0.11%, 08/06/20		489,920	489,008,614
0.11%, 08/13/20		88,655	88,471,479
0.11%, 08/20/20		142,200	141,554,030
0.11%, 08/27/20		502,565	500,656,400
0.12%, 09/03/20		304,795	304,091,446
0.13%, 09/08/20		1,800,000	1,799,025,000
0.11%, 09/10/20		86,875	86,320,737
0.10%, 09/15/20		918,885	918,133,893
0.11%, 09/17/20		255,800	255,503,698
0.15%, 09/22/20		1,250,000	1,249,111,000
0.11%, 10/01/20		1,190,000	1,189,313,625
0.11%, 10/08/20		196,830	196,698,780
0.11%, 10/15/20		784,830	783,776,838
0.16%, 04/22/21		168,685	168,409,762
U.S. Treasury Notes:
1.50%, 05/15/20		99,390	99,394,035
3.50%, 05/15/20		805,520	806,107,776

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
1.38%, 05/31/20	USD	135,650	$135,619,128
1.50%, 05/31/20		71,855	71,834,447
1.63%, 06/30/20		8,840	8,836,612
2.50%, 06/30/20		250,000	250,374,212
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.16%, 07/31/20(b)		297,960	297,915,998
2.00%, 07/31/20		150,000	150,147,849
2.63%, 07/31/20		268,350	269,161,219
2.13%, 08/31/20		125,000	125,722,476
1.38%, 09/15/20		464,640	465,328,583
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.17%, 10/31/20(b)		489,000	488,715,711
2.63%, 11/15/20		50,105	50,461,194
2.00%, 11/30/20		50,000	50,303,952
2.38%, 12/31/20		49,835	50,251,170
2.50%, 12/31/20		12,330	12,398,111
2.00%, 01/15/21		77,435	78,327,799
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.24%, 01/31/21(b)		1,241,495	1,241,045,047
2.13%, 01/31/21		13,000	13,166,802
3.63%, 02/15/21		39,715	40,669,596
1.13%, 02/28/21		82,045	82,564,564
2.00%, 02/28/21		60,020	60,717,842
2.50%, 02/28/21		407,000	413,797,004
2.25%, 03/31/21		350,000	355,984,180
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.26%, 04/30/21(b)		1,028,750	1,028,509,777
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.34%, 07/31/21(b)		1,590,000	1,589,580,515
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.42%, 10/31/21(b)		723,530	724,065,887
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.27%, 01/31/22(b)		990,080	989,299,397
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.23%, 04/30/22(b)		1,728,185	1,728,135,441

Total U.S. Treasury Obligations — 102.0% (Cost: $80,287,084,325)			80,287,084,325

Total Investments — 102.0% (Cost: $80,287,084,325)(c)			80,287,084,325

Liabilities in Excess of Other Assets — (2.0)%			(1,607,779,819)

Net Assets — 100.0%			$78,679,304,506

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	Treasury Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$80,287,084,325	$—	$80,287,084,325

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 97.5%

Alabama — 0.4%(a)(b)
Alabama Federal Aid Highway Finance, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 0.25%, 05/07/20(c)	USD	5,000	$5,000,000
Homewood Alabama, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(c)		4,000	4,000,000
Mobile Downtown Redevelopment Authority, Series 2011A, RB, VRDN (Bank of America NA LOC), 0.25%, 05/07/20		17,860	17,860,000

			26,860,000

Alaska — 2.6%(b)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		11,590	11,590,000
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		19,550	19,550,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		19,580	19,580,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		14,960	14,960,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20		26,975	26,975,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20		12,375	12,375,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		33,445	33,445,000
Alaska Housing Finance Corp., Series 2009D, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		15,695	15,695,000
City of Valdez, Series 1993A, RB, VRDN, 0.14%, 05/01/20		11,890	11,890,000

			166,060,000

Arizona — 0.5%(b)
Arizona Health Facilities Authority, Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.22%, 05/07/20		3,565	3,565,000
Arizona State University, Series 2008A, RB, VRDN, 0.20%, 05/07/20		1,405	1,405,000
Industrial Development Authority of the City of Phoenix (The), Series 2014B, RB, VRDN (Northern Trust Co. SBPA), 0.12%, 05/01/20		15,385	15,385,000
Industrial Development Authority of the County of Pima (The), Series 2000A, RB, VRDN (Federal Home Loan Bank LOC), 0.20%, 05/07/20		1,300	1,300,000
Industrial Development Authority of the County of Yavapai (The), Series 2010, RB, VRDN (Citibank NA LOC), 0.25%, 05/07/20		7,000	7,000,000

			28,655,000

Security		Par (000)	Value

California — 1.1%
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.25%, 05/07/20(a)(b)(c)	USD	1,050	$1,050,000
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)		2,300	2,300,000
California Statewide Communities Development Authority, Series 2017BB, RB, VRDN (Federal Home Loan Bank LOC), 0.29%, 05/07/20(b)		20,800	20,800,000
California University of Sciences & Medicine, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Mizuho Capital Markets LLC LOC), 0.37%, 05/07/20(a)(b)(c)		4,035	4,035,000
Elsinore Valley Municipal Water District, Series 2008B, COP, VRDN (Bank of America NA LOC), 0.15%, 05/07/20(b)		2,625	2,625,000
Long Beach California University School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- XF0862, GO, VRDN (TD Bank NA LIQ), 0.22%, 05/07/20(a)(b)(c)		1,310	1,310,000
Mount San Antonio California Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 0.22%, 05/07/20(a)(b)(c)		3,600	3,600,000
Natomas University School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0250, GO, VRDN (Bank of America NA LIQ), 0.27%, 05/07/20(a)(b)(c)		6,580	6,580,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 0.10%, 05/07/20(b)		5,000	5,000,000
San Francisco City & County Public Utilities Commission, Series 2020A-1 (Bank of America NA LOC), 0.70%, 07/08/20(d)		10,048	10,048,211
State of California Department of Water Resources, Series 2020-1 (Bank of America NA SBPA), 0.35%, 06/04/20(d)		5,333	5,333,176
State of California Department of Water Resources, Series 2020-1 (Bank of America NA SBPA), 0.55%, 06/18/20(d)		3,474	3,474,010

			66,155,397

Colorado — 1.9%
Boulder Larimer & Weld Cos., Tender Option Bond Trust Receipts/Certificates Various States, Inc. Trust, Series G-57, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		5,670	5,670,000
Boulder Valley Colony School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		5,000	5,000,000
City & County of Denver, Series 2008A-2, COP, VRDN (JP Morgan Chase Bank NA SBPA), 0.17%, 05/01/20(b)		2,000	2,000,000

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colorado (continued)
City of Colorado Springs Utilities System, Series 2005A, RB, VRDN (Bank of America NA SBPA), 0.22%, 05/07/20(b)	USD	47,295	$47,295,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.26%, 05/07/20(b)		27,445	27,445,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)		5,345	5,345,000
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 0.28%, 05/07/20(b)		9,415	9,415,000
Denver Colorado City & County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2686, RB, VRDN (Citibank NA LIQ), 0.19%, 05/01/20(a)(b)(c)		3,000	3,000,000
Regional Transportation District Sales Tax, Series 2010A, RB, 5.00%, 11/01/20(e)		5,000	5,107,592
Sheridan Redevelopment Agency, Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 0.25%, 05/07/20(b)		5,015	5,015,000

			115,292,592

Connecticut — 1.4%
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 0.25%, 05/07/20(b)		9,430	9,430,000
Connecticut Housing Finance Authority, Series 2019, Sub-Series D-3, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.20%, 05/07/20(b)		23,200	23,200,000
Connecticut Housing Finance Authority, Series 2020, RB, VRDN (Barclays Bank plc SBPA), 0.25%, 05/07/20(b)		21,750	21,750,000
Connecticut Innovations, Inc., Series 2012, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)		18,685	18,685,000
Connecticut State Health & Educational Facilities Authority, Series 2000A, RB, VRDN (TD Bank NA SBPA), 0.20%, 05/07/20(b)		10,280	10,280,000
Connecticut State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		4,000	4,000,000
Town of Groton, Series 2020A, GO, 5.00%, 10/15/20		2,560	2,607,191

			89,952,191

Delaware — 0.0%
Delaware State Economic Development Authority, Series 1997, RB, VRDN (M&T Bank LOC), 0.34%, 05/07/20(b)		595	595,000

District of Columbia — 0.6%
District of Columbia, Series 1998A, RB, VRDN (TD Bank NA LOC), 0.16%, 05/01/20(b)		12,135	12,135,000
District of Columbia, Series 2004, RB, VRDN (Bank of America NA LOC), 0.38%, 05/07/20(b)		5,110	5,110,000
District of Columbia, Series 2007B-2, RB, VRDN (Bank of America NA LOC), 0.19%, 05/07/20(b)		1,380	1,380,000
District of Columbia, Series 2007C-1, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.19%, 05/07/20(b)		1,655	1,655,000
District of Columbia, Series 2019C, RB, 5.00%, 10/01/20		14,250	14,498,714

Security		Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority, Series 2014B-1, RB, VRDN (TD Bank NA SBPA), 0.23%, 05/07/20(b)	USD	4,980	$4,980,000

			39,758,714

Florida — 2.9%(b)
Cape Coral Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 0.26%, 05/07/20(a)(c)		10,480	10,480,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.26%, 05/07/20		4,000	4,000,000
County of Miami-Dade Seaport Department, Series 2014A, RB, VRDN (PNC Bank NA LOC), 0.25%, 05/07/20		4,600	4,600,000
County of Palm Beach, Series 2002, RB, VRDN (Northern Trust Co. LOC), 0.25%, 05/07/20		7,200	7,200,000
Escambia County Health Facilities Authority, Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.25%, 05/01/20		19,430	19,430,000
Florida Housing Finance Corp., Series 2004M, RB, VRDN (Freddie Mac LIQ), 0.31%, 05/07/20		10,375	10,375,000
Highlands County Health Facilities Authority, Series 2012I, RB, VRDN, 0.22%, 05/07/20		4,045	4,045,000
Highlands County Health Facilities Authority, Series 2012I, RB, VRDN, 0.20%, 05/07/20		9,605	9,605,000
Miami-Dade County Industrial Development Authority, Series 2002, RB, VRDN (Northern Trust Co. LOC), 0.26%, 05/07/20		2,800	2,800,000
Miami-Dade County Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XX1110, RB, VRDN (Barclays Bank plc LIQ), 0.25%, 05/07/20(a)(c)		60,000	60,000,000
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 0.25%, 05/07/20		12,200	12,200,000
Orlando-Orange County Expressway Authority, Series 2007, RB, VRDN (Citibank NA LIQ), 0.25%, 05/07/20(a)		14,100	14,100,000
Sarasota County Public Hospital District, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.21%, 05/07/20		10,650	10,650,000
Sunshine State Governmental Financing Commission, Series 2010A, RB, VRDN (MUFG Union Bank NA LOC), 0.26%, 05/07/20		11,500	11,500,000

			180,985,000

Georgia — 2.1%(b)
Atlanta Water & Waste Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2649, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)		13,000	13,000,000
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0244, RB, VRDN (Bank of America NA LIQ), 0.30%, 05/07/20(a)(c)		2,450	2,450,000

42	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Georgia (continued)
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0751, RB, VRDN (Bank of America NA LIQ), 0.30%, 05/07/20(a)(c)	USD	3,000	$3,000,000
Burke County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 0.29%, 05/07/20(a)(c)		5,000	5,000,000
Gainesville & Hall County Development Authority, Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.25%, 05/01/20		28,685	28,685,000
Heard County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 0.29%, 05/07/20(a)(c)		2,075	2,075,000
Monroe County Development Authority, Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.26%, 05/07/20		32,445	32,445,000
Monroe County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 0.29%, 05/07/20(a)(c)		5,000	5,000,000
Municipal Electric Authority of Georgia, Series 2008B, Sub-Series B, RB, VRDN (PNC Bank NA LOC), 0.23%, 05/07/20		19,425	19,425,000
Municipal Electric Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0256, RB, VRDN (Bank of America NA LOC), 0.30%, 05/07/20(a)(c)		15,820	15,820,000
Municipal Electric Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0257, RB, VRDN (Bank of America NA LOC), 0.30%, 05/07/20(a)(c)		2,230	2,230,000

			129,130,000

Hawaii — 0.1%
Hawaii Housing Finance & Development Corp., Series 2008, RB, VRDN (Freddie Mac LIQ), 0.18%, 05/07/20(b)		8,735	8,735,000

Idaho — 0.0%
Idaho Housing & Finance Association, Series 2011A, RB, VRDN (Freddie Mac LIQ), 0.22%, 05/07/20(b)		2,080	2,080,000

Illinois — 4.0%(b)
City of Galesburg, Series 1999, RB, VRDN (PNC Bank NA LOC), 0.23%, 05/07/20		2,550	2,550,000
Illinois Finance Authority, Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 0.26%, 05/07/20		9,025	9,025,000
Illinois Finance Authority, Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.22%, 05/07/20		4,100	4,100,000
Illinois Finance Authority, Series 2008, Sub- Series D, RB, VRDN, 0.18%, 05/07/20		35,515	35,515,000
Illinois Finance Authority, Series 2008C, Sub- Series 2-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.26%, 05/07/20		23,795	23,795,000
Illinois Finance Authority, Series 2008C, Sub- Series 3-A, RB, VRDN (Northern Trust Co. SBPA), 0.25%, 05/07/20		3,485	3,485,000

Security		Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.26%, 05/07/20	USD	34,610	$34,610,000
Illinois Finance Authority, Series 2008D, RB, VRDN (Bank of America NA LOC), 0.22%, 05/07/20		7,000	7,000,000
Illinois Finance Authority, Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.25%, 05/07/20		13,980	13,980,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)		22,070	22,070,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)		7,500	7,500,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0086, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)		16,150	16,150,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0781, RB, VRDN (Wells Fargo Bank NA LIQ), 0.25%, 05/07/20(a)(c)		23,420	23,420,000
Illinois Health Facilities Authority, Series 1996, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.25%, 05/07/20		29,841	29,841,000
Illinois Housing Development Authority, Series 2018, Sub-Series A-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.22%, 05/07/20		10,775	10,775,000
Illinois State Toll Highway Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 0.19%, 05/07/20(a)(c)		1,140	1,140,000
Illinois State Toll Highway Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0801, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.27%, 05/07/20(a)(c)		3,340	3,340,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 0.26%, 05/07/20		700	700,000
Will County Ill, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(c)		3,000	3,000,000

			251,996,000

Indiana — 1.8%
County of Elkhart, Series 2008A, RB, VRDN (Federal Home Loan Bank LOC), 0.25%, 05/07/20(b)		6,880	6,880,000
Indiana Finance Authority, Series 2005A-1, RB, VRDN (Bank of America NA SBPA), 0.27%, 05/07/20(b)		21,700	21,700,000
Indiana Finance Authority, Series 2008E-7, RB, VRDN, 0.21%, 05/07/20(b)		39,340	39,340,000
Indiana Finance Authority, Series 2009D, RB, VRDN (Wells Fargo Bank NA LOC), 0.14%, 05/01/20(b)		3,000	3,000,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Series 2011A, RB, VRDN (Northern Trust Co. SBPA), 0.22%, 05/07/20(b)	USD	2,000	$2,000,000
Indiana Finance Authority, Series 2011D, RB, VRDN (Northern Trust Co. SBPA), 0.26%, 05/07/20(b)		4,000	4,000,000
Indiana Finance Authority, Series 2016B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.24%, 05/07/20(b)		12,300	12,300,000
Indiana Finance Authority, Series 2016C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.26%, 05/07/20(b)		17,750	17,750,000
Trustees of Indiana University, Series 2019, 1.26%, 05/11/20(d)		2,315	2,315,208
Trustees of Indiana University, Series 2019, 1.17%, 05/11/20(d)		5,200	5,200,390

			114,485,598

Iowa — 3.7%(b)
Iowa Finance Authority, Series 2003B, RB, VRDN (Bank of America NA LOC), 0.22%, 05/07/20		18,410	18,410,000
Iowa Finance Authority, Series 2008B, RB, VRDN, 0.28%, 05/07/20		53,625	53,625,000
Iowa Finance Authority, Series 2012, RB, VRDN (Korea Development Bank LOC), 0.47%, 05/07/20(a)		90,325	90,325,000
Iowa Finance Authority, Series 2013B- 1, RB, VRDN (Union Bank NA LOC), 0.16%, 05/01/20		25,995	25,995,000
Iowa Finance Authority, Series 2015B, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20		900	900,000
Iowa Finance Authority, Series 2016A, RB, VRDN, 0.28%, 05/07/20		22,400	22,400,000
Iowa Finance Authority, Series 2016E, RB, VRDN (Fannie Mae LIQ), 0.25%, 05/07/20		6,970	6,970,000
Iowa Finance Authority, Series 2018C, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.26%, 05/07/20		6,910	6,910,000
Iowa Finance Authority, Series 2018F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.16%, 05/01/20		5,000	5,000,000

			230,535,000

Kansas — 0.2%(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0696, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.27%, 05/07/20		8,580	8,580,000
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20		6,500	6,500,000

			15,080,000

Kentucky — 0.6%
Kentucky Economic Development Financing Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LOC), 0.28%, 05/07/20(a)(b)(c)		4,960	4,960,000
Louisville & Jefferson County Metropolitan Sewer District (Bank of America NA LOC), 1.08%, 05/06/20(d)		10,000	9,999,970

Security		Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District (Bank of America NA LOC), 1.07%, 05/11/20(d)	USD	10,000	$9,999,950
Louisville & Jefferson County Metropolitan Sewer District (Bank of America NA LOC), 0.65%, 07/28/20(d)		10,000	10,002,410

			34,962,330

Louisiana — 2.2%(b)
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Series 2008A, RB, VRDN (Citibank NA LOC), 0.23%, 05/07/20		26,970	26,970,000
Louisiana Public Facilities Authority, Series 2008B, RB, VRDN, 0.23%, 05/07/20		37,250	37,250,000
Louisiana Public Facilities Authority, Series 2010, RB, VRDN, 0.23%, 05/07/20		76,500	76,500,000

			140,720,000

Maryland — 2.3%
Baltimore County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, BAN, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)		1,900	1,900,000
County of Anne Arundel, Series 2020, GO, 5.00%, 10/01/20(f)		7,420	7,546,829
County of Anne Arundel, Series 2020B, GO, 3.00%, 10/01/20(f)		2,470	2,492,396
County of Howard, Series 2020A, GO, 5.00%, 08/15/20(f)		645	652,360
County of Howard, Series 2020B, GO, 5.00%, 08/15/20		175	176,997
County of Montgomery, Series 2017E, GO, VRDN (US Bank NA SBPA), 0.15%, 05/01/20(b)		51,300	51,300,000
Maryland Economic Development Corp., Series 2008A, RB, VRDN, 0.25%, 05/07/20(b)		3,075	3,075,000
Maryland Health & Higher Educational Facilities Authority, Series 1985A, RB, VRDN (TD Bank NA LOC), 0.17%, 05/07/20(b)		14,800	14,800,000
Maryland Health & Higher Educational Facilities Authority, Series 1985B, RB, VRDN (TD Bank NA LOC), 0.18%, 05/07/20(b)		32,300	32,300,000
Maryland Health & Higher Educational Facilities Authority, Series 2000, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.34%, 05/07/20(b)		12,750	12,750,000
Maryland Health & Higher Educational Facilities Authority, Series 2009B, RB, VRDN (Bank of America NA LOC), 0.19%, 05/07/20(b)		7,330	7,330,000
Maryland Health & Higher Educational Facilities Authority, Series 2020A, 0.82%, 06/04/20(d)		8,870	8,874,329
State of Maryland, Series 2012B, GO, 5.00%, 08/01/20		200	202,150
State of Maryland, Series 2012E, GO, 4.50%, 08/01/20		325	328,101
State of Maryland, Series 2014B, GO, 5.00%, 08/01/20		495	500,320
Washington Suburban Sanitary District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2020-XM0816, RB, VRDN (Barclays Bank plc LIQ), 0.25%, 05/07/20(a)(b)(c)		2,285	2,285,000

			146,513,482

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Massachusetts — 5.0%
Commonwealth of Massachusetts, Series 2006A, GO, VRDN (Barclays Bank plc SBPA), 0.15%, 05/01/20(b)	USD	5,800	$5,800,000
Commonwealth of Massachusetts, Series 2019B, GO, 4.00%, 05/21/20		25,000	25,046,775
Commonwealth of Massachusetts, Series 2019C, GO, 4.00%, 06/18/20		20,000	20,086,616
Massachusetts Bay Transportation Authority, Series 2000A, Sub-Series A-1, RB, VRDN (Barclays Bank plc SBPA), 0.17%, 05/07/20(b)		10,275	10,275,000
Massachusetts Bay Transportation Authority, Series 2000A-2, RB, VRDN (Barclays Bank plc SBPA), 0.21%, 05/07/20(b)		8,500	8,500,000
Massachusetts Bay Transportation Authority, Series 2010-A, RB, VRDN, 0.52%, 11/26/20(b)		13,650	13,650,000
Massachusetts Bay Transportation Authority, Series 2018A, Sub-Series A-1, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.20%, 05/07/20(b)		29,770	29,770,000
Massachusetts Development Finance Agency, Series 2008A, RB, VRDN (Bank of America NA LOC), 0.15%, 05/01/20(b)		5,350	5,350,000
Massachusetts Development Finance Agency, Series 2008U-6C, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(b)		15,000	15,000,000
Massachusetts Health & Educational Facilities Authority, Series 1997P-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.20%, 05/07/20(b)		58,050	58,050,000
Massachusetts Health & Educational Facilities Authority, Series 2005, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)		35,660	35,660,000
Massachusetts Health & Educational Facilities Authority, Series 2008N-2, RB, VRDN (Wells Fargo Bank NA SBPA), 0.15%, 05/01/20(b)		28,900	28,900,000
Massachusetts Health & Educational Facilities Authority, Series 2020EE, 1.05%, 06/04/20(d)		30,500	30,499,726
Massachusetts State Transporting Fund, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008A-3, RB, VRDN (Wells Fargo Bank NA SBPA), 0.24%, 05/07/20(b)		5,185	5,185,000
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.21%, 05/07/20(b)		3,460	3,460,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 0.52%, 11/26/20(b)		11,000	11,000,000

			310,733,117

Michigan — 2.2%
Board of Trustees of Michigan State University, Series 2020F, 1.07%, 05/07/20(d)		13,780	13,779,573
Board of Trustees of Michigan State University, Series 2020F, 1.05%, 05/21/20(d)		500	500,011
Board of Trustees of Michigan State University, Series 2020F, 1.08%, 05/21/20(d)		20,670	20,668,243
Central Michigan University, Series 2008A-2, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)		7,055	7,055,000

Security		Par (000)	Value

Michigan (continued)
Grand Valley State University, Series 2008B, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)	USD	18,090	$18,090,000
Kent Hospital Finance Authority, Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 0.23%, 05/07/20(b)		5,115	5,115,000
Lakeview School District, Series 2002B, GO, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)		4,715	4,715,000
L’Anse Creuse Public Schools, Series 2008, GO, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)		1,135	1,135,000
Michigan Building Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 0.25%, 05/07/20(a)(b)(c)		4,000	4,000,000
Michigan Finance Authority, Series 2019A-1, 4.00%, 08/20/20		4,050	4,093,180
Michigan State Building Authority, Series II-B, RB, VRDN (Citibank NA LOC), 0.18%, 05/07/20(b)		2,620	2,620,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 0.25%, 05/07/20(b)		12,700	12,700,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 0.24%, 05/07/20(b)		9,980	9,980,000
Michigan State University, Series 2003A, RB, VRDN (Northern Trust Co. SBPA), 0.24%, 05/07/20(b)		23,965	23,965,000
Michigan State University, Series 2005, RB, VRDN (Royal Bank of Canada SBPA), 0.24%, 05/07/20(b)		3,840	3,840,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.25%, 05/07/20(b)		5,935	5,935,000

			138,191,007

Minnesota — 1.6%
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20(b)		630	630,000
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA), 0.25%, 05/07/20(b)		6,900	6,900,000
City of Rochester, Series 2019A, RB,
VRDN (Federal Home Loan Bank LOC), 0.25%, 05/07/20(b)		15,000	15,000,000
Housing & Redevelopment Authority of The City of St Paul Minnesota, Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 0.20%, 05/07/20(b)		2,520	2,520,000
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.25%, 05/07/20(b)		2,115	2,115,000
Regents of the University of Minnesota, Series 2020F, 1.03%, 05/06/20(d)		44,100	44,097,398
University of Minnesota, Series 2020C, 1.03%, 06/04/20(d)		18,500	18,497,373
University of Minnesota, Series 2020G, 0.43%, 05/15/20(d)		8,977	8,977,009

			98,736,780

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mississippi — 2.4%(b)
Mississippi Business Finance Corp., Series 2007B, RB, VRDN, 0.14%, 05/01/20	USD	4,075	$4,075,000
Mississippi Business Finance Corp., Series 2007C, RB, VRDN, 0.14%, 05/01/20		8,300	8,300,000
Mississippi Business Finance Corp., Series 2009A, RB, VRDN, 0.14%, 05/01/20		13,175	13,175,000
Mississippi Business Finance Corp., Series 2009B, RB, VRDN, 0.14%, 05/01/20		6,400	6,400,000
Mississippi Business Finance Corp., Series 2009C, RB, VRDN, 0.14%, 05/01/20		9,920	9,920,000
Mississippi Business Finance Corp., Series 2010A, RB, VRDN, 0.25%, 05/07/20		4,840	4,840,000
Mississippi Business Finance Corp., Series 2010B, RB, VRDN, 0.25%, 05/07/20		19,735	19,735,000
Mississippi Business Finance Corp., Series 2010F, RB, VRDN, 0.25%, 05/07/20		29,280	29,280,000
Mississippi Business Finance Corp., Series 2010H, RB, VRDN, 0.14%, 05/01/20		12,800	12,800,000
Mississippi Business Finance Corp., Series 2010K, RB, VRDN, 0.14%, 05/01/20		12,350	12,350,000
Mississippi Business Finance Corp., Series 2010L, RB, VRDN, 0.14%, 05/01/20		12,700	12,700,000
Mississippi Business Finance Corp., Series 2011C, RB, VRDN, 0.14%, 05/01/20		7,860	7,860,000
Mississippi Business Finance Corp., Series 2011G, RB, VRDN, 0.14%, 05/01/20		7,585	7,585,000

			149,020,000

Missouri — 2.5%
City of Kansas City, Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.22%, 05/07/20(b)		2,100	2,100,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 0.26%, 05/07/20(a)(b)(c)		14,000	14,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 0.27%, 05/07/20(a)(b)(c)		5,000	5,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)		8,330	8,330,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019C-17, RB, VRDN (Royal Bank of Canada LOC), 0.27%, 05/07/20(a)(b)(c)		14,000	14,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 0.29%, 05/07/20(a)(b)(c)		51,500	51,500,000
University of Missouri, Series 2007B, RB, VRDN, 0.15%, 05/07/20(b)		37,845	37,845,000
University of Missouri, Series 2020A, 0.38%, 05/13/20(d)		20,000	20,000,040
University of Missouri, Series 2020A, 0.89%, 06/05/20(d)		4,000	3,999,316

			156,774,356

Security		Par (000)	Value

Nebraska — 1.7%
Lincoln Nebraska Electric, Series 1995 (JP Morgan Chase Bank NA LOC), 1.35%, 07/01/20(d)	USD	30,500	$30,521,777
Nebraska Investment Finance Authority, Series 2017C, RB, VRDN (Federal Home Loan Bank SBPA), 0.21%, 05/07/20(b)		37,200	37,200,000
Omaha Public Power District, Series 2020A (Bank of America NA SBPA), 1.30%, 06/22/20(d)		14,650	14,659,113
Omaha Public Power District, Series 2020A (Bank of America NA SBPA), 1.08%, 07/01/20(d)		2,510	2,509,435
Omaha Public Power District, Series 2020A (Bank of America NA SBPA), 0.95%, 07/02/20(d)		15,000	14,996,640
Omaha Public Power District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2685, RB, VRDN (Citibank NA LIQ), 0.19%, 05/01/20(a)(b)(c)		5,400	5,400,000

			105,286,965

Nevada — 0.9%(b)
City of Reno, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.20%, 05/07/20		17,475	17,475,000
City of Reno, Series 2009A, RB, VRDN (Wells Fargo Bank NA LOC), 0.20%, 05/07/20		31,090	31,090,000
County of Clark Department of Aviation, Series 2008D-2B, RB, VRDN (Royal Bank of Canada LOC), 0.25%, 05/07/20		525	525,000
County of Clark Department of Aviation, Series 2008D-3, RB, VRDN (Bank of America NA LOC), 0.23%, 05/07/20		4,465	4,465,000
Nevada System of Higher Education, Tender Option Bond Trust Receipts/Certificates Various States, Series 2020-XF2858, COP, VRDN (Barclays Bank plc LIQ), 0.29%, 05/07/20(a)(c)		2,650	2,650,000

			56,205,000

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, Series 2005A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.17%, 05/01/20(b)		3,885	3,885,000

New Jersey — 0.7%(b)
New Jersey Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XX1091, RB, VRDN (Barclays Bank plc LOC), 0.25%, 05/07/20(a)(c)		11,545	11,545,000
New Jersey Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- XF2853, RB, VRDN (Barclays Bank plc LOC), 0.25%, 05/07/20(a)(c)		2,740	2,740,000
New Jersey Educational Facilities Authority, Series 2007C, RB, VRDN (TD Bank NA SBPA), 0.05%, 05/07/20		13,300	13,300,000
New Jersey Health Care Facilities Financing Authority, Series 2009D, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20		15,000	15,000,000

46	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LIQ), 0.25%, 05/07/20(a)(c)	USD	2,865	$2,865,000

			45,450,000

New York — 14.8%
Battery Park City Authority, Series 2019D- 1, RB, VRDN (TD Bank NA SBPA), 0.20%, 05/07/20(b)		10,000	10,000,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.16%, 05/01/20(b)		8,500	8,500,000
City of New York, Series 2012G, Sub-Series G-3, GO, VRDN (Citibank NA LOC), 0.18%, 05/07/20(b)		1,750	1,750,000
City of New York, Series 2014D, Sub-Series D-4, GO, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(b)		29,775	29,775,000
City of New York, Series 2017A, Sub- Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.16%, 05/01/20(b)		6,645	6,645,000
City of New York, Series 2018A, Sub-Series B-4, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		48,510	48,510,000
City of New York, Series 2018B, Sub-Series B-5, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		23,355	23,355,000
City of New York, Series 2018D, Sub-Series D-4, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		20,400	20,400,000
City of New York, Series 2018E, Sub-Series E-5, GO, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(b)		22,725	22,725,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 0.32%, 05/07/20(a)(b)(c)		10,050	10,050,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 0.27%, 05/07/20(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		30,500	30,500,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 0.21%, 05/07/20(b)		8,175	8,175,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20(b)		15,770	15,770,000
New York City Housing Development Corp., Series 2019A-4, RB, VRDN (RBC Capital Markets SBPA), 0.23%, 05/07/20(b)		2,950	2,950,000
New York City Municipal Water Finance, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Bank of America NA LIQ), 0.27%, 05/07/20(a)(b)(c)		2,000	2,000,000

Security		Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2002, Sub- Series C-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.16%, 05/01/20(b)	USD	10,300	$10,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2002-3G, RB, VRDN (Bank of New York Mellon SBPA), 0.22%, 05/07/20(b)		6,410	6,410,000
New York City Transitional Finance Authority Future Tax Secured, Series 2010, Sub- Series G-6, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		34,550	34,550,000
New York City Transitional Finance Authority Future Tax Secured, Series 2011, Sub- Series A-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		40,950	40,950,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub- Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.16%, 05/01/20(b)		4,800	4,800,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub- Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.22%, 05/07/20(b)		58,760	58,760,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series B-3, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		32,110	32,110,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.18%, 05/01/20(b)		6,200	6,200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub- Series C-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		16,215	16,215,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019C, RB, 3.00%, 11/01/20		400	404,567
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- E120, RB, VRDN (Royal Bank of Canada LOC), 0.25%, 05/01/20(a)(b)(c)		12,200	12,200,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0607, RB, VRDN (Citibank NA LIQ), 0.25%, 05/07/20(a)(b)(c)		4,625	4,625,000
New York City Water & Sewer System, Series 2003, Sub-Series F-1-A, RB, VRDN (Barclays Bank plc SBPA), 0.20%, 05/07/20(b)		13,780	13,780,000
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.20%, 05/01/20(b)		18,600	18,600,000
New York City Water & Sewer System, Series 2009BB-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 05/01/20(b)		19,895	19,895,000
New York City Water & Sewer System, Series 2011, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.16%, 05/01/20(b)		64,930	64,930,000

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York City Water & Sewer System, Series 2012, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.15%, 05/01/20(b)	USD	20,875	$20,875,000
New York City Water & Sewer System, Series 2012A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.18%, 05/01/20(b)		30,815	30,815,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.15%, 05/01/20(b)		33,930	33,930,000
New York City Water & Sewer System, Series 2015, Sub-Series BB-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(b)		14,470	14,470,000
New York Power Authority (JP Morgan Chase Bank NA SBPA), 1.10%, 05/06/20(d)		26,495	26,494,284
New York Power Authority (JP Morgan Chase Bank NA SBPA), 1.05%, 05/07/20(d)		2,000	1,999,944
New York Power Authority (JP Morgan Chase Bank NA SBPA), 0.95%, 05/14/20(d)		45,516	45,515,727
New York Power Authority (JP Morgan Chase Bank NA SBPA), 1.75%, 05/14/20(d)		6,506	6,506,820
New York Power Authority (State Street Bank & Trust Co. SBPA), 1.40%, 05/20/20(d)		5,000	5,000,595
New York Power Authority (JP Morgan Chase Bank NA SBPA), 1.30%, 06/18/20(d)		12,000	12,000,216
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.20%, 05/07/20(b)		4,655	4,655,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.20%, 05/07/20(b)		2,000	2,000,000
New York State Dormitory Authority, Series 2019C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.21%, 05/07/20(b)		7,400	7,400,000
New York State Dormitory Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2647, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)		3,000	3,000,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 05/07/20(b)		50,000	50,000,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Freddie Mac LOC), 0.15%, 05/07/20(b)		850	850,000
New York State Housing Finance Agency, Series 2013A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.17%, 05/01/20(b)		2,045	2,045,000
New York State Housing Finance Agency, Series 2016A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 05/07/20(b)		6,100	6,100,000
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.21%, 05/07/20(b)		8,350	8,350,000
New York State Urban Development Corp., Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.19%, 05/07/20(b)		34,900	34,900,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.21%, 05/07/20(b)		2,090	2,090,000

Security		Par (000)	Value
New York (continued)
New York State Urban Development Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(b)(c)	USD	3,750	$3,750,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-55, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		7,865	7,865,000
Port Authority of New York & New Jersey, Series 2010B, 1.10%, 05/27/20(d)		5,000	4,999,400

			926,041,553

North Carolina — 1.9%(b)
Charlotte-Mecklenburg Hospital Authority (The), Series 2007E, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20		12,870	12,870,000
City of Charlotte, Series 2013G, COP, VRDN (Wells Fargo Bank NA LIQ), 0.15%, 05/07/20		9,890	9,890,000
City of Raleigh, Series 2004A, COP, VRDN (Wells Fargo Bank NA SBPA), 0.22%, 05/07/20		43,610	43,610,000
City of Raleigh, Series 2005B-1, COP, VRDN (Wells Fargo Bank NA SBPA), 0.22%, 05/07/20		52,876	52,876,000
University of Chapel Hill Union, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0262, RB, VRDN (Bank of America NA LIQ), 0.32%, 05/07/20(a)(c)		640	640,000

			119,886,000

North Dakota — 0.0%
North Dakota Housing Finance Agency, Series 2017H, RB, VRDN (Federal Home Loan Bank SBPA), 0.25%, 05/07/20(b)		2,745	2,745,000

Ohio — 4.0%
Akron Bath Copley Joint Township Hospital District, Series 2018B, RB, VRDN (BMO Harris Bank NA LOC), 0.24%, 05/07/20(b)		6,850	6,850,000
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		3,050	3,050,000
City of Kirtland, Series 2019, BAN, GO, 2.75%, 06/18/20		1,915	1,920,052
Cleveland Ohio Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		10,000	10,000,000
County of Franklin, Series 2008B, RB, VRDN, 0.15%, 05/07/20(b)		2,400	2,400,000
County of Franklin, Series 2009A, RB, VRDN (Barclays Bank plc SBPA), 0.25%, 05/07/20(b)		20,520	20,520,000
County of Franklin, Series 2011DD-1, RB, VRDN, 0.23%, 05/07/20(b)		2,500	2,500,000
County of Franklin, Series 2013, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.18%, 05/07/20(b)		41,270	41,270,000
County of Franklin, Series 2014, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.18%, 05/07/20(b)		10,735	10,735,000
County of Franklin, Series 2015B, RB, VRDN, 0.15%, 05/07/20(b)		7,400	7,400,000

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ohio (continued)
County of Franklin, Series 2017B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.18%, 05/07/20(b)	USD	45,615	$45,615,000
County of Franklin, Series 2018C, RB, VRDN, 0.23%, 05/07/20(b)		11,600	11,600,000
Forest Hills Ohio Local School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		4,600	4,600,000
Miami County Ohio Hospital Facilities, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		3,000	3,000,000
RBC Municipal Products, Inc. Trust, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019E, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		11,800	11,800,000
State of Ohio, Series 2019C, RB, VRDN, 0.20%, 05/07/20(b)		41,125	41,125,000
State of Ohio, Series 2019E, RB, VRDN (PNC Bank NA SBPA), 0.12%, 05/01/20(b)		26,500	26,500,000

			250,885,052

Oregon — 0.2%(b)
Oregon State Facilities Authority, Series 2005A, RB, VRDN (Fannie Mae LOC), 0.29%, 05/07/20		8,775	8,775,000
Oregon State Facilities Authority, Series 2018B, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20		4,100	4,100,000

			12,875,000

Pennsylvania — 3.9%(b)
Allegheny County Hospital Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 0.25%, 05/01/20(a)(c)		10,000	10,000,000
Beaver County Industrial Development Authority, Series 2018A, RB, VRDN (BMO Harris Bank NA LOC), 0.24%, 05/07/20		3,380	3,380,000
Bucks County Industrial Development Authority, Series 2008A, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20		23,155	23,155,000
City of Philadelphia Water & Wastewater, Series 1997B, RB, VRDN (TD Bank NA LOC), 0.18%, 05/07/20		1,650	1,650,000
Cumberland County Municipal Authority, Series 2019, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.34%, 05/07/20		16,700	16,700,000
Emmaus General Authority, Series 1996, RB, VRDN (Wells Fargo Bank NA SBPA), 0.15%, 05/07/20		44,605	44,605,000
Geisinger Authority, Series 2005A, RB, VRDN (TD Bank NA SBPA), 0.15%, 05/01/20		28,265	28,265,000
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0543, RB, VRDN (Royal Bank of Canada LIQ), 0.26%, 05/07/20(a)(c)		4,000	4,000,000

Security		Par (000)	Value

Pennsylvania (continued)
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)	USD	4,325	$4,325,000
General Authority of Southcentral Pennsylvania, Series 2003, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.35%, 05/07/20		3,140	3,140,000
General Authority of Southcentral Pennsylvania, Series 2019C, RB, VRDN (Bank of America NA LIQ), 0.26%, 05/07/20		10,500	10,500,000
General Authority of Southcentral Pennsylvania, Series 2019D, RB, VRDN (Bank of America NA LIQ), 0.26%, 05/07/20		18,500	18,500,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The), Series 2005A, RB, VRDN (Wells Fargo Bank NA SBPA), 0.16%, 05/01/20		1,600	1,600,000
Lancaster Industrial Development Authority, RB, VRDN (PNC Bank NA LOC), 0.23%, 05/07/20		10,970	10,970,000
Lycoming County Authority, Series 2013-S1, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.30%, 05/07/20		2,770	2,770,000
Montgomery County Industrial Development Authority, Series 2002, RB, VRDN (TD Bank NA SBPA), 0.25%, 05/01/20		2,000	2,000,000
Pennsylvania Economic Development Financing Authority, Series 2007, RB, VRDN (TD Bank NA LOC), 0.18%, 05/07/20		13,300	13,300,000
Pennsylvania State Housing Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(a)(c)		3,480	3,480,000
Pennsylvania State University (The), Series 2009B, RB, VRDN, 1.58%, 06/01/20		5,200	5,200,000
Pennsylvania Turnpike Commission, Series 2019, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20		22,050	22,050,000
Philadelphia Authority for Industrial, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF2836, RB, VRDN (Mizuho Capital Markets LLC LOC), 0.37%, 05/07/20(a)(c)		3,930	3,930,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank NA SBPA), 0.23%, 05/07/20		2,610	2,610,000
Westmoreland County Muni Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 0.25%, 05/07/20(a)(c)		8,595	8,595,000
Wilkes-Barre Area School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Bank of America NA LOC), 0.32%, 05/07/20(a)(c)		2,280	2,280,000

			247,005,000

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Rhode Island — 0.3%(b)
Rhode Island Health & Education Building Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 0.25%, 05/07/20(a)(c)	USD	8,250	$8,250,000
Rhode Island Industrial Facilities Corp., Series 2001, RB, VRDN, 0.14%, 05/01/20		11,445	11,445,000

			19,695,000

South Carolina — 0.8%(b)
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.22%, 05/07/20		21,400	21,400,000
South Carolina Public Service Authority, Series 2019A, RB, VRDN (Bank of America NA LOC), 0.30%, 05/07/20		29,000	29,000,000

			50,400,000

South Dakota — 0.2%
South Dakota Housing Development Authority, Series 2020B, RB, VRDN, 0.20%, 05/07/20(b)		12,700	12,700,000

Tennessee — 0.9%
City of Memphis, Series 2012A (State Street Bank & Trust Co. SBPA), 1.00%, 05/20/20(d)		15,750	15,748,724
City of Memphis, Series 2012A (State Street Bank & Trust Co. SBPA), 1.10%, 06/03/20(d)		5,000	5,000,745
Clarksville Public Building Authority, Series 1999, RB, VRDN (Bank of America NA LOC), 0.30%, 05/07/20(b)		3,525	3,525,000
Metropolitan Government of Nashville & Davidson County, Series 2019B-1 (JP Morgan Chase Bank NA SBPA), 1.18%, 05/05/20(d)		9,000	9,000,360
Metropolitan Government of Nashville & Davidson County, Series 2019B-2 (MUFG Union Bank NA SBPA), 1.18%, 05/05/20(d)		12,500	12,500,500
Tennessee Housing Development Agency Resident, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 0.25%, 05/07/20(a)(b)(c)		10,595	10,595,000

			56,370,329

Texas — 18.3%
Abilene Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-31, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		12,355	12,355,000
Austin Electric Utility System, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.32%, 05/07/20(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp., Series 2000, RB, VRDN (Fannie Mae LOC), 0.25%, 05/07/20(b)		2,905	2,905,000
Brazos County Texas Health Facilities Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-BAML5021, RB, VRDN (Bank of America NA LOC), 0.38%, 05/07/20(a)(b)(c)		10,790	10,790,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 0.25%, 05/07/20(b)		11,680	11,680,000
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Barclays Bank plc LOC), 0.22%, 05/07/20(b)		6,890	6,890,000

Security		Par (000)	Value

Texas (continued)
City of Garland (Sumitomo Mitsui Banking Corp. LOC), 0.60%, 06/24/20(d)	USD	5,000	$5,000,285
City of Garland, Series 2018 (Bank of America NA LOC), 1.12%, 05/06/20(d)		18,600	18,600,056
City of Garland, Series 2018 (Bank of America NA LOC), 0.45%, 06/16/20(d)		5,000	5,000,075
City of Houston, Series 2020B-4 (PNC Bank NA LOC), 1.05%, 05/28/20(d)		6,000	5,999,388
City of Houston Combined Utility System, Series 2004B-3, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.21%, 05/07/20(b)		2,800	2,800,000
City of Houston Combined Utility System, Series 2004B-4, RB, VRDN (PNC Bank NA LOC), 0.21%, 05/07/20(b)		10,000	10,000,000
City of New Braunfels Utility System Revenue, Series 2019A (JP Morgan Chase Bank NA LOC), 1.10%, 05/13/20(d)		22,500	22,498,695
City of San Antonio, Series 2013, GO, 5.00%, 02/01/21		770	793,390
City of San Antonio, Series 2020A (Bank of America NA SBPA), 1.15%, 07/01/20(d)		7,000	7,000,203
County of Harris, Series 2020E-1 (Landesbank Hessen Thueringen Girozentrale LOC), 1.10%, 05/05/20(d)		5,100	5,100,010
Dallas Area Rapid Transit, Series 2019IIA (JP Morgan Chase Bank NA SBPA), 1.22%, 05/14/20(d)		7,500	7,500,630
Dallas Texas Water Works & Swear System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2697, RB, VRDN (Citibank NA LIQ), 0.19%, 05/07/20(a)(b)(c)		6,000	6,000,000
Eanes Independent School District, Series 2015A, GO, 4.00%, 08/01/20		505	509,012
Fort Bend Independent School District, Series 2020A (JP Morgan Chase Bank NA LOC), 1.05%, 05/29/20(d)		6,000	6,000,102
Fort Bend Independent School District, Series 2020A (JP Morgan Chase Bank NA LOC), 1.04%, 05/29/20(d)		10,000	9,999,880
Fort Bend Independent School District, Series 2020A (JP Morgan Chase Bank NA LOC), 1.18%, 05/29/20(d)		10,000	9,999,560
Fort Bend Independent School District, Series 2020A (JP Morgan Chase Bank NA LOC), 1.17%, 05/29/20(d)		8,500	8,500,119
Harris County Cultural Education Facilities Finance Corp., Series 2008, Sub-Series C-2, RB, VRDN, 0.16%, 05/01/20(b)		33,650	33,650,000
Harris County Cultural Education Facilities Finance Corp., Series 2020C-1, 0.21%, 05/01/20(d)		61,600	61,600,062
Harris County Flood Control District, Series 2020H (JP Morgan Chase Bank NA LIQ), 2.10%, 05/05/20(d)		32,955	32,956,088
Harris County Flood Control District, Series 2020H (JP Morgan Chase Bank NA LIQ), 1.18%, 06/11/20(d)		8,650	8,648,936
Harris County Flood Control District, Series 2020H (JP Morgan Chase Bank NA LIQ), 1.05%, 07/09/20(d)		81,960	82,007,209
Harris County Health Facilities Development Corp., Series 2008A-1, RB, VRDN, 0.16%, 05/01/20(b)		28,460	28,460,000

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
Harris County Health Facilities Development Corp., Series 2008A-2, RB, VRDN, 0.16%, 05/01/20(b)	USD	70,510	$70,510,000
Hurst-Euless-Bedford Independent School District, Series 2011, GO, 5.00%, 08/15/20(e)		10,000	10,122,766
Katy Independent School District, Series 2020, GO, 5.00%, 02/15/21(f)		1,500	1,548,187
Lamar Texas Cons Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-18, GO, VRDN (Royal Bank of Canada LOC), 0.25%, 05/07/20(a)(b)(c)		7,740	7,740,000
Laredo Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series G-60, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		10,520	10,520,000
Lower Colorado River Authority (State Street Bank & Trust Co. LOC), 0.70%, 05/14/20(d)		4,000	4,000,000
North Bend Water Authority Texas Water, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XF0816, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.32%, 05/07/20(a)(b)(c)		16,520	16,520,000
Pasadena Independent School District, Series 2005-B, GO, VRDN (JP Morgan Chase Bank NA SBPA), 0.25%, 05/07/20(b)		18,365	18,365,000
Port of Arthur Navigation District Industrial Development Corp., Series 2010A, RB, VRDN, 0.43%, 05/07/20(b)		3,000	3,000,000
Port of Arthur Navigation District Industrial Development Corp., Series 2012, RB, VRDN, 0.43%, 05/07/20(b)		9,500	9,500,000
Port of Port Arthur Navigation District, Series 2002C, RB, VRDN, 0.43%, 05/07/20(b)		1,500	1,500,000
Red River Education Finance Corp., Series 2000, RB, VRDN (Northern Trust Co. SBPA), 0.23%, 05/07/20(b)		26,400	26,400,000
San Antonio Electric & Gas, Series 2020B (State Street Bank & Trust Co. SBPA), 0.79%, 09/10/20(d)		3,800	3,796,842
South Texas Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018G- 35, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		7,135	7,135,000
State of Texas, Series 2012B, GO, VRDN (State Street Bank & Trust Co. SBPA), 0.28%, 05/07/20(b)		1,170	1,170,000
State of Texas, Series 2013A, GO, VRDN (State Street Bank & Trust Co. SBPA), 0.28%, 05/07/20(b)		12,250	12,250,000
State of Texas, Series 2014A, GO, VRDN (State Street Bank & Trust Co. SBPA), 0.28%, 05/07/20(b)		9,625	9,625,000
State of Texas, Series 2014D, GO, VRDN (Federal Home Loan Bank SBPA), 0.24%, 05/07/20(b)		31,235	31,235,000
State of Texas, Series 2015A, GO, VRDN (State Street Bank & Trust Co. SBPA), 0.28%, 05/07/20(b)		22,445	22,445,000
State of Texas, Series 2018, GO, VRDN (Federal Home Loan Bank LIQ), 0.25%, 05/07/20(b)		1,250	1,250,000
State of Texas, Series 2019, TAN, 4.00%, 08/27/20		189,790	191,881,277

Security		Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Series 2008A, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(b)	USD	30,635	$30,635,000
Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 0.25%, 05/07/20(a)(b)(c)		300	300,000
Tomball Independent School District, Series 2020, GO, 5.00%, 02/15/21(f)		375	386,837
University of Texas System (The), 0.31%, 07/10/20(d)		25,000	25,000,125
University of Texas System (The), Series 2008B, RB, VRDN (University of Texas System (The) LIQ), 0.20%, 05/07/20(b)		5,980	5,980,000
University of Texas System (The), Series 2019A, 1.15%, 05/22/20(d)		25,000	25,003,350
University of Texas System (The), Series 2019A, 1.29%, 05/27/20(d)		15,500	15,501,891
University of Texas System (The), Series 2020A, 1.00%, 05/06/20(d)		25,000	25,000,050
University of Texas System (The), Series 2020A, 1.10%, 05/08/20(d)		22,000	22,000,088
University of Texas System (The), Series 2020A, 0.65%, 05/13/20(d)		3,000	3,000,174
University of Texas System (The), Series 2020A, 1.02%, 05/15/20(d)		35,000	35,000,280
University of Texas System (The), Series 2020A, 1.02%, 05/21/20(d)		25,000	25,001,975
University of Texas System (The), Series 2020A, 1.03%, 06/03/20(d)		25,000	25,000,500

			1,149,313,042

Utah — 3.0%(b)
City of Murray, Series 2003A, RB, VRDN, 0.18%, 05/07/20		36,425	36,425,000
City of Murray, Series 2003B, RB, VRDN, 0.18%, 05/07/20		7,455	7,455,000
City of Murray, Series 2003D, RB, VRDN, 0.15%, 05/01/20		12,200	12,200,000
County of Utah, Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 0.18%, 05/07/20		67,925	67,925,000
County of Utah, Series 2016E, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.26%, 05/07/20		9,805	9,805,000
County of Utah, Series 2018C, RB, VRDN (TD Bank NA SBPA), 0.15%, 05/01/20		19,640	19,640,000
County of Weber, Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 0.16%, 05/01/20		21,700	21,700,000
County of Weber, Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 0.16%, 05/01/20		6,135	6,135,000
Intermountain Power Agency Utah Power, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- E142, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(c)		2,280	2,280,000
Utah County Utah Hospital, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 0.25%, 05/07/20(a)(c)		1,910	1,910,000

			185,475,000

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Virginia — 0.9%(b)
Fairfax County Industrial Development Authority, Series 2016C, RB, VRDN, 0.25%, 05/07/20	USD	2,415	$2,415,000
Fairfax County Industrial Development Authority, Series 2018C, RB, VRDN, 0.25%, 05/07/20		16,500	16,500,000
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 0.29%, 05/07/20(a)(c)		4,400	4,400,000
Loudoun County Economic Development Authority, Series 2003A, RB, VRDN, 0.20%, 05/07/20		7,705	7,705,000
Norfolk Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XG0183, RB, VRDN (Barclays Bank plc LIQ), 0.25%, 05/07/20(a)(c)		12,860	12,860,000
Roanoke Economic Development Authority, Series 2020, RB, VRDN (Wells Fargo Bank NA LOC), 0.20%, 05/07/20		5,560	5,560,000
Virginia Commonwealth Transportation Board Trust, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0659, RB, VRDN (Royal Bank of Canada LIQ), 0.26%, 05/07/20(a)(c)		6,000	6,000,000

			55,440,000

Washington — 0.7%
County of King, Series 2019A, GO, VRDN (TD Bank NA SBPA), 0.16%, 05/01/20(b)		975	975,000
Port of Tacoma, Series 2008B, RB, VRDN (Bank of America NA LOC), 0.25%, 05/07/20(b)		2,800	2,800,000
State of Washington, Series R-2020C, GO, 5.00%, 01/01/21		3,000	3,081,930
State of Washington, Series R-2020D, GO, 4.00%, 07/01/20		1,125	1,130,655
State of Washington, Series R-2020D, GO, 5.00%, 01/01/21		265	272,237
Washington Higher Education Facilities Authority, Series 2004, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.26%, 05/07/20(b)		15,985	15,985,000
Washington State Health Care Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 0.25%, 05/07/20(a)(b)(c)		1,875	1,875,000
Washington State Health Care Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XX1106, RB, VRDN (Barclays Bank plc LOC), 0.26%, 05/07/20(a)(b)(c)		6,240	6,240,000
Washington State Housing Finance Commission, Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 0.10%, 05/07/20(b)		7,355	7,355,000
Washington State Housing Finance Commission, Series 2014, RB, VRDN (East West Bank LOC), 0.19%, 05/07/20(b)		1,635	1,635,000
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (Royal Bank of Canada SBPA), 0.28%, 05/07/20(b)		3,300	3,300,000

			44,649,822

Security		Par (000)	Value

West Virginia — 0.3%
West Virginia Hospital Finance Authority, Series 2018C, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(b)	USD	20,000	$20,000,000

Wisconsin — 1.6%(b)
Public Finance Authority, Series 2019B, RB, VRDN (Barclays Bank plc LOC), 0.26%, 05/07/20		7,000	7,000,000
Public Finance Authority, Series 2019C, RB, VRDN (Barclays Bank plc LOC), 0.18%, 05/01/20		5,000	5,000,000
University of Wisconsin Hospitals & Clinics, Series 2009B, RB, VRDN (US Bank NA LOC), 0.21%, 05/07/20		26,750	26,750,000
Wisconsin Housing & Economic Development Authority, Series 2011A, RB, VRDN (Federal Home Loan Bank SBPA), 0.23%, 05/07/20		3,035	3,035,000
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 0.25%, 05/07/20		5,000	5,000,000
Wisconsin Housing & Economic Development Authority, Series 2017C, RB, VRDN (Federal Home Loan Bank SBPA), 0.26%, 05/07/20		7,355	7,355,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 0.25%, 05/07/20		9,200	9,200,000
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 0.25%, 05/07/20		17,865	17,865,000
Wisconsin Housing & Economic Development Authority, Series 2019B, RB, VRDN (Federal Home Loan Bank SBPA), 0.25%, 05/07/20		17,400	17,400,000

			98,605,000

Wyoming — 0.2%
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 0.25%, 05/07/20(b)		9,750	9,750,000

Total Municipal Bonds — 97.5% (Cost: $6,114,181,174)			6,114,669,327

Closed-End Investment Companies — 2.5%(b)

California — 0.6%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 0.22%, 05/07/20		12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LIQ), 0.22%, 05/07/20(a)		25,000	25,000,000

			37,000,000

New York — 1.5%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 0.32%, 05/07/20		14,300	14,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LOC), 0.29%, 05/07/20		49,500	49,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto- Dominion Bank LIQ), 0.26%, 05/07/20(a)		30,000	30,000,000

			93,800,000

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020 April 30, 2020	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Other — 0.4%
Nuveen AMT-Free Municipal Credit Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 0.30%, 05/07/20	USD	19,000	$19,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 0.30%, 05/07/20(a)		6,900	6,900,000

			25,900,000

Total Closed-End Investment Companies — 2.5% (Cost: $156,700,000)			156,700,000

Total Investments — 100.0% (Cost: $6,270,881,174)(g)			6,271,369,327

Liabilities in Excess of Other Assets — (0.0)%			(2,179,188)

Net Assets — 100.0%			$6,269,190,139

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Rates are the current rate or a range of current rates as of period end.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$6,271,369,327	$—	$6,271,369,327

(a)	See above Schedule of Investments for values in each state.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) April 30, 2020	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 97.5%

Alaska — 2.7%
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 0.20%, 05/07/20(a)	USD 2,800	$2,800,000

Colorado — 1.4%(a)
City of Colorado Springs Utilities System, Series 2006B, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.29%, 05/07/20	500	500,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(b)(c)	1,000	1,000,000

		1,500,000

District of Columbia — 1.8%(a)
District of Columbia, Series 2007A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.35%, 05/07/20	900	900,000
Metropolitan Wash Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XG0267, RB, VRDN (Bank of America NA LOC), 0.30%, 05/07/20(b)(c)	950	950,000

		1,850,000

Florida — 4.8%(a)
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.26%, 05/07/20	1,340	1,340,000
Highlands County Health Facilities Authority, Series 2012I, RB, VRDN, 0.20%, 05/07/20	3,700	3,700,000

		5,040,000

Illinois — 1.3%(a)
Illinois Finance Authority, Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 0.26%, 05/07/20	225	225,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.26%, 05/07/20(b)(c)	1,135	1,135,000

		1,360,000

Kansas — 1.0%
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)	1,000	1,000,000

Maryland — 2.6%(a)
Maryland Health & Higher Educational Facilities Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20	800	800,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (M&T Bank LOC), 0.34%, 05/07/20(c)	1,925	1,925,000

		2,725,000

Massachusetts — 1.9%
Boston Water & Sewer Commission, Series 2020A (State Street Bank & Trust Co. LOC), 1.04%, 05/06/20(d)	2,000	2,000,000

Security	Par (000)	Value
Michigan — 6.0%
Board of Trustees of Michigan State University, Series 2020F, 1.07%, 05/07/20(d)	USD 2,300	$2,300,000
Michigan Finance Authority, Series 2019A-1, 4.00%, 08/20/20	1,000	1,008,082
University of Michigan, Series 2012B, RB, VRDN, 0.10%, 05/01/20(a)	3,000	3,000,000

		6,308,082

Minnesota — 4.2%
City of Minneapolis, Series 1997B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20(a)	4,400	4,400,000

Mississippi — 4.6%(a)
Mississippi Business Finance Corp., Series 2007B, RB, VRDN, 0.14%, 05/01/20	1,500	1,500,000
Mississippi Business Finance Corp., Series 2007E, RB, VRDN, 0.14%, 05/01/20	700	700,000
Mississippi Business Finance Corp., Series 2009A, RB, VRDN, 0.14%, 05/01/20	400	400,000
Mississippi Business Finance Corp., Series 2009B, RB, VRDN, 0.14%, 05/01/20	1,575	1,575,000
Mississippi Business Finance Corp., Series 2010K, RB, VRDN, 0.14%, 05/01/20	700	700,000

		4,875,000

Missouri — 5.1%(a)
City of Kansas City, Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.22%, 05/07/20	2,400	2,400,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 0.29%, 05/07/20(b)(c)	3,000	3,000,000

		5,400,000

Nevada — 4.3%(a)
City of Reno, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.20%, 05/07/20	4,000	4,000,000
Nevada System of Higher Education, Tender Option Bond Trust Receipts/Certificates Various States, Series 2020-XF2858, COP, VRDN (Barclays Bank plc LIQ), 0.29%, 05/07/20(b)(c)	500	500,000

		4,500,000

New Hampshire — 2.3%
New Hampshire Health and Education Facilities Authority Act, Series 2005A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.17%, 05/01/20(a)	2,400	2,400,000

New York — 9.2%(a)
City of New York, Series 2006I, Sub-Series I-4, GO, VRDN (TD Bank NA LOC), 0.15%, 05/01/20	1,000	1,000,000
City of New York, Series 2015F-6, GO, VRDN (JP Morgan Chase Bank NA SBPA), 0.16%, 05/01/20	200	200,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.28%, 05/07/20	560	560,000

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub- Series C-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20	USD 2,200	$2,200,000
New York City Water & Sewer System, Series 2012, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.15%, 05/01/20	450	450,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.15%, 05/01/20	4,100	4,100,000
New York City Water & Sewer System, Series 2017BB, RB, VRDN (Bank of Montreal SBPA), 0.15%, 05/01/20	100	100,000

		9,610,000

North Carolina — 0.3%
Charlotte-Mecklenburg Hospital Authority (The), Series 2007E, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(a)	325	325,000

Ohio — 4.1%
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)	1,000	1,000,000
City of Kirtland, Series 2019, BAN, GO, 2.75%, 06/18/20	500	500,775
County of Franklin, Series 2018D, RB, VRDN, 0.24%, 05/07/20(a)	1,500	1,500,000
Ohio State Hospital Facility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 0.27%, 05/07/20(a)(b)(c)	350	350,000
RBC Municipal Products, Inc. Trust, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019E, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)	1,000	1,000,000

		4,350,775

Pennsylvania — 3.4%(a)
Geisinger Authority, Series 2005A, RB, VRDN (TD Bank NA SBPA), 0.15%, 05/01/20	1,200	1,200,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The), Series 2005A, RB, VRDN (Wells Fargo Bank NA SBPA), 0.16%, 05/01/20	400	400,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank NA SBPA), 0.23%, 05/07/20 .	1,920	1,920,000

		3,520,000

Tennessee — 0.9%
City of Memphis, Series 2012A (State Street Bank & Trust Co. SBPA), 1.00%, 05/20/20(d)	1,000	1,000,000

Texas — 28.0%
Brazos County Texas Health Facilities Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-BAML5021, RB, VRDN (Bank of America NA LOC), 0.38%, 05/07/20(a)(b)(c)	900	900,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 0.25%, 05/07/20(a)	1,720	1,720,000
City of Garland, Series 2018 (Bank of America NA LOC), 1.12%, 05/06/20(d)	1,100	1,100,000

Security	Par (000)	Value

Texas (continued)
City of New Braunfels Utility System Revenue, Series 2019A (JP Morgan Chase Bank NA LOC), 1.10%, 05/13/20(d)	USD 3,100	$3,100,000
City of New Braunfels Utility System Revenue, Series 2019A (JP Morgan Chase Bank NA LOC), 0.95%, 05/13/20(d)	2,000	2,000,000
City of San Antonio, Series 2020A (Bank of America NA SBPA), 1.15%, 07/01/20(d)	1,500	1,500,000
Dallas Area Rapid Transit, Series 2019IIA (JP Morgan Chase Bank NA SBPA), 1.22%, 05/14/20(d)	1,000	1,000,000
Fort Bend Independent School District, Series 2020A (JP Morgan Chase Bank NA LOC), 1.17%, 05/29/20(d)	1,500	1,500,000
Harris County Cultural Education Facilities Finance Corp., Series 2008, Sub-Series C-2, RB, VRDN, 0.16%, 05/01/20(a)	2,200	2,200,000
Harris County Health Facilities Development Corp., Series 2008A-2, RB, VRDN, 0.16%, 05/01/20(a)	500	500,000
Leander Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-62, GO, VRDN (Royal Bank of Canada LOC), 0.25%, 05/07/20(a)(b)(c)	2,000	2,000,000
Port of Arthur Navigation District Industrial Development Corp., Series 2010A, RB, VRDN, 0.43%, 05/07/20(a)	1,000	1,000,000
State of Texas, Series 2019, TAN, 4.00%, 08/27/20	4,500	4,539,086
Tarrant County Cultural Education Facilities Finance Corp., Series 2008A, RB, VRDN (TD Bank NA LOC), 0.15%, 05/01/20(a)	1,200	1,200,000
Texas A&M University, Series 2020B, 1.05%, 06/02/20(d)	2,175	2,175,000
University of Texas System (The), Series 2019A, 1.29%, 05/27/20(d)	2,000	2,000,000
University of Texas System (The), Series 2020A, 1.10%, 05/08/20(d)	1,000	1,000,000

		29,434,086

Utah — 3.0%(a)
City of Murray, Series 2003D, RB, VRDN, 0.15%, 05/01/20	300	300,000
County of Utah, Series 2018C, RB, VRDN (TD Bank NA SBPA), 0.15%, 05/01/20	2,700	2,700,000
County of Weber, Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 0.16%, 05/01/20	200	200,000

		3,200,000

Virginia — 0.7%
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 0.29%, 05/07/20(a)(b)(c)	700	700,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 1.5%(a)
Washington State Health Care Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XX1106, RB, VRDN (Barclays Bank plc LOC), 0.26%, 05/07/20(b)(c)	USD 1,000	$1,000,000
Washington State Housing Finance Commission, Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 0.22%, 05/07/20	570	570,000

		1,570,000

Wisconsin — 2.4%(a)
Public Finance Authority, Series 2019B, RB, VRDN (Barclays Bank plc LOC), 0.26%, 05/07/20	1,980	1,980,000
University of Wisconsin Hospitals & Clinics, Series 2018C, RB, VRDN (BMO Harris Bank NA SBPA), 0.18%, 05/01/20	500	500,000

		2,480,000

Total Municipal Bonds — 97.5% (Cost: $102,347,943)		102,347,943

Security	Par (000)	Value

Closed-End Investment Companies — 2.1%

New York — 2.1%(a)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 0.32%, 05/07/20	USD 700	$700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LOC), 0.29%, 05/07/20	1,500	1,500,000

		2,200,000

Total Closed-End Investment Companies — 2.1% (Cost: $2,200,000)		2,200,000

Total Investments — 99.6% (Cost: $104,547,943)(e)		104,547,943

Other Assets Less Liabilities — 0.4%		447,192

Net Assets — 100.0%		$104,995,135

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are the current rate or a range of current rates as of period end.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$104,547,943	$—	$104,547,943

(a)	See above Schedule of Investments for values in each state.

See notes to financial statements.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 83.1%

California — 83.1%
Abag Finance Authority for Nonprofit Corp., Series 2009C, RB, VRDN (Citibank NA LOC), 0.18%, 05/07/20(a)	USD 150	$150,000
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac LOC), 0.12%, 05/07/20(a)	950	950,000
Alameda County Joint Powers Authority (MUFG Union Bank NA LOC), 1.00%, 05/05/20	1,000	1,000,002
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 05/07/20(a)	100	100,000
Bay Area Toll Authority, Series 2008C-1, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.12%, 05/07/20(a)	395	395,000
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.25%, 05/07/20(a)(b)(c)	4,200	4,200,000
California Educational Facilities Authority, Series 2006B, RB, VRDN, 0.18%, 05/07/20(a)	200	200,000
California Health Facilities Financing Authority, Series 2008-B1, RB, VRDN, 0.20%, 05/07/20(a)	800	800,000
California Health Facilities Financing Authority, Series 2009B, RB, VRDN (US Bank NA LOC), 0.13%, 05/07/20(a)	4,300	4,300,000
California Health Facilities Financing Authority, Series 2009D, RB, VRDN (US Bank NA LOC), 0.13%, 05/07/20(a)	1,795	1,795,000
California Health Facilities Financing Authority, Series 2011B, RB, VRDN (Bank of Montreal LOC), 0.12%, 05/07/20(a)	1,350	1,350,000
California Health Facilities Financing Authority, Series 2011C, RB, VRDN (Bank of Montreal LOC), 0.18%, 05/07/20(a)	700	700,000
California Health Facilities Financing Authority, Series 2012B, RB, VRDN, 0.11%, 05/07/20(a)	13,150	13,150,000
California Health Facilities Financing Authority, Series 2012C, RB, VRDN, 0.10%, 05/07/20(a)	1,015	1,015,000
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)	2,300	2,300,000
California Municipal Finance Authority, Series 2010A, RB, VRDN, 0.13%, 05/01/20(a)	12,575	12,575,000
California Pollution Control Financing Authority, Series 1997B, RB, VRDN, 0.14%, 05/01/20(a)	10,750	10,750,000
California State University Institute, Series 2020A (Wells Fargo & Co. LOC), 1.00%, 05/06/20	2,300	2,299,938
California Statewide Communities Development Authority, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.12%, 05/01/20(a) .	3,560	3,560,000
California Statewide Communities Development Authority, Series 2017BB, RB, VRDN (Federal Home Loan Bank LOC), 0.29%, 05/07/20(a)	9,200	9,200,000

Security	Par (000)	Value

California (continued)
California University of Sciences & Medicine, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Mizuho Capital Markets LLC LOC), 0.37%, 05/07/20(a)(b)(c)	USD 20,475	$20,475,000
Chino Valley California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- XM0836, GO, VRDN (Toronto-Dominion Bank LIQ), 0.22%, 05/07/20(a)(b)(c)	3,940	3,940,000
City of Los Angeles Department of Airports, Series 2020A-3 (Wells Fargo Bank NA LOC), 1.30%, 07/01/20	2,490	2,491,387
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 0.10%, 05/07/20(a)	9,180	9,180,000
City of Riverside Electric Revenue, Series 2011A, RB, VRDN (Bank of America NA LOC), 0.17%, 05/07/20(a)	5,600	5,600,000
Cupertino Union School District, Series 2011B, GO, 5.00%, 08/01/20	1,080	1,091,207
Del Mar California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0259, VRDN (Bank of America NA LOC), 0.29%, 05/07/20(a)(b)(c)	2,655	2,655,000
Desert Sands Unified School District, Series 2015, GO, 5.00%, 08/01/20	350	353,606
East Bay Municipal Utility District Water System, Series 2008A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.10%, 05/07/20(a)	570	570,000
Eastern Municipal Water District, Series 2017A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.19%, 05/07/20(a)	1,300	1,300,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.18%, 05/07/20(a)	5,895	5,895,000
Gilroy California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 0.23%, 05/07/20(a)(b)(c)	2,000	2,000,000
Hartnell Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 0.22%, 05/07/20(a)(b)(c)	1,150	1,150,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.28%, 05/07/20(a)(b)(c)	7,500	7,500,000
Long Beach California Community College, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)	10,395	10,395,000
Long Beach California University School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- XF0862, GO, VRDN (Toronto-Dominion Bank NA LIQ), 0.22%, 05/07/20(a)(b)(c)	300	300,000
Los Angeles California Housing Department, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)	1,875	1,875,000

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) April 30, 2020	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0703, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)	USD 2,225	$2,225,000
Los Angeles County Housing Authority, Series 2020C (Wells Fargo Bank NA LOC), 0.95%, 05/06/20	500	500,001
Los Angeles County Housing Authority, Series 2020D (State Street Bank & Trust Co. LOC), 0.95%, 05/06/20	1,400	1,400,003
Los Angeles Department of Water, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 0.13%, 05/07/20(a)	400	400,000
Los Angeles Department of Water, Series 2001B, Sub-Series B-3, RB, VRDN (Royal Bank of Canada SBPA), 0.10%, 05/07/20(a)	2,500	2,500,000
Los Angeles Department of Water, Series 2001B, Sub-Series B-4, RB, VRDN (Citibank NA SBPA), 0.12%, 05/01/20(a)	5,500	5,500,000
Los Angeles Department of Water, Series 2019A, Sub-Series A-2, RB, VRDN (Toronto-Dominion Bank NA SBPA), 0.12%, 05/01/20(a)	3,980	3,980,000
Los Angeles Department of Water, Series 2019A, Sub-Series A-3, RB, VRDN (Citibank NA SBPA), 0.12%, 05/01/20(a)	695	695,000
Los Angeles Department of Water & Power System, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 0.12%, 05/01/20(a)	1,400	1,400,000
Los Angeles Department of Water & Power System, Series 2001B, Sub-Series B-5, RB, VRDN (Toronto-Dominion Bank NA SBPA), 0.13%, 05/07/20(a)	2,750	2,750,000
Los Angeles Department of Water & Power System, Series 2001B-2, RB, VRDN (Bank of The West SBPA), 0.10%, 05/07/20(a)	6,300	6,300,000
Los Angeles Department of Water & Power System, Series 2002A, Sub-Series A-7, RB, VRDN (Bank of America NA SBPA), 0.13%, 05/01/20(a)	300	300,000
Los Angeles Department of Water & Power System, Series Sub-Series A-3, RB, VRDN (Bank of America NA SBPA), 0.13%, 05/01/20(a)	600	600,000
Metropolitan Water District of Southern California, Series 2017A, RB, VRDN (PNC Bank NA SBPA), 0.13%, 05/01/20(a)	4,690	4,690,000
Metropolitan Water District of Southern California, Series 2018A-2, RB, VRDN (Toronto-Dominion Bank SBPA), 0.12%, 05/01/20(a)	1,050	1,050,000
Metropolitan Water District of Southern California, Series A-1, RB, VRDN (Toronto- Dominion Bank SBPA), 0.12%, 05/01/20(a)	400	400,000
Mount San Antonio California Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 0.22%, 05/07/20(a)(b)(c)	2,000	2,000,000
Municipal Improvement Corp. of Los Angeles, Series 2020A-3 (US Bank NA LOC), 1.22%, 06/16/20	500	500,144

Security	Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles, Series 2020A-3 (US Bank NA LOC), 1.16%, 06/17/20	USD 5,000	$5,001,475
Regents of the University of California Medical Center Pooled, Series 2007B, Sub-Series B-2, RB, VRDN, 0.10%, 05/01/20(a)	730	730,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.10%, 05/07/20(a)	13,250	13,250,000
San Diego County Regional Transportation Commission, Series 2008B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.12%, 05/07/20(a)	1,600	1,600,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 0.10%, 05/07/20(a)	5,100	5,100,000
San Diego Public Facilities Financing Authority, Series 2020B (Bank of America NA LOC), 0.95%, 05/12/20	4,000	4,000,428
San Diego Public Facilities Financing Authority, Series 2020B (Bank of America NA LOC), 1.09%, 07/15/20	2,000	2,000,104
San Francisco Bay Area Rapid Transit District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF2449, GO, VRDN (Citibank NA LIQ), 0.18%, 05/07/20(a)(b)(c)	200	200,000
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2018C, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.18%, 05/07/20(a)	300	300,000
San Francisco City & County Public Utilities Commission, Series 2020A-1 (Bank of America NA LOC), 0.70%, 07/08/20	5,000	5,000,105
San Francisco City & County Redevelopment Agency Successor Agency, Series 2002, VRDN (Bank of America NA LOC), 0.20%, 05/07/20(a)	1,105	1,105,000
San Jose California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2534, GO, VRDN (Citibank NA LIQ), 0.18%, 05/07/20(a)(b)(c)	1,820	1,820,000
San Mateo California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2020- XF0925, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.24%, 05/07/20(a)(b)(c)	4,357	4,357,000
Santa Barbara California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.27%, 05/07/20(a)(b)(c)	869	869,000
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (Toronto-Dominion Bank NA SBPA), 0.10%, 05/01/20(a)	1,185	1,185,000
Santa Clara Valley Transportation Authority, Series 2008D, RB, VRDN (Toronto-Dominion Bank NA SBPA), 0.10%, 05/01/20(a)	2,835	2,835,000
Santa Clara Valley Water District, Series 2020A (MUFG Bank Ltd. LOC), 0.45%, 07/13/20	5,400	5,400,378

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, Series 2003C-1, GO, VRDN (Toronto-Dominion Bank NA LOC), 0.10%, 05/07/20(a)	USD 15,000	$15,000,000
State of California, Series 2004-A2, GO, VRDN (State Street Bank & Trust Co. LOC), 0.10%, 05/01/20(a)	145	145,000
State of California, Series 2004-A3, GO, VRDN (State Street Bank & Trust Co. LOC), 0.14%, 05/01/20(a)	400	400,000
State of California, Series 2004B-2, GO, VRDN (Citibank NA LOC), 0.10%, 05/01/20(a)	1,800	1,800,000
State of California Department of Water Resources, Series 2020-1 (Bank of America NA SBPA), 0.35%, 06/04/20	5,000	5,000,165
State of California Department of Water Resources, Series 2020-1 (Bank of America NA SBPA), 0.55%, 06/18/20	3,000	3,000,009
University of California, Series 2013AL-3, RB, VRDN, 0.12%, 05/01/20(a)	700	700,000
University of California, Series 2013AL-4, RB, VRDN, 0.12%, 05/01/20(a)	5,175	5,175,000

Security	Par (000)	Value

California (continued)
University of California, Series 2020A, 0.65%, 10/26/20	USD 6,000	$6,000,360

Total Municipal Bonds — 83.1% (Cost: $276,721,192)		276,725,312

Closed-End Investment Companies — 3.0%

California — 3.0%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 0.22%, 05/07/20(a)	10,000	10,000,000

Total Closed-End Investment Companies — 3.0% (Cost: $10,000,000)		10,000,000

Total Investments — 86.1% (Cost: $286,721,192)(d)		286,725,312

Other Assets Less Liabilities — 13.9%		46,107,575

Net Assets — 100.0%		$332,832,887

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$286,725,312	$—	$286,725,312

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) April 30, 2020	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds — 96.5%

New York — 96.5%
Albany Industrial Development Agency, Series 2002, RB, VRDN (Keybank NA LOC), 0.45%, 05/07/20(a)	USD	535	$535,000
Amherst Development Corp., Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.34%, 05/07/20(a)		4,200	4,200,000
Battery Park City Authority, Series 2019D-1, RB, VRDN (TD Bank NA SBPA), 0.20%, 05/07/20(a)		5,100	5,100,000
Battery Park City Authority, Series 2019D-2, RB, VRDN (TD Bank NA SBPA), 0.20%, 05/07/20(a)		900	900,000
Battery Park City Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada SBPA), 0.26%, 05/07/20(a)(b)		6,000	6,000,000
Build NYC Resource Corp., Series 2008A, RB, VRDN (Bank of America NA LOC), 0.21%, 05/07/20(a)		4,765	4,765,000
Build NYC Resource Corp., Series 2015, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(a)		3,900	3,900,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.25%, 05/07/20(a)		500	500,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 0.18%, 05/07/20(a)		200	200,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.15%, 05/01/20(a)		6,400	6,400,000
City of New York, Series 2015F, Sub-Series F-5, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(a)		1,000	1,000,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.17%, 05/01/20(a)		1,475	1,475,000
City of New York, Series 2018A, Sub-Series B-4, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(a)		2,000	2,000,000
City of New York, Series 2018B, Sub-Series B-5, GO, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(a)		500	500,000
Dutchess County Industrial Development Agency, Series 2008, RB, VRDN (TD Bank NA LOC), 0.23%, 05/07/20(a)		1,915	1,915,000
East Rochester Housing Authority, Series 2008, RB, VRDN (M&T Bank LOC), 0.34%, 05/07/20(a)		3,560	3,560,000
Franklin County Civic Development Corp., Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.27%, 05/07/20(a)		1,100	1,100,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 0.32%, 05/07/20(a)(b)(c)		1,200	1,200,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(a)		1,500	1,500,000
Metropolitan Transportation Authority, Series 2012G-1, RB, VRDN (Barclays Bank plc LOC), 0.18%, 05/01/20(a)		300	300,000

Security	Par (000)		Value

New York (continued)
Metropolitan Transportation Authority, Series Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.21%, 05/07/20(a)	USD	700	$700,000
Nassau County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		2,100	2,100,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(a)		9,400	9,400,000
New York City Health & Hospital Corp., Series 2008C, RB, VRDN (TD Bank NA LOC), 0.21%, 05/07/20(a)		1,000	1,000,000
New York City Housing Development Corp., Series 2008A, RB, VRDN (Freddie Mac LOC), 0.21%, 05/07/20(a)		700	700,000
New York City Housing Development Corp., Series 2009A, RB, VRDN (Freddie Mac LOC), 0.25%, 05/07/20(a)		2,350	2,350,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.20%, 05/07/20(a)		3,350	3,350,000
New York City Housing Development Corp., Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 0.21%, 05/07/20(a)		2,600	2,600,000
New York City Housing Development Corp., Series 2019E-3, RB, VRDN (Royal Bank of Canada SBPA), 0.23%, 05/07/20(a)		5,400	5,400,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 0.23%, 05/07/20(a)		2,715	2,715,000
New York City Industrial Development Agency, Series 2004B, RB, VRDN (Bank of America NA LOC), 0.12%, 05/01/20(a)		5,300	5,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2012C, Sub- Series C-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.16%, 05/01/20(a)		1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub- Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.22%, 05/07/20(a)		1,650	1,650,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.28%, 05/07/20(a)		1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub- Series C-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(a)		5,500	5,500,000
New York City Trust for Cultural Resources, Series 2009A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.26%, 05/07/20(a)		4,670	4,670,000
New York City Water & Sewer System, Series 2003, Sub-Series F-1-A, RB, VRDN (Barclays Bank plc SBPA), 0.20%, 05/07/20(a)		130	130,000
New York City Water & Sewer System, Series 2006, Sub-Series AA-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.15%, 05/01/20(a)		7,500	7,500,000
New York City Water & Sewer System, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.20%, 05/07/20(a)		5,240	5,240,000

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.20%, 05/01/20(a)	USD	3,900	$3,900,000
New York City Water & Sewer System, Series 2009BB-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 05/01/20(a)		1,700	1,700,000
New York City Water & Sewer System, Series 2015, Sub-Series BB-4, RB, VRDN (Barclays Bank plc SBPA), 0.18%, 05/01/20(a)		3,100	3,100,000
New York City Water & Sewer System, Series 2017BB, RB, VRDN (Bank of Montreal SBPA), 0.15%, 05/01/20(a)		4,200	4,200,000
New York Power Authority (JP Morgan Chase Bank NA SBPA), 1.10%, 05/06/20		2,000	1,999,946
New York Power Authority (State Street Bank & Trust Co. SBPA), 1.40%, 05/20/20		5,400	5,400,644
New York State Authority General, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0829, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		3,585	3,585,000
New York State Authority General, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0847, RB, VRDN (Royal Bank of Canada LOC), 0.26%, 05/07/20(a)(b)(c)		2,250	2,250,000
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.20%, 05/07/20(a)		8,000	8,000,000
New York State Dormitory Authority, Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.16%, 05/01/20(a)		3,175	3,175,000
New York State Dormitory Authority, Series 2003C, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.18%, 05/07/20(a)		545	545,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.20%, 05/07/20(a)		8,550	8,550,000
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 0.14%, 05/07/20(a)		1,815	1,815,000
New York State Dormitory Authority, Series 2006B-1, RB, VRDN (Barclays Bank plc LOC), 0.25%, 05/07/20(a)		1,590	1,590,000
New York State Dormitory Authority, Series 2008A-1, RB, VRDN (Bank of America NA LOC), 0.20%, 05/07/20(a)		590	590,000
New York State Dormitory Authority, Series 2008A-2, RB, VRDN (Bank of America NA LOC), 0.20%, 05/07/20(a)		2,530	2,530,000
New York State Dormitory Authority, Series 2008C, RB, VRDN (Bank of America NA LOC), 0.20%, 05/07/20(a)		2,405	2,405,000
New York State Dormitory Authority, Series 2009, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(a)		345	345,000
New York State Dormitory Authority, Series 2009A, RB, VRDN, 0.15%, 05/07/20(a)		4,115	4,115,000
New York State Dormitory Authority, Series 2012, RB, VRDN (HSBC Bank USA NA LOC), 0.30%, 05/07/20(a)		7,435	7,435,000

Security	Par (000)		Value

New York (continued)
New York State Dormitory Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0838, RB, VRDN (Bank of America NA LIQ), 0.27%, 05/07/20(a)(b)(c)	USD	1,600	$1,600,000
New York State Energy Research & Development Authority, Series 2005A, RB, VRDN (Mizuho Bank Ltd. LOC), 0.23%, 05/07/20(a)		1,800	1,800,000
New York State Energy Research & Development Authority, Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 0.22%, 05/07/20(a)		600	600,000
New York State Energy Research & Development Authority, Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 0.21%, 05/07/20(a)		7,000	7,000,000
New York State Housing Finance Agency, Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.25%, 05/07/20(a)		2,050	2,050,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 0.23%, 05/07/20(a)		675	675,000
New York State Housing Finance Agency, Series 2004A, RB, VRDN (Fannie Mae LOC), 0.15%, 05/07/20(a)		4,400	4,400,000
New York State Housing Finance Agency, Series 2004A, RB, VRDN (Fannie Mae LOC), 0.21%, 05/07/20(a)		400	400,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.16%, 05/01/20(a)		7,400	7,400,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Fannie Mae LOC), 0.22%, 05/07/20(a)		4,500	4,500,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 05/07/20(a)		1,000	1,000,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Freddie Mac LIQ), 0.19%, 05/07/20(a)		300	300,000
New York State Housing Finance Agency, Series 2013A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.17%, 05/01/20(a)		4,900	4,900,000
New York State Urban Development Corp., Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.19%, 05/07/20(a)		1,500	1,500,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.21%, 05/07/20(a)		1,825	1,825,000
North Amityville Fire Co., Inc., Series 2003, RB, VRDN (Citibank NA LOC), 0.52%, 05/07/20(a)		615	615,000
Oneida County Industrial Development Agency, Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.34%, 05/07/20(a)		4,540	4,540,000
Onondaga County Trust for Cultural Resources, Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 0.18%, 05/07/20(a)		5,970	5,970,000
Port Authority of New York & New Jersey, Series 2010B, 1.10%, 05/27/20		5,000	4,999,400

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) April 30, 2020	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
Rensselaer County Industrial Development Agency, Series 2002A, RB, VRDN (M&T Bank LOC), 0.34%, 05/07/20(a)	USD	3,730	$3,730,000
Syracuse Industrial Development Agency, Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.13%, 05/01/20(a)		2,250	2,250,000
Triborough Bridge & Tunnel Authority, Series 2002F, RB, VRDN (Citibank NA LOC), 0.10%, 05/01/20(a)		3,740	3,740,000
Triborough Bridge & Tunnel Authority, Series 2005B-3, RB, VRDN (State Street Bank & Trust Co. LOC), 0.14%, 05/01/20(a)		2,400	2,400,000
Westchester County Industrial Development Agency, Series 2004, RB, VRDN (TD Bank NA LOC), 0.20%, 05/07/20(a)		1,750	1,750,000

Total Municipal Bonds — 96.5% (Cost: $246,530,000)			246,529,990

Security	Par (000)		Value

Closed-End Investment Companies — 3.5%

New York — 3.5%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LOC), 0.29%, 05/07/20(a)	USD	9,000	$9,000,000

Total Closed-End Investment Companies — 3.5% (Cost: $9,000,000)			9,000,000

Total Investments — 100.0% (Cost: $255,530,000)(d)			255,529,990

Other Assets Less Liabilities — 0.0%			92,119

Net Assets — 100.0%			$255,622,109

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$255,529,990	$—	$255,529,990

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$5,651,302,644	$117,157,282,381	$6,488,251,990	$5,899,073,994	$55,017,381,225
Cash	132,061,025	3,350,181,043	285,308,068	294,010,623	2,163,885,802
Repurchase agreements at value — unaffiliated(b)	—	61,859,952,210	1,259,500,000	1,821,500,000	38,214,548,972
Receivables:
Capital shares sold	8,907,313	4,868,229,313	—	130,594,521	586,500,040
Interest — unaffiliated	897,790	61,189,221	4,292,313	3,572,769	64,385,523
From affiliate(s)	6,163	—	10,719	—	—
Prepaid expenses	221,138	6,177,448	397,814	225,660	2,267,436
Other assets	—	—	—	—	8,000

Total assets	5,793,396,073	187,303,011,616	8,037,760,904	8,148,977,567	96,048,976,998

LIABILITIES
Payables:
Investments purchased	196,975,445	5,746,610,995	—	—	4,899,265,221
Capital shares redeemed	6,708,916	3,562,956,808	—	65,002,170	345,564,763
Custodian fees	22,731	432,470	73,247	93,483	556,382
Income dividend distributions	1,045,176	18,575,130	4,212,725	1,088,164	8,829,890
Management fees	759,963	22,653,172	1,035,727	1,007,733	12,750,541
Trustees’ and Officer’s fees	—	52	—	9,991	3,581
Printing fees	19,047	31,657	19,114	28,388	23,053
Professional fees	30,542	104,824	10,790	50,374	18,752
Registration fees	22,378	1,776,169	106,789	515,196	—
Service and distribution fees	17,429	3,521,653	41	293,625	1,311,098
Transfer agent fees	—	58,447	—	38,653	—
Other accrued expenses	36,459	24,928	6,357	50,446	20,272

Total liabilities	205,638,086	9,356,746,305	5,464,790	68,178,223	5,268,343,553

NET ASSETS	$5,587,757,987	$177,946,265,311	$8,032,296,114	$8,080,799,344	$90,780,633,445

NET ASSETS CONSIST OF
Paid-in capital	$5,586,875,942	$177,916,704,735	$8,028,815,647	$8,075,595,922	$90,766,116,081
Accumulated earnings	882,045	29,560,576	3,480,467	5,203,422	14,517,364

NET ASSETS	$5,587,757,987	$177,946,265,311	$8,032,296,114	$8,080,799,344	$90,780,633,445

(a) Investments at cost — unaffiliated	$5,651,302,644	$117,157,282,381	$6,483,727,203	$5,895,320,731	$55,017,381,225
(b) Repurchase agreements at cost — unaffiliated	$—	$61,859,952,210	$1,259,500,000	$1,821,500,000	$38,214,548,972

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$5,447,606,270	$156,129,246,999	$8,032,241,661	$7,259,939,630	$76,775,309,221

Share outstanding(c)	5,446,738,975	156,103,296,582	8,024,157,482	7,253,476,306	76,762,985,160

Net asset value	$1.00	$1.00	$1.0010	$1.0009	$1.00

Administration
Net assets	$107,512,948	$3,112,863,343	$—	$60,390,681	$632,503,673

Share outstanding(c)	107,495,834	3,112,345,923	—	60,335,204	632,402,138

Net asset value	$1.00	$1.00	$—	$1.0009	$1.00

Capital
Net assets	$—	$9,181,765,917	$—	$—	$10,615,986,778

Share outstanding(c)	—	9,180,239,946	—	—	10,614,282,808

Net asset value	$—	$1.00	$—	$—	$1.00

Cash Management
Net assets	$16,057,165	$511,289,497	$—	$633,857,452	$1,106,587,028

Share outstanding(c)	16,054,608	511,204,509	—	633,293,799	1,106,409,389

Net asset value	$1.00	$1.00	$—	$1.0009	$1.00

Cash Reserve
Net assets	$384,583	$5,574,042,623	$—	$6,301,629	$95,532,148

Share outstanding(c)	384,522	5,573,116,080	—	6,296,080	95,516,812

Net asset value	$1.00	$1.00	$—	$1.0009	$1.00

Dollar
Net assets	$16,160,515	$3,131,534,354	$17,936	$98,150,785	$1,512,071,720

Share outstanding(c)	16,157,942	3,131,013,817	17,917	98,063,080	1,511,828,989

Net asset value	$1.00	$1.00	$1.0010	$1.0009	$1.00

Premier
Net assets	$36,506	$36,506	$36,517	$—	$36,506

Share outstanding(c)	36,500	36,500	36,478	—	36,500

Net asset value	$1.00	$1.00	$1.0011	$—	$1.00

Private Client
Net assets	$—	$278,111	$—	$22,159,167	$—

Share outstanding(c)	—	278,065	—	22,138,600	—

Net asset value	$—	$1.00	$—	$1.0009	$—

Select
Net assets	$—	$305,207,961	$—	$—	$42,606,371

Share outstanding (c)	—	305,157,228	—	—	42,599,532

Net asset value	$—	$1.00	$—	$—	$1.00

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$80,287,084,325	$6,271,369,327	$104,547,943	$286,725,312	$255,529,990
Cash	2,354,779,978	2,495,170	113,796	60,474	10,198
Receivables:
Investments sold	—	11,250,000	—	45,720,000	—
Capital shares sold	243,962,549	—	—	—	—
Interest — unaffiliated	26,004,943	15,538,760	312,009	431,209	174,736
From the Manager	—	—	7,583	—	—
From affiliate(s)	6,786	—	2,028	2,159	3,230
Prepaid expenses	879,052	343,822	103,644	27,291	49,035

Total assets	82,912,717,633	6,300,997,079	105,087,003	332,966,445	255,767,189

LIABILITIES
Payables:
Investments purchased	3,963,578,964	29,279,852	—	—	—
Capital shares redeemed	243,426,937	—	—	—	—
Custodian fees	205,648	22,821	6,017	1,603	4,660
Income dividend distributions	14,731,262	1,434,069	16,206	20,235	48,196
Management fees	10,331,894	993,878	42	49,784	28,961
Trustees’ and Officer’s fees	—	380	—	—	—
Printing fees	22,056	17,899	18,186	19,606	19,333
Professional fees	16,452	33,720	36,483	41,453	43,569
Registration fees	582,291	—	8,532	—	—
Service and distribution fees	448,556	551	3,594	—	94
Transfer agent fees	61,114	19,624	1,668	877	267
Other accrued expenses	7,953	4,146	1,140	—	—

Total liabilities	4,233,413,127	31,806,940	91,868	133,558	145,080

NET ASSETS	$78,679,304,506	$6,269,190,139	$104,995,135	$332,832,887	$255,622,109

NET ASSETS CONSIST OF
Paid-in capital	$78,672,536,196	$6,268,734,034	$104,987,820	$332,824,001	$255,622,119
Accumulated earnings (loss)	6,768,310	456,105	7,315	8,886	(10)

NET ASSETS	$78,679,304,506	$6,269,190,139	$104,995,135	$332,832,887	$255,622,109

(a) Investments at cost — unaffiliated	$80,287,084,325	$6,270,881,174	$104,547,943	$286,721,192	$255,530,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$76,563,137,434	$6,266,383,943	$81,209,567	$332,796,394	$255,585,609

Share outstanding(b)	76,556,551,172	6,265,149,538	81,064,243	332,780,435	255,580,926

Net asset value	$1.00	$1.0002	$1.00	$1.0000	$1.0000

Administration
Net assets	$496,573,486	$—	$16,954,365	$—	$—

Share outstanding(b)	496,530,769	—	16,924,028	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Cash Management
Net assets	$42,819,896	$—	$—	$—	$—

Share outstanding(b)	42,816,212	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Cash Reserve
Net assets	$106,739,625	$—	$—	$—	$—

Share outstanding(b)	106,730,442	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Dollar
Net assets	$1,384,789,582	$2,769,696	$4,337,572	$—	$—

Share outstanding(b)	1,384,670,451	2,769,224	4,329,808	—	—

Net asset value	$1.00	$1.0002	$1.00	$—	$—

Premier
Net assets	$36,503	$36,500	$36,566	$36,493	$36,500

Share outstanding(b)	36,500	36,493	36,500	36,492	36,500

Net asset value	$1.00	$1.0002	$1.00	$1.0000	$1.0000

Private Client
Net assets	$—	$—	$291,584	$—	$—

Share outstanding(b)	—	—	291,062	—	—

Net asset value	$—	$—	$1.00	$—	$—

Select
Net assets	$85,207,980	$—	$2,165,481	$—	$—

Share outstanding(b)	85,200,650	—	2,161,605	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$25,139,615	$838,016,922	$84,243,664	$87,758,922	$534,690,677

Total investment income	25,139,615	838,016,922	84,243,664	87,758,922	534,690,677

EXPENSES
Management	4,271,748	118,099,431	11,038,410	11,178,386	76,032,343
Registration	132,300	532,373	229,944	80,577	457,180
Service and distribution — class specific	89,550	19,601,429	22	1,725,953	6,835,179
Professional	36,866	72,986	43,117	20,207	148,106
Transfer agent	31,038	472,391	32,220	195,881	228,863
Trustees and Officer	23,784	224,117	49,911	68,409	212,080
Custodian	23,226	446,559	73,106	79,705	560,365
Printing	7,328	4,579	7,365	6,161	9,779
Miscellaneous	21,487	314,468	44,233	41,495	240,065

Total expenses	4,637,327	139,768,333	11,518,328	13,396,774	84,723,960

Less:
Fees waived and/or reimbursed by the Manager	(1,237,135)	(9,926,347)	(2,517,289)	(2,354,116)	(7,195,684)
Service and distribution fees waived — class specific	(2,807)	(1,300,583)	—	(15,199)	(792,310)

Total expenses after fees waived and/or reimbursed	3,397,385	128,541,403	9,001,039	11,027,459	76,735,966

Net investment income	21,742,230	709,475,519	75,242,625	76,731,463	457,954,711

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	628,833	26,093,645	(1,346,667)	(915,951)	10,770,805
Payment by affiliate	—	—	—	14,497	—

	628,833	26,093,645	(1,346,667)	(901,454)	10,770,805

Net change in unrealized appreciation on investments	—	—	2,116,214	859,541	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,371,063	$735,569,164	$76,012,172	$76,689,550	$468,725,516

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$304,659,303	$35,277,958	$1,151,858	$1,924,319	$1,827,973

Total investment income	304,659,303	35,277,958	1,151,858	1,924,319	1,827,973

EXPENSES
Management	44,596,266	6,987,924	319,938	636,490	558,441
Service and distribution — class specific	2,123,152	3,005	24,998	—	—
Registration	475,767	189,739	84,939	33,953	45,575
Custodian	212,181	51,824	6,412	11,536	5,428
Trustees and Officer	190,032	32,605	4,345	4,585	4,011
Transfer agent	119,449	19,197	5,930	1,826	1,496
Professional	43,613	51,341	33,322	48,754	43,941
Printing	5,390	6,759	6,958	5,486	5,540
Miscellaneous	126,978	30,482	16,826	6,527	6,088

Total expenses	47,892,828	7,372,876	503,668	749,157	670,520

Less:
Fees waived and/or reimbursed by the Manager	(4,583,979)	(1,818,888)	(295,813)	(409,662)	(372,799)
Service and distribution fees waived — class specific	(162,384)	(68)	(1,782)	—	—

Total expenses after fees waived and/or reimbursed	43,146,465	5,553,920	206,073	339,495	297,721

Net investment income	261,512,838	29,724,038	945,785	1,584,824	1,530,252

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	4,151,665	23,407	8,047	4,451	—
Net change in unrealized appreciation (depreciation) on investments	—	228,745	—	3,472	(83)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,664,503	$29,976,190	$953,832	$1,592,747	$1,530,169

See notes to financial statements.

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,742,230	$66,974,536	$709,475,519	$2,054,702,854
Net realized gain	628,833	183,090	26,093,645	4,500,454

Net increase in net assets resulting from operations	22,371,063	67,157,626	735,569,164	2,059,203,308

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(21,231,588)	(64,640,720)	(614,705,226)	(1,709,971,371)
Administration	(458,558)	(1,898,550)	(15,389,607)	(53,405,549)
Capital	—	—	(46,753,564)	(159,322,016)
Cash Management	(43,943)	(205,923)	(1,554,675)	(4,198,637)
Cash Reserve	(2,338)	(11,900)	(21,035,688)	(83,946,800)
Dollar	(64,799)	(217,261)	(11,537,172)	(40,565,639)
Premier	(222)	(182)	(217)	(185)
Private Client	—	—	(928)	(5,702)
Select	—	—	(617,129)	(3,014,409)

Decrease in net assets resulting from distributions to shareholders	(21,801,448)	(66,974,536)	(711,594,206)	(2,054,430,308)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,040,976,612	446,167,544	66,017,735,100	24,206,521,354

NET ASSETS
Total increase in net assets	2,041,546,227	446,350,634	66,041,710,058	24,211,294,354
Beginning of period	3,546,211,760	3,099,861,126	111,904,555,253	87,693,260,899

End of period	$5,587,757,987	$3,546,211,760	$177,946,265,311	$111,904,555,253

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets  (continued)

	TempCash		TempFund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$75,242,625	$179,982,250	$76,731,463	$293,120,921
Net realized gain (loss)	(1,346,667)	245,208	(901,454)	917,720
Net change in unrealized appreciation (depreciation)	2,116,214	2,095,321	859,541	2,183,170

Net increase in net assets resulting from operations	76,012,172	182,322,779	76,689,550	296,221,811

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(75,245,260)	(179,979,611)	(72,940,732)	(278,642,112)
Administration	—	—	(314,399)	(565,276)
Cash Management	—	—	(2,933,141)	(11,905,587)
Cash Reserve	—	—	(29,737)	(105,199)
Dollar	(107)	(2,440)	(501,105)	(1,869,891)
Premier	(264)	(199)	—	—
Private Client	—	—	(12,349)	(32,851)
Select	—	—	—	(5)

Decrease in net assets resulting from distributions to shareholders	(75,245,631)	(179,982,250)	(76,731,463)	(293,120,921)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,004,177,891)	5,158,038,403	(3,281,100,077)	(1,710,131,706)

NET ASSETS
Total increase (decrease) in net assets	(2,003,411,350)	5,160,378,932	(3,281,141,990)	(1,707,030,816)
Beginning of period	10,035,707,464	4,875,328,532	11,361,941,334	13,068,972,150

End of period	$8,032,296,114	$10,035,707,464	$8,080,799,344	$11,361,941,334

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	T-Fund		Treasury Trust Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$457,954,711	$1,527,915,850	$261,512,838	$766,253,135
Net realized gain	10,770,805	3,559,276	4,151,665	2,608,922

Net increase in net assets resulting from operations	468,725,516	1,531,475,126	265,664,503	768,862,057

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(391,669,363)	(1,253,377,617)	(254,163,068)	(741,963,297)
Administration	(3,552,538)	(18,816,448)	(2,675,098)	(8,288,440)
Capital	(55,814,728)	(224,500,604)	—	—
Cash Management	(3,537,282)	(11,995,387)	(121,718)	(305,549)
Cash Reserve	(379,690)	(2,625,690)	(419,816)	(1,293,406)
Dollar	(3,931,524)	(16,786,002)	(4,825,480)	(13,904,914)
Premier	(210)	(183)	(219)	(178)
Select	(35,197)	(263,265)	(132,137)	(497,351)

Decrease in net assets resulting from distributions to shareholders	(458,920,532)	(1,528,365,196)	(262,337,536)	(766,253,135)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,607,706,478	6,494,614,343	38,355,894,859	8,830,157,211

NET ASSETS
Total increase in net assets	12,617,511,462	6,497,724,273	38,359,221,826	8,832,766,133
Beginning of period	78,163,121,983	71,665,397,710	40,320,082,680	31,487,316,547

End of period	$90,780,633,445	$78,163,121,983	$78,679,304,506	$40,320,082,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets  (continued)

	MuniCash		MuniFund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,724,038	$63,985,665	$945,785	$3,326,322
Net realized gain (loss)	23,407	(55,451)	8,047	1,155
Net change in unrealized appreciation (depreciation)	228,745	308,693	—	—

Net increase in net assets resulting from operations	29,976,190	64,238,907	953,832	3,327,477

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(29,713,398)	(64,136,910)	(842,477)	(3,023,212)
Administration	—	—	(79,572)	(225,733)
Dollar	(10,443)	(25,575)	(18,759)	(52,830)
Premier	(197)	(114)	(196)	(119)
Private Client	—	—	(893)	(2,800)
Select	—	—	(3,888)	(21,628)

Decrease in net assets resulting from distributions to shareholders	(29,724,038)	(64,162,599)	(945,785)	(3,326,322)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,083,771,357	1,190,645,713	(112,315,852)	2,149,102

NET ASSETS
Total increase (decrease) in net assets	1,084,023,509	1,190,722,021	(112,307,805)	2,150,257
Beginning of period	5,185,166,630	3,994,444,609	217,302,940	215,152,683

End of period	$6,269,190,139	$5,185,166,630	$104,995,135	$217,302,940

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	California Money Fund		New York Money Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,584,824	$3,470,737	$1,530,252	$1,886,518
Net realized gain	4,451	—	—	—
Net change in unrealized appreciation (depreciation)	3,472	591	(83)	53

Net increase in net assets resulting from operations	1,592,747	3,471,328	1,530,169	1,886,571

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,584,659)	(3,470,643)	(1,530,057)	(1,886,407)
Premier	(165)	(94)	(195)	(111)

Decrease in net assets resulting from distributions to shareholders	(1,584,824)	(3,470,737)	(1,530,252)	(1,886,518)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(64,499,446)	228,031,195	12,083,852	197,471,918

NET ASSETS
Total increase (decrease) in net assets	(64,491,523)	228,031,786	12,083,769	197,471,971
Beginning of period	397,324,410	169,292,624	243,538,340	46,066,369

End of period	$332,832,887	$397,324,410	$255,622,109	$243,538,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

(For a share outstanding throughout each period)

	Federal Trust Fund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Net investment income	0.0056		0.0214		0.0151	0.0059		0.0016		0.0001
Net realized gain (loss)	0.0005		0.0000	(a)	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0061		0.0214		0.0150	0.0060		0.0016		0.0001

Distributions (b)
From net investment income	(0.0061)		(0.0214)		(0.0150)	(0.0060)		(0.0016)		(0.0001)
From net realized gain	—		(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0061)		(0.0214)		(0.0150)	(0.0060)		(0.0016)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.61%	(e)	2.16%		1.51%	0.61%		0.16%		0.01%

Ratios to Average Net Assets
Total expenses	0.23%	(f)	0.25%		0.24%	0.24%		0.28%		0.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)	0.17%		0.17%	0.17%		0.18%		0.08%
Net investment income	1.12%	(f)	2.14%		1.51%	0.59%		0.19%		0.01%

Supplemental Data
Net assets, end of period (000)	$5,447,606		$3,442,530		$2,996,754	$2,756,560		$3,142,077		$331,549

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund

	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017		2016	2015

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income	0.0054		0.0204		0.0140	0.0056		0.0007	0.0001
Net realized gain (loss)	0.0002		0.0000	(a)	0.0000 (a)	(0.0006)		—	0.0000	(a)
Net increase from investment operations	0.0056		0.0204		0.0140	0.0050		0.0007	0.0001

Distributions (b)
From net investment income	(0.0056)		(0.0204)		(0.0140)	(0.0050)		(0.0007)	(0.0001)
From net realized gain	—		(0.0000	)(c)	—	(0.0000	)(c)	—	(0.0000	)(c)
Total distributions	(0.0056)		(0.0204)		(0.0140)	(0.0050)		(0.0007)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return (d)
Based on net asset value	0.56%	(e)	2.06%		1.41%	0.51%		0.06%	0.01%

Ratios to Average Net Assets
Total expenses	0.34%	(f)	0.35%		0.34%	0.34%		0.37%	0.43%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	(f)	0.27%		0.27%	0.27%		0.28%	0.08%
Net investment income	1.09%	(f)	2.05%		1.40%	0.56%		0.11%	0.01%

Supplemental Data
Net assets, end of period (000)	$107,513		$80,271		$75,807	$68,102		$42,205	$—	(g)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund

	Cash Management

	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,					Period from 04/18/16 (a) to 10/31/16
			2019		2018	2017

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0037		0.0164		0.0099	0.0012		0.0000	(b)
Net realized gain	0.0000	(b)	0.0000	(b)	0.0001	0.0004		—
Net increase from investment operations	0.0037		0.0164		0.0100	0.0016		0.0000

Distributions (c)
From net investment income	(0.0037)		(0.0164)		(0.0100)	(0.0016)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	—	(0.0000	)(d)	—
Total distributions	(0.0037)		(0.0164)		(0.0100)	(0.0016)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return (e)
Based on net asset value	0.38%	(f)	1.65%		1.01%	0.16%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.74%	(g)	0.75%		0.74%	0.74%		0.69%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.64%	(g)	0.67%		0.67%	0.59%		0.34%	(g)
Net investment income	0.74%	(g)	1.65%		0.99%	0.12%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$16,057		$11,839		$13,175	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

76	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund

	Cash Reserve
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,					Period from 04/18/16 (a) to 10/31/16
			2019		2018	2017

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0061		0.0314		0.0108	0.0022		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001		0.0002	0.0001		—

Net increase from investment operations	0.0061		0.0315		0.0110	0.0023		0.0000

Distributions (c)
From net investment income	(0.0061)		(0.0315)		(0.0110)	(0.0023)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	—	(0.0000	)(d)	—

Total distributions	(0.0061)		(0.0315)		(0.0110)	(0.0023)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return (e)
Based on net asset value	0.61%	(f)	3.19%		1.11%	0.23%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.64%	(g)	0.65%		0.64%	0.64%		0.61%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)	0.28%		0.57%	0.54%		0.35%	(g)

Net investment income	1.22%	(g)	3.14%		1.08%	0.22%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$385		$383		$374	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0047		0.0189		0.0116	0.0035		0.0000	(a)	0.0001
Net realized gain	0.0002		0.0000	(a)	0.0009	0.0001		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0049		0.0189		0.0125	0.0036		0.0000		0.0001

Distributions (b)
From net investment income	(0.0049)		(0.0189)		(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)
From net realized gain	—		(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0049)		(0.0189)		(0.0125)	(0.0036)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.49%	(e)	1.91%		1.26%	0.36%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	(f)	0.50%		0.49%	0.49%		0.52%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	(f)	0.42%		0.42%	0.42%		0.38%		0.08%

Net investment income	0.94%	(f)	1.90%		1.16%	0.35%		0.00%		0.01%

Supplemental Data
Net assets, end of period (000)	$16,161		$11,152		$13,751	$133,962		$242,959		$2,105

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0061		0.0050
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0061		0.0050

Distributions (c)
From net investment income	(0.0061)		(0.0050)
From net realized gain	—		(0.0000	)(d)

Total distributions	(0.0061)		(0.0050)

Net asset value, end of period	$1.00		$1.00

Total Return (e)
Based on net asset value	0.61%	(f)	0.50%	(f)

Ratios to Average Net Assets
Total expenses	0.24%	(g)	0.24%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)	0.17%	(g)

Net investment income	1.22%	(g)	1.91%	(g)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights

(For a share outstanding throughout each period)

	FedFund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0055		0.0217	0.0152	0.0065	0.0023		0.0002
Net realized gain	0.0005		0.0001	0.0001	0.0001	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0060		0.0218	0.0153	0.0066	0.0023		0.0002

Distributions (b)
From net investment income	(0.0060)		(0.0218)	(0.0153)	(0.0066)	(0.0023)		(0.0002)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0060)		(0.0218)	(0.0153)	(0.0066)	(0.0023)		(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.60%	(e)	2.20%	1.54%	0.66%	0.23%		0.02%

Ratios to Average Net Assets
Total expenses	0.19%	(f)	0.19%	0.19%	0.19%	0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)	0.17%	0.17%	0.15%	0.12%		0.12%

Net investment income	1.12%	(f)	2.17%	1.52%	0.65%	0.28%		0.02%

Supplemental Data
Net assets, end of period (000)	$156,129,247		$93,106,503	$74,278,100	$78,004,801	$84,001,937		$11,361,624

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0053		0.0207	0.0145	0.0057	0.0014		0.0001
Net realized gain (loss)	0.0002		0.0001	(0.0002)	(0.0001)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0055		0.0208	0.0143	0.0056	0.0014		0.0001

Distributions (b)
From net investment income	(0.0055)		(0.0208)	(0.0143)	(0.0056)	(0.0014)		(0.0001)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0055)		(0.0208)	(0.0143)	(0.0056)	(0.0014)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.55%	(e)	2.10%	1.44%	0.56%	0.14%		0.02%

Ratios to Average Net Assets
Total expenses	0.29%	(f)	0.29%	0.29%	0.29%	0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	(f)	0.27%	0.27%	0.26%	0.21%		0.13%

Net investment income	1.06%	(f)	2.07%	1.45%	0.57%	0.17%		0.02%

Supplemental Data
Net assets, end of period (000)	$3,112,863		$2,870,758	$2,500,290	$2,436,503	$1,693,932		$346,593

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Capital

	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/2019	Period from 11/10/17 (a) to 10/31/18

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income	0.0056		0.0213	0.0172
Net realized gain (loss)	0.0001		0.0001	(0.0026)

Net increase from investment operations	0.0057		0.0214	0.0146

Distributions from net investment income (b)	(0.0057)		(0.0214)	(0.0146)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return (c)
Based on net asset value	0.57%	(d)	2.16%	1.47%	(d)

Ratios to Average Net Assets
Total expenses	0.24%	(e)	0.24%	0.24%	(e)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	(e)	0.21%	0.21%	(e)

Net investment income	1.13%	(e)	2.13%	1.77%	(e)

Supplemental Data
Net assets, end of period (000)	$9,181,766		$8,078,893	$7,138,766

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Cash Management
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0035		0.0165	0.0100	0.0020	0.0003		0.0001
Net realized gain	0.0002		0.0003	0.0003	0.0001	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0037		0.0168	0.0103	0.0021	0.0003		0.0001

Distributions (b)
From net investment income	(0.0037)		(0.0168)	(0.0103)	(0.0021)	(0.0003)		(0.0001)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0168)	(0.0103)	(0.0021)	(0.0003)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.37%	(e)	1.69%	1.04%	0.21%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.69%	(f)	0.69%	0.69%	0.69%	0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.62%	(f)	0.67%	0.67%	0.61%	0.36%		0.13%

Net investment income	0.71%	(f)	1.65%	1.00%	0.20%	0.03%		0.01%

Supplemental Data
Net assets, end of period (000)	$511,289		$377,591	$154,607	$106,798	$90,565		$64,483

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Cash Reserve
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0040		0.0178	0.0115	0.0032	0.0003		0.0001
Net realized gain (loss)	0.0001		0.0000 (a)	(0.0002)	(0.0004)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0041		0.0178	0.0113	0.0028	0.0003		0.0001

Distributions (b)
From net investment income	(0.0041)		(0.0178)	(0.0113)	(0.0028)	(0.0003)		(0.0001)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0041)		(0.0178)	(0.0113)	(0.0028)	(0.0003)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.41%	(e)	1.79%	1.14%	0.28%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.59%	(f)	0.59%	0.59%	0.59%	0.62%		0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.54%	(f)	0.57%	0.57%	0.55%	0.31%		0.13%

Net investment income	0.80%	(f)	1.78%	1.15%	0.32%	0.09%		0.01%

Supplemental Data
Net assets, end of period (000)	$5,574,043		$4,907,193	$1,649,400	$814,974	$220,572		$5,442

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0043		0.0195	0.0129	0.0039	0.0004		0.0002
Net realized gain (loss)	0.0004		0.0000 (a)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0047		0.0195	0.0128	0.0041	0.0004		0.0002

Distributions (b)
From net investment income	(0.0047)		(0.0195)	(0.0128)	(0.0041)	(0.0004)		(0.0002)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0047)		(0.0195)	(0.0128)	(0.0041)	(0.0004)		(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.47%	(e)	1.97%	1.29%	0.41%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.44%	(f)	0.44%	0.44%	0.44%	0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	(f)	0.42%	0.42%	0.40%	0.34%		0.13%

Net investment income	0.87%	(f)	1.95%	1.29%	0.39%	0.04%		0.01%

Supplemental Data
Net assets, end of period (000)	$3,131,534		$2,307,110	$1,776,032	$1,714,598	$2,029,496		$917,631

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Premier

	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19(a) to 10/31/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0059		0.0051
Net realized gain	0.0001		0.0000	(b)

Net increase from investment operations	0.0060		0.0051

Distributions from net investment income (c)	(0.0060)		(0.0051)

Net asset value, end of period	$1.00		$1.00

Total Return (d)
Based on net asset value	0.60%	(e)	0.51%	(e)

Ratios to Average Net Assets
Total expenses	0.19%	(f)	0.19%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)	0.17%	(f)

Net investment income	1.19%	(f)	1.95%	(f)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

86	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Private Client
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0036		0.0166	0.0090	0.0020	0.0003		0.0001
Net realized gain	0.0001		0.0001	0.0012	0.0001	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0037		0.0167	0.0102	0.0021	0.0003		0.0001

Distributions (b)
From net investment income	(0.0037)		(0.0167)	(0.0102)	(0.0021)	(0.0003)		(0.0001)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0167)	(0.0102)	(0.0021)	(0.0003)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.37%	(e)	1.68%	1.02%	0.21%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%	(f)	1.04%	1.04%	1.04%	1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.63%	(f)	0.68%	0.68%	0.60%	0.35%		0.13%

Net investment income	0.71%	(f)	1.66%	0.90%	0.20%	0.03%		0.01%

Supplemental Data
Net assets, end of period (000)	$278		$230	$768	$1,782	$1,945		$3,777

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund

	Select
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0022		0.0133	0.0066	0.0005	0.0003		0.0001
Net realized gain (loss)	0.0003		0.0002	0.0004	(0.0001)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0025		0.0135	0.0070	0.0004	0.0003		0.0001

Distributions (b)
From net investment income	(0.0025)		(0.0135)	(0.0070)	(0.0004)	(0.0003)		(0.0001)
From net realized gain	—		—	—	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0025)		(0.0135)	(0.0070)	(0.0004)	(0.0003)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (d)
Based on net asset value	0.25%	(e)	1.36%	0.71%	0.04%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%	(f)	1.04%	1.04%	1.04%	1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.84%	(f)	1.00%	1.00%	0.77%	0.34%		0.13%

Net investment income	0.44%	(f)	1.33%	0.66%	0.05%	0.04%		0.01%

Supplemental Data
Net assets, end of period (000)	$305,208		$256,241	$195,297	$340,742	$241,781		$205,658

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

88	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	TempCash

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0003		$1.0002	$1.0000	$1.00	$1.00

Net investment income	0.0075		0.0233		0.0188	0.0108	0.0027	0.0006
Net realized and unrealized gain (loss)	0.0001		0.0005		(0.0010)	(0.0022)	0.0002	0.0002

Net increase from investment operations	0.0076		0.0238		0.0178	0.0086	0.0029	0.0008

Distributions (a)
From net investment income	(0.0072)		(0.0235)		(0.0177)	(0.0084)	(0.0027)	(0.0006)
From net realized gain	—		(0.0000	)(b)	—	—	(0.0002)	(0.0002)

Total distributions	(0.0072)		(0.0235)		(0.0177)	(0.0084)	(0.0029)	(0.0008)

Net asset value, end of period	$1.0010		$1.0006		$1.0003	$1.0002	$1.0000	$1.00

Total Return (c)
Based on net asset value	0.77%	(d)	2.41%		1.79%	0.87%	0.29%	0.08%

Ratios to Average Net Assets
Total expenses	0.23%	(e)	0.26%		0.33%	0.39%	0.39%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	(e)	0.18%		0.18%	0.18%	0.13%	0.18%

Net investment income	1.51%	(e)	2.33%		1.88%	1.08%	0.26%	0.06%

Supplemental Data
Net assets, end of period (000)	$8,032,242		$10,035,653		$4,875,313	$1,713,352	$72,311	$1,142,790

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0003		$1.0002	$1.0000	$1.00	$1.00

Net investment income	0.0060		0.1405	(a)	0.0122	0.0058	0.0006	0.0001
Net realized and unrealized gain	0.0004		0.0156		0.0031	0.0004	0.0002	0.0002

Net increase from investment operations	0.0064		0.1561		0.0153	0.0062	0.0008	0.0003

Distributions (b)
From net investment income	(0.0060)		(0.1558)		(0.0152)	(0.0060)	(0.0006)	(0.0001)
From net realized gain	—		(0.0000	)(c)	—	—	(0.0002)	(0.0002)

Total distributions	(0.0060)		(0.1558)		(0.0152)	(0.0060)	(0.0008)	(0.0003)

Net asset value, end of period	$1.0010		$1.0006		$1.0003	$1.0002	$1.0000	$1.00

Total Return (d)
Based on net asset value	0.64%	(e)	15.90%	(a)	1.54%	0.62%	0.08%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%	(f)	0.51%		0.61%	0.71%	0.64%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	(f)	0.43%		0.43%	0.42%	0.34%	0.23%

Net investment income	1.20%	(f)	14.04%	(a)	1.22%	0.58%	0.06%	0.01%

Supplemental Data
Net assets, end of period (000)	$18		$18		$15	$22,566	$25,994	$83,662

(a)

Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

90	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash

	Premier

	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19(a) to 10/31/19

Net asset value, beginning of period	$1.0007		$1.0006

Net investment income	0.0073		0.0055
Net realized and unrealized gain	0.0003		0.0001

Net increase from investment operations	0.0076		0.0056

Distributions (b)
From net investment income	(0.0072)		(0.0055)
From net realized gain	—		(0.0000	)(c)

Total distributions	(0.0072)		(0.0055)

Net asset value, end of period	$1.0011		$1.0007

Total Return (d)
Based on net asset value	0.77%	(e)	0.56%	(e)

Ratios to Average Net Assets
Total expenses	0.23%	(f)	0.24%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	(f)	0.18%	(f)

Net investment income	1.46%	(f)	2.10%	(f)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0003		$1.0003	$1.0002	$1.00	$1.00

Net investment income	0.0076		0.0237		0.0177	0.0100	0.0036	0.0008
Net realized and unrealized gain (loss)	(0.0001)		0.0003		0.0001	0.0001	0.0004	0.0001

Net increase from investment operations	0.0075		0.0240		0.0178	0.0101	0.0040	0.0009

Distributions(a)
From net investment income	(0.0072)		(0.0237)		(0.0178)	(0.0100)	(0.0036)	(0.0008)
From net realized gain	—		(0.0000	)(b)	—	—	(0.0002)	(0.0001)

Total distributions	(0.0072)		(0.0237)		(0.0178)	(0.0100)	(0.0038)	(0.0009)

Net asset value, end of period	$1.0009		$1.0006		$1.0003	$1.0003	$1.0002	$1.00

Total Return(c)
Based on net asset value	0.75%	(d)(e)	2.42%		1.79%	1.01%	0.41%	0.09%

Ratios to Average Net Assets
Total expenses	0.23%	(f)	0.22%		0.22%	0.22%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	(f)	0.18%		0.18%	0.18%	0.18%	0.16%

Net investment income	1.52%	(f)	2.37%		1.77%	1.03%	0.35%	0.08%

Supplemental Data
Net assets, end of period (000)	$7,259,940		$10,609,770		$12,325,770	$12,940,766	$8,183,070	$62,215,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.

See notes to financial statements.

92	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0004		$1.0004	$1.0002	$1.00	$1.00

Net investment income	0.0072		0.0227		0.0153	0.0090	0.0026	0.0002
Net realized and unrealized gain (loss)	(0.0002)		0.0002		0.0015	0.0002	0.0004	0.0001

Net increase from investment operations	0.0070		0.0229		0.0168	0.0092	0.0030	0.0003

Distributions (a)
From net investment income	(0.0067)		(0.0227)		(0.0168)	(0.0090)	(0.0026)	(0.0002)
From net realized gain	—		(0.0000	)(b)	—	—	(0.0002)	(0.0001)

Total distributions	(0.0067)		(0.0227)		(0.0168)	(0.0090)	(0.0028)	(0.0003)

Net asset value, end of period	$1.0009		$1.0006		$1.0004	$1.0004	$1.0002	$1.00

Total Return (c)
Based on net asset value	0.70%	(d)(e)	2.31%		1.69%	0.93%	0.31%	0.03%

Ratios to Average Net Assets
Total expenses	0.32%	(f)	0.32%		0.32%	0.31%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	(f)	0.28%		0.28%	0.28%	0.28%	0.23%

Net investment income	1.44%	(f)	2.27%		1.53%	1.01%	0.24%	0.02%

Supplemental Data
Net assets, end of period (000)	$60,391		$42,214		$23,965	$106,520	$15,197	$2,843,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Cash Management
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016		2015

Net asset value, beginning of period	$1.0006		$1.0003		$1.0003	$1.0002	$1.00		$1.00

Net investment income	0.0047		0.0188		0.0127	0.0050	0.0000	(a)	0.0002
Net realized and unrealized gain	0.0003		0.0003		0.0001	0.0001	0.0004		0.0001

Net increase from investment operations	0.0050		0.0191		0.0128	0.0051	0.0004		0.0003

Distributions (b)
From net investment income	(0.0047)		(0.0188)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)
From net realized gain	—		(0.0000	)(c)	—	—	(0.0002)		(0.0001)

Total distributions	(0.0047)		(0.0188)		(0.0128)	(0.0050)	(0.0002)		(0.0003)

Net asset value, end of period	$1.0009		$1.0006		$1.0003	$1.0003	$1.0002		$1.00

Total Return (d)
Based on net asset value	0.50%	(e)(f)	1.92%		1.28%	0.51%	0.04%		0.03%

Ratios to Average Net Assets
Total expenses	0.73%	(g)	0.72%		0.72%	0.72%	0.68%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	(g)	0.68%		0.68%	0.68%	0.56%		0.23%

Net investment income	0.94%	(g)	1.88%		1.27%	0.49%	0.01%		0.02%

Supplemental Data
Net assets, end of period (000)	$633,857		$624,658		$632,405	$688,373	$831,483		$403,371

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.

See notes to financial statements.

94	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Cash Reserve
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0004		$1.0003	$1.0002	$1.00	$1.00

Net investment income	0.0053		0.0231		0.0143	0.0060	0.0004	0.0002
Net realized and unrealized gain (loss)	0.0006		0.0000	(a)	(0.0004)	0.0001	0.0002	0.0001

Net increase from investment operations	0.0059		0.0231		0.0139	0.0061	0.0006	0.0003

Distributions (b)
From net investment income	(0.0056)		(0.0229)		(0.0138)	(0.0060)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(c)	—	—	(0.0002)	(0.0001)

Total distributions	(0.0056)		(0.0229)		(0.0138)	(0.0060)	(0.0004)	(0.0003)

Net asset value, end of period	$1.0009		$1.0006		$1.0004	$1.0003	$1.0002	$1.00

Total Return (d)
Based on net asset value	0.59%	(e)(f)	2.33%		1.39%	0.61%	0.06%	0.03%

Ratios to Average Net Assets
Total expenses	0.63%	(g)	0.62%		0.62%	0.62%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%	(g)	0.50%		0.58%	0.58%	0.51%	0.23%

Net investment income	1.06%	(g)	2.31%		1.43%	0.59%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$6,302		$4,296		$4,320	$3,341	$5,630	$16,693

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$1.0006		$1.0004		$1.0004	$1.0002	$1.00	$1.00

Net investment income	0.0058		0.0221		0.0151	0.0075	0.0013	0.0002
Net realized and unrealized gain	0.0004		0.0001		0.0002	0.0002	0.0004	0.0001

Net increase from investment operations	0.0062		0.0222		0.0153	0.0077	0.0017	0.0003

Distributions (a)
From net investment income	(0.0059)		(0.0220)		(0.0153)	(0.0075)	(0.0013)	(0.0002)
From net realized gain	—		(0.0000	)(b)	—	—	(0.0002)	(0.0001)

Total distributions	(0.0059)		(0.0220)		(0.0153)	(0.0075)	(0.0015)	(0.0003)

Net asset value, end of period	$1.0009		$1.0006		$1.0004	$1.0004	$1.0002	$1.00

Total Return (c)
Based on net asset value	0.63%	(d)(e)	2.24%		1.54%	0.77%	0.17%	0.03%

Ratios to Average Net Assets
Total expenses	0.48%	(f)	0.47%		0.47%	0.47%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	(f)	0.43%		0.43%	0.43%	0.42%	0.22%

Net investment income	1.16%	(f)	2.21%		1.51%	0.78%	0.13%	0.02%

Supplemental Data
Net assets, end of period (000)	$98,151		$79,837		$80,471	$86,362	$91,943	$1,511,529

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.

See notes to financial statements.

96	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund

	Private Client
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016		2015

Net asset value, beginning of period	$1.0006		$1.0004		$1.0003	$1.0002	$1.00		$1.00

Net investment income	0.0021		0.0190		0.0136	0.0050	0.0000	(a)	0.0002
Net realized and unrealized gain (loss)	0.0029		(0.0001)		(0.0007)	0.0001	0.0004		0.0001

Net increase from investment operations	0.0050		0.0189		0.0129	0.0051	0.0004		0.0003

Distributions (b)
From net investment income	(0.0047)		(0.0187)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)
From net realized gain	—		(0.0000	)(c)	—	—	(0.0002)		(0.0001)

Total distributions	(0.0047)		(0.0187)		(0.0128)	(0.0050)	(0.0002)		(0.0003)

Net asset value, end of period	$1.0009		$1.0006		$1.0004	$1.0003	$1.0002		$1.00

Total Return (d)
Based on net asset value	0.50%	(e)(f)	1.90%		1.29%	0.52%	0.04%		0.03%

Ratios to Average Net Assets
Total expenses	1.09%	(g)	1.07%		1.07%	1.07%	1.04%		1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	(g)	0.68%		0.68%	0.68%	0.53%		0.23%

Net investment income	0.42%	(g)	1.90%		1.36%	0.49%	0.00%		0.02%

Supplemental Data
Net assets, end of period (000)	$22,159		$1,165		$2,042	$1,295	$1,649		$9,855

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights

(For a share outstanding throughout each period)

	T-Fund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0055		0.0215		0.0151		0.0063		0.0017		0.0001
Net realized gain (loss)	0.0002		0.0001		0.0002		(0.0001)		0.0000	(a)	0.0001

Net increase from investment operations	0.0057		0.0216		0.0153		0.0062		0.0017		0.0002

Distributions (b)
From net investment income	(0.0057)		(0.0216)		(0.0153)		(0.0062)		(0.0017)		(0.0001)
From net realized gain	(0.0000)	(c)	(0.0000)	(c)	(0.0000)	(c)	(0.0000)	(c)	(0.0000)	(c)	(0.0001)
Total distributions	(0.0057)		(0.0216)		(0.0153)		(0.0062)		(0.0017)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.58%	(e)	2.18%		1.54%		0.62%		0.17%		0.02%

Ratios to Average Net Assets
Total expenses	0.19%	(f)	0.19%		0.19%		0.19%		0.20%		0.20%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)	0.17%		0.17%		0.17%		0.17%		0.08%
Net investment income	1.11%	(f)	2.15%		1.51%		0.63%		0.18%		0.01%

Supplemental Data
Net assets, end of period (000)	$76,775,309		$65,112,830		$57,671,676		$53,092,342		$53,764,049		$19,598,433

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

98	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0052		0.0206		0.0146		0.0061		0.0008		0.0001
Net realized gain (loss)	0.0000	(a)	0.0000	(a)	(0.0003)		(0.0009)		0.0000	(a)	0.0001

Net increase from investment operations	0.0052		0.0206		0.0143		0.0052		0.0008		0.0002

Distributions (b)
From net investment income	(0.0052)		(0.0206)		(0.0143)		(0.0052)		(0.0008)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0052)		(0.0206)		(0.0143)		(0.0052)		(0.0008)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.53%	(e)	2.08%		1.43%		0.52%		0.08%		0.02%

Ratios to Average Net Assets
Total expenses	0.29%	(f)	0.29%		0.29%		0.29%		0.30%		0.30%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	(f)	0.27%		0.27%		0.27%		0.26%		0.08%
Net investment income	1.07%	(f)	2.08%		1.46%		0.61%		0.12%		0.01%

Supplemental Data
Net assets, end of period (000)	$632,504		$733,783		$924,933		$685,250		$75,294		$5

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Capital
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/2019		Period from 11/10/17(a) to 10/31/18

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0055		0.0212		0.0172
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	(0.0027)

Net increase from investment operations	0.0055		0.0212		0.0145

Distributions (c)
From net investment income	(0.0055)		(0.0212)		(0.0145)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0055)		(0.0212)		(0.0145)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return (e)
Based on net asset value	0.55%	(f)	2.14%		1.46%	(f)

Ratios to Average Net Assets
Total expenses	0.24%	(g)	0.24%		0.24%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	(g)	0.21%		0.21%	(g)

Net investment income	1.10%	(g)	2.13%		1.76%	(g)

Supplemental Data
Net assets, end of period (000)	$10,615,987		$10,347,984		$10,978,658

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

100	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Cash Management
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0035		0.0164		0.0103		0.0015		0.0001		0.0001
Net realized gain	0.0001		0.0003		0.0000	(a)	0.0003		0.0000	(a)	0.0001

Net increase from investment operations	0.0036		0.0167		0.0103		0.0018		0.0001		0.0002

Distributions (b)
From net investment income	(0.0036)		(0.0167)		(0.0103)		(0.0018)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0036)		(0.0167)		(0.0103)		(0.0018)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.36%	(e)	1.69%		1.03%		0.18%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	0.69%	(f)	0.69%		0.69%		0.69%		0.70%		0.70%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.59%	(f)	0.67%		0.67%		0.58%		0.32%		0.08%
Net investment income	0.70%	(f)	1.64%		1.03%		0.15%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$1,106,587		$1,035,657		$600,314		$576,284		$1,133,743		$771,441

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Cash Reserve
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,								Period from 09/24/15 (a) to 10/31/15
			2019		2018		2017		2016

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0033		0.0176		0.0128		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	0.0007		0.0000	(b)	(0.0015)		(0.0002)		0.0000	(b)	0.0000
Net increase from investment operations	0.0040		0.0176		0.0113		0.0025		0.0001		0.0000

Distributions (c)
From net investment income	(0.0040)		(0.0176)		(0.0113)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—
Total distributions	(0.0040)		(0.0176)		(0.0113)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (e)
Based on net asset value	0.40%	(f)	1.78%		1.13%		0.25%		0.02%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.59%	(g)	0.59%		0.59%		0.59%		0.60%		0.56%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%	(g)	0.57%		0.57%		0.55%		0.35%		0.08%	(g)
Net investment income	0.67%	(g)	1.78%		1.28%		0.27%		0.02%		0.01%	(g)

Supplemental Data
Net assets, end of period (000)	$95,532		$123,578		$239,734		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

See notes to financial statements.

102	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0043		0.0191		0.0123		0.0035		0.0001		0.0001
Net realized gain	0.0003		0.0000	(a)	0.0004		0.0002		0.0000	(a)	0.0001
Net increase from investment operations	0.0046		0.0191		0.0127		0.0037		0.0001		0.0002

Distributions (b)
From net investment income	(0.0046)		(0.0191)		(0.0127)		(0.0037)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0046)		(0.0191)		(0.0127)		(0.0037)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.46%	(e)	1.93%		1.28%		0.38%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	0.44%	(f)	0.44%		0.44%		0.44%		0.45%		0.45%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%	(f)	0.42%		0.42%		0.42%		0.34%		0.08%
Net investment income	0.87%	(f)	1.92%		1.23%		0.35%		0.02%		0.01%

Supplemental Data
Net assets, end of period (000)	$1,512,072		$794,485		$1,230,374		$2,927,646		$3,807,290		$988,153

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0057		0.0050
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0057		0.0050

Distributions (c)
From net investment income	(0.0057)		(0.0050)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0057)		(0.0050)

Net asset value, end of period	$1.00		$1.00

Total Return (e)
Based on net asset value	0.58%	(f)	0.50%	(f)

Ratios to Average Net Assets
Total expenses	0.19%	(g)	0.19%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)	0.17%	(g)

Net investment income	1.15%	(g)	1.93%	(g)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

104	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Select
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0015		0.0133		0.0051		0.0002		0.0001		0.0001
Net realized gain	0.0009		0.0000	(a)	0.0019		0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0024		0.0133		0.0070		0.0002		0.0001		0.0002

Distributions (b)
From net investment income	(0.0024)		(0.0133)		(0.0070)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0024)		(0.0133)		(0.0070)		(0.0002)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.24%	(e)	1.34%		0.70%		0.02%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%	(f)	1.04%		1.04%		1.04%		1.05%		1.05%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.71%	(f)	1.00%		1.00%		0.75%		0.31%		0.08%
Net investment income	0.30%	(f)	1.37%		0.51%		0.02%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$42,606		$14,769		$19,710		$75,759		$83,975		$220,861

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0060		0.0212	0.0153		0.0060		0.0013		0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0000 (a)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0060		0.0212	0.0151		0.0060		0.0013		0.0000

Distributions (b)
From net investment income	(0.0060)		(0.0212)	(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0060)		(0.0212)	(0.0151)		(0.0060)		(0.0013)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.60%	(e)	2.14%	1.52%		0.60%		0.13%		0.00%

Ratios to Average Net Assets
Total expenses	0.19%	(f)	0.20%	0.20%		0.20%		0.21%		0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)	0.17%	0.17%		0.17%		0.17%		0.05%
Net investment income	1.09%	(f)	2.12%	1.53%		0.60%		0.14%		0.00%

Supplemental Data
Net assets, end of period (000)	$76,563,137		$38,728,217	$30,530,122		$24,157,325		$20,911,540		$13,517,000

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

106	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0055		0.0203	0.0136		0.0052		0.0005		0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0000 (a)	0.0005		(0.0002)		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0055		0.0203	0.0141		0.0050		0.0005		0.0000

Distributions (b)
From net investment income	(0.0055)		(0.0203)	(0.0141)		(0.0050)		(0.0005)		(0.0000	)(c)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0055)		(0.0203)	(0.0141)		(0.0050)		(0.0005)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.55%	(e)	2.05%	1.42%		0.50%		0.05%		0.00%

Ratios to Average Net Assets
Total expenses	0.29%	(f)	0.30%	0.30%		0.30%		0.31%		0.31%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	(f)	0.26%	0.27%		0.27%		0.24%		0.05%
Net investment income	1.13%	(f)	2.03%	1.36%		0.52%		0.04%		0.00%

Supplemental Data
Net assets, end of period (000)	$496,573		$465,703	$413,618		$638,815		$476,145		$573,959

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Cash Management
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0037		0.0158	0.0098		0.0018		0.0002		0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0005	0.0003		(0.0002)		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0037		0.0163	0.0101		0.0016		0.0002		0.0000

Distributions (b)
From net investment income	(0.0037)		(0.0163)	(0.0101)		(0.0016)		(0.0002)		(0.0000	)(c)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0037)		(0.0163)	(0.0101)		(0.0016)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return (d)
Based on net asset value	0.37%	(e)	1.64%	1.02%		0.16%		0.02%		0.00%

Ratios to Average Net Assets
Total expenses	0.69%	(f)	0.69%	0.70%		0.70%		0.71%		0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.64%	(f)	0.67%	0.67%		0.63%		0.29%		0.05%
Net investment income	0.72%	(f)	1.58%	0.98%		0.18%		0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$42,820		$36,492	$13,843		$21,110		$16,561		$8,528

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

108	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund

	Cash Reserve
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,					Period from 12/16/15 (a) to 10/31/16
			2019	2018		2017

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0041		0.0172	0.0124		0.0019		0.0001
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	(0.0013)		0.0003		0.0000	(b)

Net increase from investment operations	0.0041		0.0172	0.0111		0.0022		0.0001

Distributions(c)
From net investment income	(0.0041)		(0.0172)	(0.0111)		(0.0022)		(0.0001)
From net realized gain	(0.0000	)(d)	—	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0041)		(0.0172)	(0.0111)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.41%	(f)	1.74%	1.12%		0.22%		0.01%	(f)

Ratios to Average Net Assets
Total expenses	0.59%	(g)	0.60%	0.60%		0.60%		0.61%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.56%	(g)	0.57%	0.57%		0.52%		0.29%	(g)

Net investment income	0.78%	(g)	1.73%	1.24%		0.19%		0.01%	(g)

Supplemental Data
Net assets, end of period (000)	$106,740		$74,034	$8,044		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0049		0.0194	0.0127		0.0035		0.0002		0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0002	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0049		0.0196	0.0126		0.0035		0.0002		0.0000

Distributions(b)
From net investment income	(0.0049)		(0.0196)	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0049)		(0.0196)	(0.0126)		(0.0035)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.49%	(e)	1.98%	1.27%		0.35%		0.02%		0.00%

Ratios to Average Net Assets
Total expenses	0.44%	(f)	0.44%	0.45%		0.45%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%	(f)	0.40%	0.42%		0.42%		0.28%		0.05%

Net investment income	0.91%	(f)	1.94%	1.27%		0.35%		0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$1,384,790		$977,335	$482,014		$483,138		$420,095		$428,958

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

110	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0060		0.0049
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0060		0.0049

Distributions(c)
From net investment income	(0.0060)		(0.0049)
From net realized gain	(0.0000	)(d)	—

Total distributions	(0.0060)		(0.0049)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	0.60%	(f)	0.49%	(f)

Ratios to Average Net Assets
Total expenses	0.19%	(g)	0.19%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)	0.17%	(g)

Net investment income	1.20%	(g)	1.87%	(g)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund

	Select
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,							Period from 09/28/15 (a) to 10/31/15
			2019	2018		2017		2016

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0024		0.0129	0.0067		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001	0.0001		0.0001		0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0024		0.0130	0.0068		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0024)		(0.0130)	(0.0068)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	—	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0024)		(0.0130)	(0.0068)		(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.24%	(f)	1.30%	0.68%		0.02%		0.02%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	1.04%	(g)	1.05%	1.05%		1.05%		1.06%		1.09%	(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%	(g)	1.00%	1.00%		0.68%		0.31%		0.06%	(g)

Net investment income	0.43%	(g)	1.29%	0.67%		0.01%		0.01%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$85,208		$38,265	$39,675		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

112	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	MuniCash

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016		2015

Net asset value, beginning of period	$1.0001		$1.0001		$1.0003	$1.0001	$1.00		$1.00

Net investment income	0.0055		0.0137		0.0112	0.0060	0.0019		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000 (a)	0.0000 (a)	0.0013		0.0000	(a)

Net increase from investment operations	0.0055		0.0137		0.0112	0.0060	0.0032		0.0001

Distributions(b)
From net investment income	(0.0054)		(0.0137)		(0.0112)	(0.0058)	(0.0019)		(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0002)	—	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—		—	—	(0.0012)		—

Total distributions	(0.0054)		(0.0137)		(0.0114)	(0.0058)	(0.0031)		(0.0001)

Net asset value, end of period	$1.0002		$1.0001		$1.0001	$1.0003	$1.0001		$1.00

Total Return(d)
Based on net asset value	0.55%	(e)	1.38%		1.13% (f)	0.60%	0.33%		0.02%

Ratios to Average Net Assets
Total expenses	0.27%	(g)	0.28%		0.29%	0.31%	0.38%	(h)	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(g)	0.20%		0.20%	0.20%	0.18%		0.13%

Net investment income	1.07%	(g)	1.36%		1.12%	0.60%	0.25%		0.01%

Supplemental Data
Net assets, end of period (000)	$6,266,384		$5,182,923		$3,992,552	$4,096,900	$2,139,820		$145,329

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019		2018	2017	2016		2015

Net asset value, beginning of period	$1.0001		$1.0001		$1.0003	$1.0001	$1.00		$1.00

Net investment income	0.0043		0.0123		0.0087	0.0033	0.0006		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000 (a)	0.0002	0.0013		0.0000	(a)

Net increase from investment operations	0.0043		0.0123		0.0087	0.0035	0.0019		0.0001

Distributions(b)
From net investment income	(0.0042)		(0.0123)		(0.0087)	(0.0033)	(0.0006)		(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0002)	—	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—		—	—	(0.0012)		—

Total distributions	(0.0042)		(0.0123)		(0.0089)	(0.0033)	(0.0018)		(0.0001)

Net asset value, end of period	$1.0002		$1.0001		$1.0001	$1.0003	$1.0001		$1.00

Total Return(d)
Based on net asset value	0.43%	(e)	1.23%		0.88% (f)	0.35%	0.19%		0.02%

Ratios to Average Net Assets
Total expenses	0.52%	(g)	0.53%		0.54%	0.56%	0.63%	(h)	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.44%	(g)	0.45%		0.45%	0.45%	0.30%		0.13%

Net investment income	0.87%	(g)	1.22%		0.87%	0.33%	0.05%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,770		$2,207		$1,893	$1,623	$1,802		$2,045

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

See notes to financial statements.

114	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash

	Premier

	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0002		$1.0002

Net investment income	0.0054		0.0031
Net realized and unrealized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0054		0.0031

Distributions from net investment income(c)	(0.0054)		(0.0031)

Net asset value, end of period	$1.0002		$1.0002

Total Return(d)
Based on net asset value	0.54%	(e)	0.31%	(e)

Ratios to Average Net Assets
Total expenses	0.27%	(f)	0.28%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	(f)

Net investment income	1.08%	(f)	1.20%	(f)

Supplemental Data
Net assets, end of period (000)	$37		$36

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights

(For a share outstanding throughout each period)

	MuniFund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0054		0.0142	0.0115		0.0060	0.0019	0.0002
Net realized gain	0.0000	(a)	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001

Net increase from investment operations	0.0054		0.0142	0.0115		0.0062	0.0020	0.0003

Distributions(b)
From net investment income	(0.0054)		(0.0142)	(0.0115)		(0.0060)	(0.0019)	(0.0002)
From net realized gain	—		—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0054)		(0.0142)	(0.0115)		(0.0062)	(0.0020)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.54%	(e)	1.43%	1.16%		0.62%	0.20%	0.03%

Ratios to Average Net Assets
Total expenses	0.52%	(f)	0.50%	0.55%		0.45%	0.37%	0.36%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	0.20%		0.20%	0.11%	0.06%

Net investment income	1.06%	(f)	1.42%	1.15%		0.60%	0.10%	0.02%

Supplemental Data
Net assets, end of period (000)	$81,210		$194,629	$191,172		$146,316	$141,458	$1,369,069

(a) Amount is less than $0.00005 per share.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Amount is greater than $(0.00005) per share.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f) Annualized.

See notes to financial statements.

116	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund

	Administration
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0049		0.0133	0.0104		0.0049	0.0013	0.0002
Net realized gain	0.0000	(a)	0.0000 (a)	0.0001		0.0003	0.0001	0.0001

Net increase from investment operations	0.0049		0.0133	0.0105		0.0052	0.0014	0.0003

Distributions(b)
From net investment income	(0.0049)		(0.0133)	(0.0105)		(0.0050)	(0.0013)	(0.0002)
From net realized gain	—		—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0049)		(0.0133)	(0.0105)		(0.0052)	(0.0014)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.49%	(e)	1.34%	1.06%		0.52%	0.14%	0.03%

Ratios to Average Net Assets
Total expenses	0.64%	(f)	0.60%	0.65%		0.55%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%	(f)	0.30%	0.30%		0.30%	0.15%	0.06%

Net investment income	0.99%	(f)	1.33%	1.04%		0.49%	0.05%	0.02%

Supplemental Data
Net assets, end of period (000)	$16,954		$15,487	$16,537		$18,653	$21,554	$325,641

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund

	Dollar
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0041		0.0117	0.0090		0.0035	0.0006	0.0002
Net realized gain	0.0000	(a)	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001

Net increase from investment operations	0.0041		0.0117	0.0090		0.0037	0.0007	0.0003

Distributions(b)
From net investment income	(0.0041)		(0.0117)	(0.0090)		(0.0035)	(0.0006)	(0.0002)
From net realized gain	—		—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0041)		(0.0117)	(0.0090)		(0.0037)	(0.0007)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.41%	(e)	1.18%	0.91%		0.36%	0.07%	0.03%

Ratios to Average Net Assets
Total expenses	0.78%	(f)	0.75%	0.80%		0.70%	0.63%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	(f)	0.45%	0.45%		0.45%	0.22%	0.06%

Net investment income	0.83%	(f)	1.17%	0.90%		0.35%	0.03%	0.02%

Supplemental Data
Net assets, end of period (000)	$4,338		$4,678	$4,462		$4,592	$5,724	$41,554

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

118	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0054		0.0033
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0054		0.0033

Distributions from net investment income(c)	(0.0054)		(0.0033)

Net asset value, end of period	$1.00		$1.00

Total Return(d)
Based on net asset value	0.54%	(e)	0.33%	(e)

Ratios to Average Net Assets
Total expenses	0.54%	(f)	0.52%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	(f)

Net investment income	1.08%	(f)	1.25%	(f)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a) Recommencement of operations.

(b) Amount is less than $0.00005 per share.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund

	Private Client
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0031		0.0094	0.0067		0.0013	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001

Net increase from investment operations	0.0031		0.0094	0.0067		0.0015	0.0003	0.0003

Distributions(b)
From net investment income	(0.0031)		(0.0094)	(0.0067)		(0.0013)	(0.0002)	(0.0002)
From net realized gain	—		—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0031)		(0.0094)	(0.0067)		(0.0015)	(0.0003)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.31%	(e)	0.94%	0.68%		0.14%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	1.39%	(f)	1.35%	1.40%		1.30%	1.22%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.66%	(f)	0.68%	0.68%		0.67%	0.25%	0.06%

Net investment income	0.62%	(f)	0.94%	0.67%		0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$292		$291	$319		$330	$350	$1,649

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

120	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund

	Select
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018		2017		2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income	0.0017		0.0063	0.0034		0.0000	(a)	0.0001	0.0002
Net realized gain	0.0000	(a)	0.0000 (a)	0.0001		0.0002		0.0001	0.0001

Net increase from investment operations	0.0017		0.0063	0.0035		0.0002		0.0002	0.0003

Distributions(b)
From net investment income	(0.0017)		(0.0063)	(0.0035)		(0.0000	)(c)	(0.0001)	(0.0002)
From net realized gain	—		—	(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0017)		(0.0063)	(0.0035)		(0.0002)		(0.0002)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.17%	(e)	0.63%	0.36%		0.02%		0.02%	0.03%

Ratios to Average Net Assets
Total expenses	1.38%	(f)	1.34%	1.40%		1.30%		1.22%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.95%	(f)	1.00%	1.00%		0.79%		0.24%	0.06%

Net investment income	0.33%	(f)	0.64%	0.34%		0.00%		0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$2,165		$2,181	$2,662		$2,833		$3,863	$22,769

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights

(For a share outstanding throughout each period)

	California Money Fund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$1.0002		$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0046		0.0107	0.0101	0.0053	0.0019	0.0001
Net realized and unrealized gain (loss)	(0.0003)		0.0001	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)

Net increase from investment operations	0.0043		0.0108	0.0103	0.0065	0.0019	0.0001

Distributions(c)
From net investment income	(0.0045)		(0.0108)	(0.0101)	(0.0054)	(0.0019)	(0.0001)
From net realized gain	—		—	—	(0.0011)	—	—

Total distributions	(0.0045)		(0.0108)	(0.0101)	(0.0065)	(0.0019)	(0.0001)

Net asset value, end of period	$1.0000		$1.0002	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.43%	(e)	1.09%	1.03%	0.65%	0.19%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%	(f)	0.47%	0.70%	0.74%	0.47%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	0.20%	0.20%	0.12%	0.05%

Net investment income	0.93%	(f)	1.07%	1.01%	0.53%	0.12%	0.01%

Supplemental Data
Net assets, end of period (000)	$332,796		$397,288	$169,293	$30,459	$41,192	$227,884

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

122	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0002		$1.0002

Net investment income	0.0045		0.0026
Net realized and unrealized gain (loss)	(0.0002)		0.0000	(b)

Net increase from investment operations	0.0043		0.0026

Distributions from net investment income(c)	(0.0045)		(0.0026)

Net asset value, end of period	$1.0000		$1.0002

Total Return(d)
Based on net asset value	0.43%	(e)	0.26%	(e)

Ratios to Average Net Assets
Total expenses	0.45%	(f)	0.52%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	(f)

Net investment income	0.91%	(f)	0.99%	(f)

Supplemental Data
Net assets, end of period (000)	$36		$36

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights

(For a share outstanding throughout each period)

	New York Money Fund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$1.0000		$1.0000	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0051		0.0129	0.0113	0.0056	0.0019	0.0001
Net realized and unrealized gain (loss)	0.0002		0.0003	(0.0002)	0.0013	0.0015	0.0000	(a)

Net increase from investment operations	0.0053		0.0132	0.0111	0.0069	0.0034	0.0001

Distributions(b)
From net investment income	(0.0053)		(0.0132)	(0.0111)	(0.0056)	(0.0019)	(0.0001)
From net realized gain	—		—	—	—	(0.0003)	(0.0000	)(c)
From return of capital	—		—	—	(0.0013)	(0.0012)	—

Total distributions	(0.0053)		(0.0132)	(0.0111)	(0.0069)	(0.0034)	(0.0001)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.54%	(e)	1.33%	1.12%	0.69%	0.34%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	(f)	0.56%	1.35%	1.00%	0.58%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	0.20%	0.20%	0.14%	0.09%

Net investment income	1.03%	(f)	1.29%	1.13%	0.56%	0.10%	0.01%

Supplemental Data
Net assets, end of period (000)	$255,586		$243,502	$46,066	$16,908	$17,838	$92,999

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

124	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund

	Premier
	Six Months Ended 04/30/20 (unaudited)		Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0000		$1.0000

Net investment income	0.0053		0.0030
Net realized and unrealized gain	(0.0000	)(b)	(0.0000	)(b)

Net increase from investment operations	0.0053		0.0030

Distributions from net investment income(c)	(0.0053)		(0.0030)

Net asset value, end of period	$1.0000		$1.0000

Total Return(d)
Based on net asset value	0.54%	(e)	0.30%	(e)

Ratios to Average Net Assets
Total expenses	0.45%	(f)	0.56%	(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)	0.20%	(f)

Net investment income	1.08%	(f)	1.16%	(f)

Supplemental Data
Net assets, end of period (000)	$37		$37

(a)	Recommencement of operations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Private Client Shares and Select Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. Except for TempFund, each Fund also offers Premier Shares. For the six months ended April 30, 2020, no Plus Shares or Cash Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.

On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day, such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board of Trustees (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from TempCash, TempFund, MuniCash, MuniFund, California Money Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, MuniFund, California Money Fund or New York Money Fund’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, MuniFund, California Money Market Fund or New York Money Market Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.

126	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: TempCash has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, TempCash has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, TempCash applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 is $9,786,855,817.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of TempCash.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): TempCash, MuniCash, California Money Fund and New York Money Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of 3:00 p.m., Eastern time, on each day on which the New York Stock Exchange (“NYSE”) is open for business. TempFund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time) on each day on which the NYSE is open for business. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds’ assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory, administration and accounting services to the Funds.

Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 Billion(a)	.175% of the first $1 Billion(b)
.150% of the next $1 Billion(a)	.150% of the next $1 Billion(b)
.125% of the next $1 Billion(a)	.125% of the next $1 Billion(b)
.100% of the next $1 Billion(a)	.100% of amounts in excess of $3 Billion(b)
.095% of the next $1 Billion(a)
.090% of the next $1 Billion(a)
.085% of the next $1 Billion(a)
.080% of amounts in excess of $7 Billion(a)

(a)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)	Based on the average daily net assets of the Fund whose management fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fees	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

128	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

TempFund
Management Fees	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fees	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Administration, Capital, Cash Management, Cash Reserve, Dollar, Private Client and Select Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fees(a)	Distribution Fees(a)
Administration	0.10%	—%
Capital	0.05	—
Cash Management	0.50	—
Cash Reserve	0.40	—
Dollar	0.25	—
Private Client	0.50	0.35
Select	0.50	0.35

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

For the six months ended April 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Administration	Capital	Cash Management	Cash Reserve	Dollar	Private Client	Select	Total
Federal Trust Fund	$42,068	$—	$29,497	$764	$17,221	$—	$—	$89,550
FedFund	1,441,613	2,063,649	1,095,311	10,499,669	3,306,790	1,101	1,193,296	19,601,429
TempCash	—	—	—	—	22	—	—	22
TempFund	21,831	—	1,559,585	11,221	108,287	25,029	—	1,725,953
T-Fund	330,969	2,540,675	2,505,794	227,380	1,132,716	—	97,645	6,835,179
Treasury Trust Fund	237,100	—	84,590	214,890	1,326,046	—	260,526	2,123,152
MuniCash	—	—	—	—	3,005	—	—	3,005
MuniFund	8,081	—	—	—	5,659	1,230	10,028	24,998

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2020, the Funds did not pay any amounts to affiliates in return for these services.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to March 1, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2020, the amounts waived were as follows:

Federal Trust Fund	$1,237,135
FedFund	9,926,347
TempCash	2,517,289
TempFund	2,354,116
T-Fund	7,195,684
Treasury Trust Fund	4,583,979
MuniCash	1,818,888
MuniFund	295,813
California Money Fund	409,662
New York Money Fund	372,682

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2021 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective management fees and service and distribution fees, as applicable, and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income, if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended April 30, 2020, the amounts waived were as follows:

Service and Distribution Fees Waived	Administration	Capital	Cash Management	Cash Reserve	Dollar	Private Client	Select	Total
Federal Trust Fund	$—	$—	$1,884	$764	$159	$—	$—	$2,807
FedFund	—	205,028	117,592	691,126	29,808	514	256,515	1,300,583
TempFund	1,499	—	—	2,334	1,061	10,305	—	15,199
T-Fund	9	259,988	382,837	40,600	72,751	—	36,125	792,310
Treasury Trust Fund	5,312	—	5,491	6,638	100,613	—	44,330	162,384
MuniCash	—	—	—	—	68	—	—	68
MuniFund	—	—	—	—	7	561	1,214	1,782

With respect to New York Money Fund, the amount waived was $117 and reported in the Statements of Operations as fees waived and/or reimbursed by the Manager.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: During the six months ended April 30, 2020, TempFund received a reimbursement of $14,497 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

130	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
MuniCash	$1,308,959,221	$522,446,758	$—
MuniFund	32,951,184	102,988,122	—
California Money Fund	87,764,074	184,483,400	—
New York Money Fund	78,928,684	117,982,517	—

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Non-Expiring Capital Loss Carryforward
MuniCash	$55,451
MuniFund	3,026
California Money Fund	41

As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

TempCash
Tax cost	$7,743,233,134

Gross unrealized appreciation	$5,849,240
Gross unrealized depreciation	(1,330,384)

Net unrealized appreciation	$4,518,856

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements  (unaudited) (continued)

monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/20	Year Ended 10/31/19
Federal Trust Fund
Institutional
Shares sold	12,462,848,570	12,704,112,763
Shares issued in reinvestment of distributions	4,580,382	14,369,548
Shares redeemed	(10,462,909,408)	(12,272,884,399)

Net increase	2,004,519,544	445,597,912

Administration
Shares sold	81,912,873	173,314,836
Shares issued in reinvestment of distributions	458,558	1,898,231
Shares redeemed	(55,139,532)	(170,753,243)

Net increase	27,231,899	4,459,824

Cash Management
Shares sold	5,054,937	202,720
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(838,638)	(1,538,528)

Net increase (decrease)	4,216,299	(1,335,808)

Cash Reserve
Shares sold	—	772
Shares issued in reinvestment of distributions	1,789	9,105
Shares redeemed	—	(774)

Net increase	1,789	9,103

Dollar
Shares sold	16,261,059	12,237,686
Shares issued in reinvestment of distributions	8,822	65,711
Shares redeemed	(11,262,800)	(14,903,384)

Net increase (decrease)	5,007,081	(2,599,987)

132	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20	Year Ended 10/31/19
Premier
Shares sold	—	36,500 (a)

Net increase	—	36,500

Total Net Increase	2,040,976,612	446,167,544

FedFund
Institutional
Shares sold	592,056,234,531	820,557,392,885
Shares issued in reinvestment of distributions	267,215,190	681,599,495
Shares redeemed	(529,322,006,238)	(802,414,537,695)

Net increase	63,001,443,483	18,824,454,685

Administration
Shares sold	4,133,022,660	7,702,703,748
Shares issued in reinvestment of distributions	1,916,574	7,851,418
Shares redeemed	(3,893,206,542)	(7,340,208,687)

Net increase	241,732,692	370,346,479

Capital
Shares sold	7,292,658,664	8,896,812,741
Shares issued in reinvestment of distributions	46,749,959	159,322,052
Shares redeemed	(6,237,652,683)	(8,116,349,857)

Net increase	1,101,755,940	939,784,936

Cash Management
Shares sold	493,869,737	601,770,368
Shares issued in reinvestment of distributions	1,006,275	3,486,015
Shares redeemed	(361,244,207)	(382,288,939)

Net increase	133,631,805	222,967,444

Cash Reserve
Shares sold	26,378,360,449	44,180,431,479
Shares issued in reinvestment of distributions	14	227
Shares redeemed	(25,712,187,058)	(40,922,873,761)

Net increase	666,173,405	3,257,557,945

Dollar
Shares sold	5,756,962,716	12,221,791,437
Shares issued in reinvestment of distributions	1,052,983	4,575,944
Shares redeemed	(4,933,995,849)	(11,695,388,333)

Net increase	824,019,850	530,979,048

Premier
Shares sold	—	36,500 (a)

Net increase	—	36,500

Private Client
Shares sold	48,952	78
Shares issued in reinvestment of distributions	927	5,702
Shares redeemed	(1,431)	(544,339)

Net increase (decrease)	48,448	(538,559)

Select
Shares sold	364,295,978	633,574,854
Shares issued in reinvestment of distributions	617,129	3,014,408
Shares redeemed	(315,983,630)	(575,656,386)

Net increase	48,929,477	60,932,876

Total Net Increase	66,017,735,100	24,206,521,354

T-Fund
Institutional
Shares sold	381,643,280,854	620,268,558,788
Shares issued in reinvestment of distributions	116,843,795	461,723,948
Shares redeemed	(370,105,998,092)	(613,291,766,321)

Net increase	11,654,126,557	7,438,516,415

Administration
Shares sold	26,670,586	773,946,841
Shares issued in reinvestment of distributions	45,680	5,724,048
Shares redeemed	(128,051,857)	(970,844,552)

Net decrease	(101,335,591)	(191,173,663)

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20	Year Ended 10/31/19
Capital
Shares sold	9,290,097,487	14,569,570,038
Shares issued in reinvestment of distributions	55,813,949	224,499,974
Shares redeemed	(9,078,982,493)	(15,425,120,574)

Net increase (decrease)	266,928,943	(631,050,562)

Cash Management
Shares sold	1,765,175,024	3,163,021,198
Shares issued in reinvestment of distributions	2,293,515	6,788,577
Shares redeemed	(1,696,652,608)	(2,734,516,096)

Net increase	70,815,931	435,293,679

Cash Reserve
Shares sold	1,475,833,423	1,081,187,181
Shares issued in reinvestment of distributions	192,570	1,592,195
Shares redeemed	(1,504,079,143)	(1,198,937,643)

Net decrease	(28,053,150)	(116,158,267)

Dollar
Shares sold	4,250,072,047	6,130,368,305
Shares issued in reinvestment of distributions	1,331,497	7,482,569
Shares redeemed	(3,534,011,168)	(6,573,759,591)

Net increase (decrease)	717,392,376	(435,908,717)

Premier
Shares sold	—	36,500 (a)

Net increase	—	36,500

Select
Shares sold	90,031,687	103,478,228
Shares issued in reinvestment of distributions	35,197	263,265
Shares redeemed	(62,235,472)	(108,682,535)

Net increase (decrease)	27,831,412	(4,941,042)

Total Net Increase	12,607,706,478	6,494,614,343

Treasury Trust Fund
Institutional
Shares sold	104,897,617,899	95,714,869,460
Shares issued in reinvestment of distributions	53,245,279	144,120,420
Shares redeemed	(67,119,223,582)	(87,663,392,824)

Net increase	37,831,639,596	8,195,597,056

Administration
Shares sold	670,427,045	1,699,228,986
Shares issued in reinvestment of distributions	1,508,734	1,719,579
Shares redeemed	(641,067,825)	(1,648,893,264)

Net increase	30,867,954	52,055,301

Cash Management
Shares sold	73,040,588	59,530,319
Shares issued in reinvestment of distributions	11,448	20,116
Shares redeemed	(66,724,822)	(36,904,423)

Net increase	6,327,214	22,646,012

Cash Reserve
Shares sold	375,762,204	459,595,250
Shares issued in reinvestment of distributions	58,682	16,348
Shares redeemed	(343,118,342)	(393,627,800)

Net increase	32,702,544	65,983,798

Dollar
Shares sold	2,778,838,723	3,303,440,917
Shares issued in reinvestment of distributions	572,078	1,501,352
Shares redeemed	(2,371,991,871)	(2,809,691,869)

Net increase	407,418,930	495,250,400

Premier
Shares sold	—	36,500 (a)

Net increase	—	36,500

134	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20	Year Ended 10/31/19
Select
Shares sold	135,131,628	233,491,984
Shares issued in reinvestment of distributions	132,134	497,582
Shares redeemed	(88,325,141)	(235,401,422)

Net increase (decrease)	46,938,621	(1,411,856)

Total Net Increase	38,355,894,859	8,830,157,211

MuniFund
Institutional
Shares sold	96,845,479	380,643,057
Shares issued in reinvestment of distributions	370,600	1,242,612
Shares redeemed	(210,620,162)	(378,430,505)

Net increase (decrease)	(113,404,083)	3,455,164

Administration
Shares sold	17,589,220	36,679,186
Shares issued in reinvestment of distributions	78,198	221,989
Shares redeemed	(16,217,376)	(37,950,705)

Net increase (decrease)	1,450,042	(1,049,530)

Dollar
Shares sold	1,799,527	2,674,954
Shares redeemed	(2,143,991)	(2,458,697)

Net increase (decrease)	(344,464)	216,257

Premier
Shares sold	—	36,500 (a)

Net increase	—	36,500

Private Client
Shares sold	66	—
Shares issued in reinvestment of distributions	893	2,800
Shares redeemed	(300)	(31,511)

Net increase (decrease)	659	(28,711)

Select
Shares sold	8,841,396	33,405,411
Shares issued in reinvestment of distributions	3,888	21,628
Shares redeemed	(8,863,290)	(33,907,617)

Net decrease	(18,006)	(480,578)

Total Net Increase (Decrease)	(112,315,852)	2,149,102

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	10,013,558,432	$10,019,931,217	17,927,742,344	$17,936,454,621
Shares issued in reinvestment of distributions	3,313,966	3,316,102	7,975,683	7,979,923
Shares redeemed	(12,022,130,675)	(12,027,425,317)	(12,780,036,136)	(12,786,435,080)

Net increase (decrease)	(2,005,258,277)	$(2,004,177,998)	5,155,681,891	$5,157,999,464

Dollar
Shares issued in reinvestment of distributions	107	107	2,438	2,439

Net increase	107	$107	2,438	$2,439

Premier
Shares sold	—	$—	36,478 (a)	$36,500 (a)

Net increase (decrease)	—	$—	36,478	$36,500

Total Net Increase (Decrease)	(2,005,258,170)	$(2,004,177,891)	5,155,720,807	$5,158,038,403

TempFund
Institutional
Shares sold	37,933,031,443	$37,953,345,038	90,618,296,944	$90,665,754,560
Shares issued in reinvestment of distributions	44,457,441	44,481,113	171,767,829	171,874,287
Shares redeemed	(41,327,553,044)	(41,347,331,417)	(92,508,122,479)	(92,556,540,240)

Net decrease	(3,350,064,160)	$(3,349,505,266)	(1,718,057,706)	$(1,718,911,393)

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares		Amount
Administration
Shares sold	120,640,144	$120,705,599	43,349,196		$43,373,336
Shares issued in reinvestment of distributions	119,515	119,585	439,267		439,512
Shares redeemed	(102,612,470)	(102,687,896)	(25,556,176)		(25,570,432)

Net increase	18,147,189	$18,137,288	18,232,287		$18,242,416

Cash Management
Shares sold	121,009,457	$121,065,446	177,216,383		$177,308,452
Shares issued in reinvestment of distributions	2,931,615	2,933,126	11,899,108		11,905,542
Shares redeemed	(114,940,219)	(114,995,263)	(197,010,664)		(197,116,973)

Net increase (decrease)	9,000,853	$9,003,309	(7,895,173)		$(7,902,979)

Cash Reserve
Shares sold	4,163,845	$4,166,255	5,062,279		$5,065,053
Shares issued in reinvestment of distributions	29,321	29,337	102,293		102,346
Shares redeemed	(2,190,739)	(2,191,878)	(5,189,225)		(5,192,201)

Net increase (decrease)	2,002,427	$2,003,714	(24,653)		$(24,802)

Dollar
Shares sold	55,371,116	$55,409,137	51,470,637		$51,497,281
Shares issued in reinvestment of distributions	477,091	477,355	1,836,953		1,837,950
Shares redeemed	(37,573,625)	(37,586,378)	(53,960,274)		(53,992,845)

Net increase (decrease)	18,274,582	$18,300,114	(652,684)		$(657,614)

Private Client
Shares sold	29,273,095	$29,265,615	6,341,325		$6,344,238
Shares issued in reinvestment of distributions	12,246	12,253	32,331		32,349
Shares redeemed	(8,311,471)	(8,317,104)	(7,249,660)		(7,253,283)

Net increase (decrease)	20,973,870	$20,960,764	(876,004)		$(876,696)

Select(b)
Shares issued in reinvestment of distributions	—	$—	6		$5
Shares redeemed	—	—	(643)		(643)

Net increase (decrease)	—	$—	(637)		$(638)

Total Net Decrease	(3,281,665,239)	$(3,281,100,077)	(1,709,274,570)		$(1,710,131,706)

MuniCash

Institutional
Shares sold	22,773,337,531	$22,775,590,585	32,005,274,124		$32,009,869,838
Shares issued in reinvestment of distributions	11,716,175	11,717,715	18,175,005		18,177,436
Shares redeemed	(21,702,148,060)	(21,704,099,185)	(30,833,267,846)		(30,837,752,767)

Net increase	1,082,905,646	$1,083,209,115	1,190,181,283		$1,190,294,507

Dollar
Shares sold	1,663,178	$1,663,436	2,961,834		$2,962,222
Shares issued in reinvestment of distributions	10,442	10,443	25,542		25,545
Shares redeemed	(1,111,488)	(1,111,637)	(2,672,705)		(2,673,061)

Net increase	562,132	$562,242	314,671		$314,706

Premier
Shares sold	—	$—	36,493	(a)	$36,500 (a)

Net increase	—	$—	36,493		$36,500

Total Net Increase	1,083,467,778	$1,083,771,357	1,190,532,447		$1,190,645,713

California Money Fund

Institutional
Shares sold	1,967,863,615	$1,968,106,969	4,428,995,312		$4,429,881,111
Shares issued in reinvestment of distributions	1,279,952	1,280,080	2,594,245		2,594,765
Shares redeemed	(2,033,571,174)	(2,033,886,495)	(4,203,640,454)		(4,204,481,181)

Net increase (decrease)	(64,427,607)	$(64,499,446)	227,949,103		$227,994,695

Premier
Shares sold	—	$—	36,492	(a) $	36,500 (a)

Net increase	—	$—	36,492		$36,500

Total Net Increase (Decrease)	(64,427,607)	$(64,499,446)	227,985,595		$228,031,195

136	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares		Amount
New York Money Fund

Institutional
Shares sold	872,121,311	$872,117,003	1,467,442,284		$1,467,442,284
Shares issued in reinvestment of distributions	530,844	530,844	857,781		857,781
Shares redeemed	(860,572,987)	(860,563,995)	(1,270,864,647)		(1,270,864,647)

Net increase	12,079,168	$12,083,852	197,435,418		$197,435,418

Premier
Shares sold	—	$—	36,500	(a)	$36,500	(a)

Net increase	—	$—	36,500		$36,500

Total Net Increase	12,079,168	$12,083,852	197,471,918		$197,471,918

(a)	Period July 26, 2019 (recommencement of operations) to October 31, 2019 for Premier Shares.
(b)	There were no Select Shares outstanding for the period ended April 30, 2020.

As of April 30, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Premier
Federal Trust Fund	$36,500
FedFund	36,500
TempCash	36,478
T-Fund	36,500
Treasury Trust Fund	36,500
MuniCash	36,493
MuniFund	36,500
California Money Fund	36,492
New York Money Fund	36,500

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	137

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

JPMorgan Chase Bank, N.A.

New York, NY 10179

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

138	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov. Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	139

Glossary of Terms Used in this Report

Currency

USD	United States Dollar
Portfolio Abbreviations

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

COP	Certificates of Participation

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LIQ	Liquidity Agreement

LOC	Letter of Credit

RB	Revenue Bonds

SBPA	Stand-by-Bond Purchase Agreement

SOFR	Secured Overnight Financing Rate

TAN	Tax Anticipation Notes

VRDN	Variable Rate Demand Notes

VRDP	Variable Rate Demand Preferred

140	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notice to Shareholders

The following applies to TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to MuniFund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

Want to know more?

blackrock.com    |    800-441-7450

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/20-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrant – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 2, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 2, 2020

3